AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 31, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         _X_
                               (File No. 2-75151)
                        Post-Effective Amendment No. _23_

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                      _X_
                              (File No. 811-03342)
                        Post-Effective Amendment No. _26_


                          SIT MID CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                4600 Norwest Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                 Kelly K. Orning
                                 Staff Attorney
                                Sit Mutual Funds
                               4600 Norwest Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                                Dorsey & Whitney
                           2200 First Bank Place East
                          Minneapolis, Minnesota 55402

      ____   immediately upon filing pursuant to paragraph (b) of rule 485
      ____   on (specify date) pursuant to paragraph (b) of rule 485
      ____   60 days after filing pursuant to paragraph (a)(1) of rule 485
      _XX_   on November 1, 1999 pursuant to paragraph (a)(1) of rule 485
      ____   75 days after filing pursuant to paragraph (a)(2) of rule 485
      ____   on (specify date) pursuant to paragraph (a)(2) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about July 17, 1999.

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 31, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         _X_
                               (File No. 2-75152)
                        Post-Effective Amendment No. _23_

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                      _X_
                              (File No. 811-03343)
                        Post-Effective Amendment No. _26_


                         SIT LARGE CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                4600 Norwest Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                 Kelly K. Orning
                                 Staff Attorney
                                Sit Mutual Funds
                               4600 Norwest Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                                Dorsey & Whitney
                           2200 First Bank Place East
                          Minneapolis, Minnesota 55402

      ____   immediately upon filing pursuant to paragraph (b) of rule 485
      ____   on (specify date) pursuant to paragraph (b) of rule 485
      ____   60 days after filing pursuant to paragraph (a)(1) of rule 485
      _XX_   on November 1, 1999 pursuant to paragraph (a)(1) of rule 485
      ____   75 days after filing pursuant to paragraph (a)(2) of rule 485
      ____   on (specify date) pursuant to paragraph (a)(2) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about July 17, 1999.

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 31, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         _X_
                               (File No. 33-42101)
                        Post-Effective Amendment No. _17_

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                      _X_
                              (File No. 811-06373)
                        Post-Effective Amendment No. _18_


                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                4600 Norwest Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                 Kelly K. Orning
                                 Staff Attorney
                                Sit Mutual Funds
                               4600 Norwest Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                                Dorsey & Whitney
                           2200 First Bank Place East
                          Minneapolis, Minnesota 55402

      ____   immediately upon filing pursuant to paragraph (b) of rule 485
      ____   on (specify date) pursuant to paragraph (b) of rule 485
      ____   60 days after filing pursuant to paragraph (a)(1) of rule 485
      _XX_   on November 1, 1999 pursuant to paragraph (a)(1) of rule 485
      ____   75 days after filing pursuant to paragraph (a)(2) of rule 485
      ____   on (specify date) pursuant to paragraph (a)(2) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about July 17, 1999.

                             STOCK FUNDS PROSPECTUS
                                November 1, 1999


                                  Balanced Fund
                              Large Cap Growth Fund
                              Regional Growth Fund
                               Mid Cap Growth Fund
                            International Growth Fund
                              Small Cap Growth Fund
                       Science and Technology Growth Fund
                         Developing Markets Growth Fund


                             (logo) Sit Mutual Funds
                            The Investment is Mutual



NOT PART OF PROSPECTUS

                         A Family of 100% No-Load Funds

                               SIT FAMILY OF FUNDS

                                    [GRAPH]

STABILITY:           INCOME:             GROWTH:            HIGH GROWTH:
Safety of principal  Increased income    Long-term capital  Long-term capital
and current income                       appreciation and   appreciation
                                         income

MONEY MARKET         U.S. GOVERNMENT     BALANCED           MID CAP GROWTH
                      SECURITIES         LARGE CAP GROWTH   INTERNATIONAL GROWTH
                     TAX-FREE INCOME     REGIONAL GROWTH    SMALL CAP GROWTH
                     MINNESOTA TAX-FREE                     SCIENCE AND
                      INCOME                                 TECHNOLOGY GROWTH
                     BOND                                   DEVELOPING MARKETS
                                                             GROWTH


          PRINCIPAL STABILITY           GROWTH
          & CURRENT INCOME              POTENTIAL


                             (logo) Sit Mutual Funds
                            The Investment is Mutual

NOT PART OF PROSPECTUS

                                SIT MUTUAL FUNDS

                             STOCK FUNDS PROSPECTUS
                                November 1, 1999



                                  Balanced Fund
                              Large Cap Growth Fund
                              Regional Growth Fund
                               Mid Cap Growth Fund
                            International Growth Fund
                              Small Cap Growth Fund
                       Science and Technology Growth Fund
                         Developing Markets Growth Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS
INTRODUCTION
--------------------------------------------------------------------------------
FUND SUMMARIES
--------------------------------------------------------------------------------
                Investment Objectives and Principal Investment Strategies
                     Balanced Fund                                            #
                     Large Cap Growth Fund                                    #
                     Regional Growth Fund                                     #
                     Mid Cap Growth Fund                                      #
                     International Growth Fund                                #
                     Small Cap Growth Fund                                    #
                     Science and Technology Growth Fund                       #
                     Developing Markets Growth Fund                           #
                Principal Investment Risks                                    #
                Performance
                     Balanced Fund                                            #
                     Large Cap Growth Fund                                    #
                     Regional Growth Fund                                     #
                     Mid Cap Growth Fund                                      #
                     International Growth Fund                                #
                     Small Cap Growth Fund                                    #
                     Science and Technology Growth Fund                       #
                     Developing Markets Growth Fund                           #
                     Fees and Expenses                                        #
FUND MANAGEMENT
--------------------------------------------------------------------------------
                Investment Adviser                                            #
                Investment Sub-Adviser                                        #
                Portfolio Management                                          #
                Distributor                                                   #
                Custodian and Transfer Agent                                  #
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
                Share Price                                                   #
                When Orders are Effective                                     #
                Purchasing Shares                                             #
                Exchanging Shares                                             #
                Selling Shares                                                #
                Dividends and Distributions                                   #
                Retirement and other Tax-Deferred Accounts                    #
                Taxes                                                         #
 ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
                Other Securities, Investment Practices, and Policies          #
                Financial Highlights
                     Balanced Fund                                            #
                     Large Cap Growth Fund                                    #
                     Regional Growth Fund                                     #
                     Mid Cap Growth Fund                                      #
                     International Growth Fund                                #
                     Small Cap Growth Fund                                    #
                     Science and Technology Growth Fund                       #
                     Developing Markets Growth Fund                           #
                For More Information                                  back cover

--------------------------------------------------------------------------------
INTRODUCTION
--------------------------------------------------------------------------------

SIT MUTUAL FUNDS ARE A FAMILY OF NO-LOAD MUTUAL FUNDS OFFERING A SELECTION OF FUNDS TO INVESTORS. EACH FUND HAS A DISTINCTIVE INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.

The descriptions on the following pages may help you choose the Fund or Funds that best fit your investment goals. Keep in mind, however, that no Fund can guarantee it will meet its investment objective, and no Fund should be relied upon as a complete investment program.

This Prospectus describes the eight stock funds are a part of the Sit Mutual Fund family. Each Fund uses various investment strategies in seeking its investment objective. You can learn more about these strategies and their related risks by reading the "Investment Objectives and Principal Investment Strategies" and "Additional Risks" sections of this Prospectus.

THE SIT STOCK FUNDS CONSIST OF:

DOMESTIC GROWTH STOCK FUNDS
Balanced Fund           Large Cap Growth Fund     Regional Growth Fund
Mid Cap Growth Fund     Small Cap Growth Fund     Science and Technology Growth Fund.

INTERNATIONAL GROWTH STOCK FUNDS
International Growth Fund           Developing Markets Growth Fund

--------------------------------------------------------------------------------
FUND SUMMARIES
--------------------------------------------------------------------------------

BALANCED FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term capital growth consistent with preservation of principal and to provide shareholders with regular income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing in a diversified portfolio of stocks, bonds, and short-term instruments. In seeking to achieve the Fund's long-term capital growth objective, the Fund invests in common stocks of growth companies. The Fund balances its long-term growth objective by investing in income-producing debt securities and/or common stocks selected primarily for their dividend payment potential.

During normal market conditions, between 40% and 60% of the Fund's assets will be invested in equity securities and between 40% and 60% in fixed-income securities. The Fund's allocation of assets will vary over time in response to the Adviser's evaluation of present and anticipated market and economic conditions.

                        [*Sidebar:] The Fund combines the investment strategies of the Large Cap Growth Fund and the Bond Fund.

The equity portion of the Fund's portfolio is invested primarily in the common stocks of growth companies with a capitalization of $5 billion or more at the time of purchase. The Adviser utilizes the same investment strategies for the Fund that it uses for the Large Cap Growth Fund in selecting equity securities.

The Fund may invest up to 20% of its assets in foreign government securities or equity securities of foreign issuers that are either listed on a U.S. or Toronto stock exchange or represented by American Depository Receipts.

The fixed income portion of the Fund's portfolio is invested primarily in a diversified portfolio of debt securities that may include the following securities. The Adviser utilizes the same investment strategies for the Fund that it uses for the Sit Bond Fund in selecting the fixed-income securities.
- mortgage-backed securities, such as securities issued by Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA), and including collateralized mortgage obligations,
- asset-backed securities such as automobile and credit card receivables, utilities, manufactured (mobile) home loans, home improvement loans and home equity loans,
-     obligations of the U.S. government, its agencies and instrumentalities,
-     corporate debt securities,
-     taxable municipal securities, and
- short-term debt obligations, including commercial paper and bank instruments, such as certificates of deposit, time deposits, and bankers' acceptances.

The Fund invests primarily in debt securities that, at the time of purchase, are either rated investment-grade or if unrated, determined to be of comparable quality by the Adviser. Unrated securities will not exceed 20% of the Fund's total assets.

In selecting fixed-income securities for the Fund, the Adviser seeks fixed-income securities providing maximum total return. In making purchase and sales decisions for the Fund, the Adviser considers its economic outlook and interest rate forecast, as well as its evaluation of a fixed-income security's credit quality, yield, maturity, and liquidity. Based upon its economic outlook, the Adviser attempts to shift the fixed-income sector concentrations of the portfolio. Based upon its interest rate forecast, the Adviser attempts to shift the fixed-income portfolio's average effective duration, seeking to maintain an average effective duration for the fixed-income portion of the Fund's portfolio of 3 to 7 years.

LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing at least 65% of its total assets in the common stocks of growth companies with capitalizations of $5 billion or more at the time of purchase.

                        [*Sidebar:] The Fund invests in companies having a market capitalization of $5 billion or more.

The Adviser invests in growth-oriented companies it believes exhibit the potential to increase earnings at a faster rate than the economy and respective market index. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and considers several factors in its evaluation of a company, including:
-     potential for above average long-term earnings and revenue growth,
-     unique product or service,
-     growing product demand,
-     dominant and growing market share,
-     management experience and capabilities, and

-     strong financial strategy.

                        [*Sidebar:] The Fund invests in "blue chip" stocks issued by companies with records of stable profit growth and dividend payments.

The Fund may invest up to 20% of its assets in foreign government securities or equity securities of foreign issues that are either listed on a U.S. or Toronto stock exchange or represented by American Depository Receipts.

REGIONAL GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing at least 80% of its total assets, under normal market conditions, in common stocks of companies with their headquarters in Minnesota, Iowa, Missouri, North Dakota, South Dakota, Nebraska, Kansas, Wisconsin, Illinois, Michigan, Indiana, and Ohio. The Fund's investments will include stocks of smaller companies.

The Adviser invests in growth-oriented companies it believes exhibit the potential to increase earnings at a faster rate than the economy and respective market index. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and considers several factors in its evaluation of a company, including:
-     potential for above average long-term earnings and revenue growth,
-     unique product or service,
-     growing product demand,
-     dominant and growing market share,
-     management experience and capabilities, and
-     strong financial strategy.

MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing at least 65% of its total assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

                        [*Sidebar:] The Fund invests in companies having a market capitalization of $2 billion to $15 billion.

The Adviser invests in a diversified group of growing medium to small companies it believes exhibit the potential to increase earnings at a faster rate than the economy and respective market index. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and considers several factors in its evaluation of a company, including:
-     potential for above average long-term earnings and revenue growth,
-     unique product or service,
-     growing product demand,

-     dominant and growing market share,
-     management experience and capabilities, and
-     strong financial strategy.

The Fund may invest up to 20% of its assets in foreign government securities or equity securities of foreign issues that are either listed on a U.S. or Toronto stock exchange or represented by American Depository Receipts.

INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing at least 90% of its total assets, under normal market conditions, in common stocks of issuers domiciled in at least three foreign countries.

In selecting investments for the Fund, the Sub-Adviser begins by selecting countries or regions in which to invest. In making its selections, the Sub-Adviser considers several factors affecting the economy and equity market of foreign countries and regions, including:
-     economic trends,
-     earnings outlook,
-     liquidity within the market,
-     fiscal and monetary policy,
-     currency exchange rate expectations,
-     investment valuation,
-     market sentiment, and
-     social and political trends.

The Sub-Adviser believes that favorable secular trends can provide significant investment opportunities, and therefore, after the country and regional allocations are determined, the Sub-Adviser seeks industries and sectors that it believes have strong earnings growth prospects. Within the selected industries and sectors, the Sub-Adviser invests in foreign growth-oriented companies it believes exhibit the potential to increase earnings at a faster rate than the respective economy and market index. The Sub-Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and considers several factors in its evaluation of a company, including:
-     potential for above average long-term earnings and revenue growth,
-     unique product or service,
-     growing product demand,
-     dominant and growing market share,
-     management experience and capabilities, and
-     strong financial strategy.

Up to 50% of the Fund's total assets may be invested in equity securities of smaller to medium sized emerging growth companies in developed markets (such as Germany and Japan) and developing markets (such as Thailand and Brazil). Emerging growth companies are small- and medium-sized companies that the Sub-Adviser believes have a potential for earnings growth over time that is above the growth rate of more established companies or are early in their life cycles and have the potential to become major enterprises.

The Fund may invest in securities representing underlying international securities such as American Depository Receipts, European Depository Receipts and Global Depository Receipts.

In order to hedge against adverse movements in currency exchange rates, the Fund may from time to time enter into forward foreign currency exchange contracts.

SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing at least 65% of its total assets, under normal market conditions, in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

                        [*Sidebar:] The Fund invests in companies having a market capitalization of $2.5 billion or less.

The Adviser invests in a diversified group of growing small companies it believes exhibit the potential to increase earnings at a faster rate than the economy and respective market index. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and considers several factors in its evaluation of a company, including:
-     potential for above average long-term earnings and revenue growth,
-     unique product or service,
-     growing product demand,
-     dominant and growing market share,
-     management experience and capabilities, and
-     strong financial strategy.

The Fund may invest up to 20% of its assets in foreign government securities or equity securities of foreign issuers that are either listed on a U.S. or Toronto stock exchange or represented by American Depository Receipts.

SCIENCE AND TECHNOLOGY GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing at least 80% of its total assets, under normal market conditions, in common stocks of companies which the Adviser expects to benefit from the development, improvement, advancement and use of science and technology. The Fund's investments will include stocks of smaller companies.

Science and technology companies include those whose processes, products or services, in the judgment of the Adviser, are significantly benefiting, or may be expected to significantly benefit, from scientific developments and the application of technical advances in industry, manufacturing and commerce resulting from improving technology in these fields. The Adviser seeks stocks of science and technology companies having superior growth potential in virtually any industry in which they may be found. Such industries may include:
-     aerospace,
-     chemistry,
-     electronic components and systems,
-     environmental services,

-     genetic engineering,
-     geology,
- information sciences (including computers, software and peripheral products),
-     medicine (including pharmacology, biotechnology and biophysics), and
-     hospital supply and medical devices.

The Adviser invests in growth-oriented companies it believes exhibit the potential to increase earnings at a faster rate than the respective economy and market index. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and considers several factors in its evaluation of a company, including:
-     potential for above average long-term earnings and revenue growth,
-     unique product or service,
-     growing product demand,
-     dominant and growing market share,
-     management experience and capabilities, and
-     strong financial strategy.

The Fund may invest up to 20% of its assets in foreign government securities or equity securities of foreign issuers that are either listed on a U.S. or Toronto stock exchange or represented by American Depository Receipts.

DEVELOPING MARKETS GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing at least 65% of its total assets, under normal market conditions, in common stocks of companies domiciled or operating in a developing market.

Developing markets are those countries that:
-     have emerging stock markets as defined by the International Finance
      Corporation,
-     have low- to middle-income economies according to the World Bank, or
-     are listed in World Bank publications as "developing."

In selecting investments for the Fund, the Sub-Adviser begin by selecting countries or regions in which to invest. In making its selections, the Sub-Adviser considers several factors affecting the economy and equity market of foreign countries and regions, including:
-     economic trends,
-     earnings outlook,
-     liquidity within the market,
-     fiscal and monetary policy,
-     currency exchange rate expectations,
-     investment valuation,
-     market sentiment, and
-     social and political trends.

The Sub-Adviser believes that favorable secular trends can provide significant investment opportunities, and therefore, after the country and regional allocations are determined, the Sub-Adviser seeks industries and sectors that have strong earnings growth prospects. Within the selected industries and sectors, the Sub-Adviser invests in foreign growth-oriented companies it believes exhibit the potential to increase earnings at a faster rate than the respective economy and market index. The Sub-Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and considers several factors in its evaluation of a company, including:
-     earnings growth prospects of a company's industry and sector,
-     potential for above average long-term earnings and revenue growth,
-     unique product or service, - growing product demand,
-     regional or country dominance and growing market share,
-     management experience and capabilities, and
-     strong financial strategy.

The Fund may invest in securities representing underlying international securities such as American Depository Receipts, European Depository Receipts and Global Depository Receipts.

In order to hedge against adverse movements in currency exchange rates, the Fund may from time to time enter into forward foreign currency exchange contracts.

PRINCIPAL INVESTMENT RISKS

All investments carry some degree of risk which will affect the value of a Fund's investments, investment performance and price of its shares. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

The principal risks of investing in the Funds include:

RISKS THAT APPLY TO ALL FUNDS

- Stock Market Risk: The value of the stocks in which a Fund invests may go up or down in response to the activities of individual companies, the stock market and general economic conditions. Stock prices may decline over short or extended periods. As of the date of this Prospectus, U.S. stock markets and certain foreign markets are trading at or close to record high levels. There is no guarantee that such levels will continue.

- Management Risk: A strategy used by the investment management team may not produce the intended results.

- Liquidity Risk: Certain securities may be difficult to sell at the time and price that the Adviser would like to sell. The Adviser may have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund performance. During unusual market conditions, unusually high volume of redemption requests or other reasons, the Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus.

- Foreign Securities Risk: To the extent a Fund invests in foreign securities, including American Depository Receipts (U.S. dollar-denominated receipts representing shares of foreign-based corporations), the Fund will be subject to additional risks than those associated with domestic investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

- Year 2000 Risk: The Year 2000 issue arises when computer programs represent dates as two digits instead of four. Such programs may incorrectly assume that the year after 1999 is 1900. The Funds could be adversely affected if the computer systems used by the Funds, the Adviser, Sub-Adviser, or other service providers and entities with computer systems that are linked to the Funds' records do not properly process and calculate date-related information and data on and after January 1, 2000.

      A comprehensive review of the third-party service providers' and the Adviser's and Sub-Adviser's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification of existing software and the purchase of new software. In addition, the Adviser evaluates the anticipated impact of year 2000 issues on each company and government security in which the Funds invest. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds. The risk may be of greater significance with respect to a Fund's investment in securities of foreign issuers.

RISKS THAT APPLY PRIMARILY TO THE BALANCED FUND

- Interest Rate Risk: Due to the Fund's investments in fixed-income securities, an increase in interest rates may lower the Fund's value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities.

- Prepayment Risk: Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying the mortgage-backed securities and manufactured home loan pass-through securities owned by the Fund. The proceeds received by the Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to the Fund. Likewise, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of the Fund's value to rising interest rates.

- Credit Risk: The issuers or guarantors of fixed-income securities owned by the Fund may default on the payment of principal or interest, or on other obligations to the Fund, causing the value of the Fund to decrease.

- Income Risk: The income you earn from the Fund may decline due to declining interest rates.

- Call Risk: Many bonds may be redeemed ("called") at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

RISK THAT APPLIES PRIMARILY TO THE SMALL CAP GROWTH, REGIONAL GROWTH AND SCIENCE AND TECHNOLOGY GROWTH FUNDS

- Small Cap Stock Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

RISK THAT APPLIES PRIMARILY TO THE SCIENCE AND TECHNOLOGY GROWTH FUND

- Technology Stock Risk: Stocks of science and technology companies may be subject to greater price volatility than stocks of companies in other sectors or the overall stock market. Science and technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism. The Fund may be more affected by events influencing these sectors than a fund that is more diversified across numerous sectors.

RISK THAT APPLIES PRIMARILY TO THE REGIONAL GROWTH FUND

- Risk of Geographic Limitation: Regional Growth Fund's policy of investing primarily in a certain in a geographic region means that the Fund will be subject to adverse economic, political or other developments in that region. The region in which the Fund principally invests has a diverse industrial base (including agriculture, mining, retail, transportation, utilities, heavy and light manufacturing, financial services, insurance, computer technology and medical technology), however, this industrial base is not as diverse as that of the country as a whole. The Fund therefore may be less diversified by industry and company than other funds with a similar investment objective and no geographic limitation.

RISKS THAT APPLY PRIMARILY TO THE INTERNATIONAL GROWTH AND DEVELOPING MARKETS GROWTH FUNDS

- Risks of International Investing: International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the Sub-Adviser's ability to invest substantial portions of the Funds' assets in a small number of countries, the Funds may be subject to greater volatility than mutual funds that invest principally in domestic securities.

- Currency Risk: The value of the Funds' securities computed in U.S. dollars will vary with increases and decreases in exchange rates. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities denominated in that currency.

- Political and Economic Risk: Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries, changes in international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets and nationalization of assets.

- Foreign Tax Risk: Each Fund's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Funds also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by a Fund, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the Statement of Additional Information for details.

- Risk of Investment Restrictions: Some countries, particularly developing markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

- Foreign Securities Market Risk: Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly developing markets countries, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

- Information Risk: Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in developing markets may be especially lacking.

- Risks of Developing Markets: Investing in securities of issuers in developing markets involves exposure to economic infrastructures that are generally less diverse and mature than, and to political systems that can be expected to have less stability than, those of developed countries. Other characteristics of developing market countries that may affect investment in their markets include certain governmental policies that may restrict investment by foreigners and the absence of developed legal structures governing private and foreign investments and private property. The typical small size of the markets for securities issued by issuers located in developing markets and the possibility of low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. In addition, issuers in developing markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

- Risks of Foreign Currency Hedging Transactions: If the Sub-Advisor's forecast of exchange rate movements is incorrect, the Funds may realize losses on its foreign currency transactions. In addition, the Funds' hedging transactions may prevent the Funds from realizing the benefits of a favorable change in the value of foreign currencies.

PERFORMANCE

The following information illustrates how each Fund's performance has varied over time, which is one indication of the risks of investing in a Fund. A Fund's past performance does not necessarily indicate how it will perform in the future. Each bar chart depicts the change in a Fund's performance from year to year. The table depicts the Fund's average annual total returns for the periods indicated. Both the charts and the tables assume that all distributions have been reinvested.

BALANCED FUND

---------------------------------------------
Total Return for Calendar Years Ended 12/31(1)
---------------------------------------------
-0.33%    25.43%   15.80%   21.73%   21.30%

1994      1995     1996     1997     1998
(1) The Fund's year-to-date return as of 6/30/99 (not annualized) was 5.30%. BEST QUARTER: 14.00% (4th Q 1998) WORST QUARTER: -7.32% (3rd Q 1998)
----------------------------------------------------------------------
Average Annual Total Returns as of 12/31/98
----------------------------------------------------------------------
                                                       Since Inception
                                     1-Year    5-Year    (12/1/93)
                                     ------    ------    ---------
BALANCED FUND                        21.30%    16.40%    16.40%
Lehman Aggregate Bond Index(1)        8.69%     7.27%     7.27%
S&P 500 Index(2)                     28.58%    24.05%    24.05%
(1) An unmanaged index which measures the performance of U.S. investment-grade bonds. It is composed of investment-grade securities from the Lehman Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.
(2) An unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

LARGE CAP GROWTH FUND

-------------------------------------------------------------------------------------
Total Return for the Calendar Years Ended 12/31(1)
-------------------------------------------------------------------------------------
32.02%   -2.37%    32.72%   4.94%   3.15%   2.83%   31.66%   23.05%   31.70%   30.56%

1989      1990     1991     1992    1993    1994    1995     1996     1997     1998

(1) The Fund's year-to-date return as of 6/30/99 (not annualized) was 8.63%. BEST QUARTER: 22.54% (4th Q 1998) WORST QUARTER: -13.54% (3rd Q 1998)

---------------------------------------------------------------
Average Annual Total Return as of 12/31/98
---------------------------------------------------------------
                                   1-Year    5-Years   10-Years
                                   ------    -------   --------
LARGE CAP GROWTH FUND              30.56%    23.43%    18.16%
Russell 1000 Growth Index(1)       38.72%    25.70%    20.57%
S&P 500 Index(2)                   28.58%    24.06%    19.21%
(1) An unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
(2) An unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

REGIONAL GROWTH FUND

-----------------------------------------------
Total Returns for Calendar Years Ended 12/31(1)
-----------------------------------------------

23.05%
1998
(1)   The Fund's year-to-date return as of 6/30/99 (not annualized) was 7.25%.

BEST QUARTER: 27.65% (4th Q 1998)           WORST QUARTER: -14.39% (3rd Q 1998)

---------------------------------------------------
Average Annual Total Returns as of 12/31/98
---------------------------------------------------
                                    Since Inception
                            1-year    (12/31/97)
                            ------    ----------
REGIONAL GROWTH FUND        23.05%    23.05%
Russell 3000 Index(1)       24.15%    24.15%
S&P 500 Index(2)            28.58%    28.58%
(1) An unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(2) An unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

MID CAP GROWTH FUND

----------------------------------------------------------------------------------------
Total Return for Calendar Years Ended 12/31(1)
----------------------------------------------------------------------------------------
35.15%   -2.04%    65.50%   -2.14%    8.55%   -0.47%    33.64%   21.87%   17.70%   6.84%

1989      1990     1991      1992     1993     1994     1995     1996     1997     1998

(1)   The Fund's year-to-date return as of 6/30/99 (not annualized) was 12.36%.
BEST QUARTER: 28.89% (1st Q 1991)          WORST QUARTER: -19.10% (3rd Q 1998)

-----------------------------------------------------------------
Average Annual Total Return as of 12/31/98
-----------------------------------------------------------------
                                     1-Year    5-Years   10-Years
                                     ------    -------   --------
MID CAP GROWTH FUND                  6.84%     15.31%    16.85%
Russell MidCap Growth Index(1)       17.87%    17.34%    17.30%
S&P MidCap 400 Index(2)              19.11%    18.84%    19.29%
(1) An unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.
(2) An unmanaged index which measures the performance of 400 widely held common stocks of mid-cap companies.

INTERNATIONAL GROWTH FUND

----------------------------------------------------------------------
Total Return for Calendar Years Ended 12/31(1)
----------------------------------------------------------------------

4.10%(2)    2.69%   48.37%   -2.99%    9.36%   10.31%   4.81%   18.95%

1991        1992    1993      1994     1995    1996     1997    1998
(1)   The Fund's year-to-date return as of 6/30/99 (not annualized) was 1.73%.
(2)   Period from Fund inception (11/1/91) through calendar year end.
BEST QUARTER: 19.97% (4th Q 1998) WORST QUARTER: -14.37% (3rd Q 1998)

--------------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/98
--------------------------------------------------------------------------------
                                                                 Since Inception
                                               1-Year    5-Year   (11/1/91)
                                               ------    ------   ---------
INTERNATIONAL GROWTH FUND                      18.95%    7.85%    12.41%
Morgan Stanley Capital Int'l EAFE Index(1)     20.00%    9.19%    8.64%
Lipper International Fund Index(2)             12.65%    8.59%    10.64%
(1) An unmanaged index which measures the performance of international companies screened for liquidity, cross ownership, and industry representation.
(2) An equally weighted index composed of the largest mutual funds, within the international fund classification, adjusted for the reinvestment for capital gains distributions and income dividends. International funds are those funds that invest fund assets in securities with primary trading markets outside of the United States.

SMALL CAP GROWTH FUND

----------------------------------------------
Total Return for Calendar Years Ended 12/31(1)
----------------------------------------------

11.57%(2)    52.16%   14.97%   7.63%   1.97%

1994         1995     1996     1997    1998
(1)   The Fund's year-to-date return as of 6/30/99 (not annualized) was 13.47%.
(2)   Period from Fund inception (7/1/94) through calendar year end.
BEST QUARTER: 20.24% (3rd Q 1995)           WORST QUARTER: -17.05% (3rd Q 1998)

----------------------------------------------------------
Average Annual Total Returns as of 12/31/98
----------------------------------------------------------
                                            Since Inception
                                   1-year   (7/1/94)
                                   ------   --------
SMALL CAP GROWTH FUND              1.97%    18.43%
Russell 2000 Index(1)             -2.54%    14.86%
Russell 2000 Growth Index(2)       1.24%    14.06%
(1) An unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index (an index of the 3,000 largest U.S. companies based on total market capitalization).
(2) An unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

SCIENCE AND TECHNOLOGY GROWTH FUND

-----------------------------------------------
Total Returns for Calendar Years Ended 12/31(1)
-----------------------------------------------

38.40%
1998
(1) The Fund's year-to-date return as of 6/30/99 (not annualized) was 10.04%. BEST QUARTER: 25.48% (4th Q 1998) WORST QUARTER: -6.29% (3rd Q 1998)

---------------------------------------------------------------------------
Average Annual Total Returns as of 12/31/98
---------------------------------------------------------------------------
                                                            Since Inception
                                                  1-year    (12/31/97)
                                                  ------    ----------
SCIENCE AND TECHNOLOGY GROWTH FUND                38.40%    38.40%
S&P 500 Index(1)                                  28.58%    28.58%
Pacific Stock Exchange Technology 100 Index       54.60%    54.60%
(1) An unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies. Since the Fund's inception, the Pacific Stock Exchange Technology 100 Index ("PSE Tech 100 Index") was used to compare performance, however, the Adviser now believes the S&P 500 Index to be a more appropriate broad-based securities market index with which to compare performance, for two main reasons: The Fund contains a significant amount of health care stocks, unlike the PSE Tech 100 Index, and the S&P 500 Index is the most commonly used Index for Science & Technology sector funds.

DEVELOPING MARKETS GROWTH FUND

-------------------------------------------------
Total Return for Calendar Years Ended 12/31(1)
-------------------------------------------------

-2.02%(2)    -4.29%    17.27%   -5.20%    -24.93%

 1994         1995     1996      1997      1998
(1)   The Fund's year-to-date return as of 6/30/99 (not annualized) was 28.44%.
(2)   Period from Fund inception (7/1/94) through calendar year end.
BEST QUARTER: 12.32% (2nd Q 1997) WORST QUARTER: -23.09% (3rd Q 1998)

------------------------------------------------------------------
Average Annual Total Returns as of 12/31/98
------------------------------------------------------------------
                                                   Since Inception
                                        1-year     (7/1/94)
                                        ------     --------
DEVELOPING MARKETS GROWTH FUND          -24.93%    -5.29%
MSCI Emerging Markets Free Index(1)     -27.52%    -9.94%
Lipper Emerging Market Fund Index(2)    -26.87%    -7.56%
(1) An unmanaged index which measures the performance of over 1,000 international emerging companies representing the stock markets of over 25 countries.
(2) An equally weighted index composed of the largest mutual funds within the emerging market fund classification, adjusted for the reinvestment for capital gains distributions and income dividends. Emerging market funds are those funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where "emerging market" is defined by a country's GNP per capita or other economic measures.

FEES AND EXPENSES

This table shows fees and expenses that you may pay if you buy and hold shares of the Funds. All Sit Mutual Funds are 100% no-load investments, so you will not pay any shareholder fees such as sales loads, redemption fees or exchange fees when you buy or sell shares of the Funds. However, when you hold shares of a Fund you indirectly pay a portion of the Fund's operating expenses. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (fees paid directly from your investment)                    None
------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
------------------------------------------------------------------------------------------
                                    Management    Distribution    Other       Total Annual
                                    Fees          (12b-1) Fees    Expenses    Fund Operating
                                                                              Expenses
Balanced                            1.00%         None            None        1.00%
Large Cap Growth                    1.00%         None            None        1.00%
Regional Growth                     1.25%(1)      None            None        1.25%(1)
Mid Cap Growth                      1.25%(1)      None            None        1.25%(1)
International Growth                1.85%(1)      None            None        1.85%(1)
Small Cap Growth                    1.50%         None            None        1.50%
Science and Technology Growth       1.50%(1)      None            None        1.50%(1)
Developing Markets Growth           2.00%         None            None        2.00%

(1) Management fee does not reflect the Adviser's waiver of fees. Actual expenses are lower than those shown in the table because of voluntary fee waivers by the Adviser. As a result of the fee waiver, actual management fees paid by the Regional Growth, Mid Cap Growth, International Growth, and Science and Technology Growth Funds were 1.00%, 1.00% 1.50%, and 1.25%, respectively, of the Fund's average daily net assets. After December 31, 2000, the fee waivers may be terminated at any time by the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in each Fund (before the fee waiver) with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions), that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                 1-Year    3-Years    5-Years    10-Years
                                 ------    -------    -------    --------
Balanced                         $103      $320       $555       $1,229
Large Cap Growth                 $103      $320       $555       $1,229
Regional Growth                  $128      $399       $690       $1,518
Mid Cap Growth                   $128      $399       $690       $1,518
International Growth             $190      $587       $1,009     $2,184
Small Cap Growth                 $154      $477       $824       $1,801
Science and Technology Growth    $154      $477       $824       $1,801
Developing Markets Growth        $205      $633       $1,087     $2,345

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Sit Investment Associates, Inc. (the "Adviser"), 4600 Norwest Center, Minneapolis, Minnesota 55402, is the Funds' investment adviser. The Adviser was founded in 1981 and provides investment management services for both public and private clients. As of June 30, 1999, the Adviser had approximately $7.7 billion in assets under management, including approximately $2 billion for the 13 Sit Mutual Funds.

Under Investment Management Agreements between each Fund and the Adviser (the "Agreements"), the Adviser manages each Fund's business and investment activities, subject to the authority of the board of directors. The Agreements require the Adviser to bear each Fund's expenses except interest, brokerage commissions and transaction charges and certain extraordinary expenses. Each Fund pays the Adviser a monthly fee for its services. During their most recent fiscal year, after taking into account voluntary fee waivers, the Funds paid the following advisory fees to the Adviser:

                                         Advisory fee as a % of
Fund                                     average daily net assets
----                                     ------------------------
Balanced Fund                                    1.00%
Large Cap Growth Fund                            1.00%
Regional Growth Fund                             1.00%(1)
Mid Cap Growth Fund                              1.00%(1)
International Growth Fund                        1.50%(1)
Small Cap Growth Fund                            1.50%
Science and Technology Growth Fund               1.25%(1)
Developing Markets Growth Fund                   2.00%
      (1) Net of voluntary fee waivers. After December 31, 2000, these voluntary fee waivers may be discontinued by the Adviser in its sole discretion. The contractual fees (without waivers) for the Regional Growth, Mid Cap Growth, International Growth, and Science and Technology Growth Funds are 1.25%, 1.25%, 1.85%, and 1.50%, respectively, per year of the Fund's average daily net assets.

INVESTMENT SUB-ADVISER

Sit/Kim International Investment Associates, Inc. (the "Sub-Adviser"), 4600 Norwest Center, Minneapolis, Minnesota 55402, is the Sub-Adviser for the Developing Markets Growth and International Growth Funds. The Sub-Adviser was founded in 1989 and is a majority owned subsidiary of the Adviser. The Sub-Adviser is an international investment management firm and as of June 30, 1999, had approximately $891 million in assets under management. The Sub-Adviser has offices in New York and San Francisco and has consulting relationships in Beijing, Hong Kong and Seoul.

Under a Sub-Advisory Agreement with the Adviser, the Adviser pays the Sub-Adviser a portion of its advisory fee for managing the Developing Market Growth and International Growth Funds' business and investment activities.

PORTFOLIO MANAGEMENT

The Funds' investment decisions are made by a team. Eugene C. Sit is the Adviser's Chief Investment Officer and oversees the investment decisions for the Funds. Peter L. Mitchelson is the Adviser's President and Chief Strategist. Roger J. Sit is the Adviser's Executive Vice President - Research and Investment Management. Mr. Eugene C. Sit and Mr. Mitchelson have been with the Adviser and each of the Funds since their inception. Mr. Roger Sit joined the Adviser in early 1998 with 13 years of investment management experience.

Sit/Kim International Investment Associates, Inc. is the Sub-Adviser for the International Growth Fund and the Developing Markets Growth Fund. Eugene C. Sit is the Sub-Adviser's Chief Investment Officer. Roger J. Sit and Andrew B. Kim are Deputy Chief Investment Officers of the Sub-Adviser. Mr. Eugene Sit and Mr. Kim have been with the Sub-Adviser and the international funds since their inception. Mr. Roger Sit joined the Adviser in early 1998 with 13 years of investment management experience.

DISTRIBUTOR

SIA Securities Corp. (the "Distributor"), an affiliate of the Adviser, is the distributor for the Funds. The Distributor markets the Funds' shares only to certain institutional and individual investors and all other sales of the Funds' shares are made by each Fund.

The Distributor or the Adviser may enter into agreements under which various brokerage firms provide administrative services for customers who are beneficial owners of shares of the Funds. The Distributor or Adviser may compensate these firms for the services provided, with compensation based on the aggregate assets of customers that are invested in the Funds.

CUSTODIAN AND TRANSFER AGENT

The Northern Trust Company, located at 50 LaSalle Street, Chicago, IL 60675, is the Custodian for the Funds.

                        [*Sidebar:] The Custodian holds the Funds' securities and cash, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments and performs other administrative duties.

First Data Investor Services Group, Inc., located at 4400 Computer Drive, Westboro, MA 01581, is the Transfer Agent for the Funds.

                        [*Sidebar:] The Transfer Agent processes purchase orders, redemption orders and handles all related shareholder accounting services.

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SHARE PRICE

Your price for purchasing, selling, or exchanging shares is based on the Fund's net asset value (NAV) per share, which is calculated as of the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central time) every day the exchange is open. The NAV per share of the other Funds will fluctuate.

                        [*Sidebar]: A Fund's share price or NAV is determined by adding the total value of a Fund's investments and other assets (including accrued income), subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

NAV is based on the market value of the securities in a fund's portfolio. When market value prices are not readily available, fair value is determined in good faith by the Adviser using methods approved by the board of directors. Short-term debt securities maturing in less than 60 days are valued at amortized cost. The amortized cost method of valuation initially values a security at its purchase cost, then consistently adjusts the cost value by amortizing/accreting any discount or premium paid until the security's maturity without regard to fluctuating interest rates.

WHEN ORDERS ARE EFFECTIVE

Purchase, exchange, and sale orders are received and may be accepted by Sit Mutual Funds only on days the New York Stock Exchange ("NYSE") is open. PURCHASE, EXCHANGE, AND SALE ORDERS RECEIVED PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 3:00 P.M. CENTRAL TIME) ARE INVESTED OR SOLD AT THE NET ASSET VALUE PER SHARE CALCULATED FOR THAT BUSINESS DAY, EXCEPT PURCHASES MADE TO AN EXISTING ACCOUNT VIA AUTOMATED CLEARING HOUSE, "ACH," ELECTRONIC TRANSFER OF FUNDS. ACH PURCHASES ARE INVESTED AT THE NET ASSET VALUE PER SHARE ON THE NEXT BUSINESS DAY AFTER YOUR TELEPHONE CALL TO THE FUNDS IF YOU CALL THE FUNDS PRIOR TO THE CLOSE OF THE NYSE. Your bank account will be debited within 1 to 2 business days.

IF YOUR PURCHASE, EXCHANGE, OR SALE ORDER IS RECEIVED AFTER THE CLOSE OF THE NYSE, THE PURCHASE, EXCHANGE OR SALE WILL BE MADE AT THE NET ASSET VALUE CALCULATED ON THE NEXT DAY THE NYSE IS OPEN.

The Funds may reject or restrict any purchase or exchange order at any time, when, in the judgment of management, it is in the best interests of the Funds. For example, it may be in the best interests of the Funds to reject purchase and exchange orders that are short-term or restrict excessive trading into and out of the Funds since such orders may harm performance by disrupting portfolio management strategies and increasing expenses.

PURCHASING SHARES

Shares of the Funds may be purchased on any day the NYSE is open with a minimum initial investment of $2,000. If you establish an on-going Automatic Investment Plan, the minimum initial investment is $500. If you open a retirement, education, or UGMA or UTMA account, there is no minimum initial investment amount.

Once an account is opened, additional investments must be at least $100, except for retirement, education, and UGMA / UTMA accounts which have no minimum additional investment amount.

INITIAL PURCHASE BY MAIL
You may complete and sign an account application and mail it to the Funds as instructed on the application. Enclose a check made payable to Sit Mutual Funds. Third party checks are not accepted.

INITIAL PURCHASE BY WIRE
You may have your bank wire Federal Funds to purchase shares of the Funds. Your bank may charge you a wire fee. Before money is wired for an initial purchase (new account), you must fax a copy of a completed account application to Sit Mutual Funds. The Funds will provide you with an account number and wiring instructions.

After opening an account by wire transfer, you must mail the completed account application containing original signatures to Sit Mutual Funds. If a completed application is not received or your social security or tax identification number is not certified with a Form W-9, your account will be subject to back-up withholding within 60 days.

Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the Funds' Transfer Agent.

                        [*Sidebar:]  Questions?
                        Call 1-800-332-5580
                        or 612-334-5888

ADDITIONAL PURCHASES BY MAIL
You may make additional purchases by mailing the investment slip attached to your account confirmation statement or a letter of instruction containing your account number and the name(s) on the account, together with a check made payable to Sit Mutual Funds. INVESTMENT SLIPS ARE ELECTRONICALLY CODED AND ARE NOT INTERCHANGEABLE AMONG FUNDS. To open an account in account in a new Fund, refer to procedures outlined above in "Initial Purchase by Mail."

ADDITIONAL PURCHASES BY WIRE
You may make additional purchases by wiring funds according to the wire instructions on the back cover of this prospectus. After you have initiated the wire purchase through your bank, notify Sit Mutual Funds that a wire purchase is being made to your account.

ADDITIONAL PURCHASES BY ACH
You may make additional purchases via electronic transfer of funds if you have selected this option on the account application. To add this option to an existing account, complete the Change of Account Options form. This option will begin within 10 days of the Fund's receipt of the change form. To place an ACH purchase order, call an Investor Services Representative at 1-800-332-5580. Your purchase will be invested at the net asset value per share on the next business day after your telephone call to the Funds if you call prior to the close of the NYSE, generally 3:00 p.m. Central time.

ADDITIONAL PURCHASES BY AUTOMATIC INVESTMENT PLAN
You may make additional purchases automatically on any day of the month if you have completed the Automatic Investment Plan section of the account application. To add this option to an existing account, complete the Change of Account Options form. This option will begin within 10 days of the Fund's receipt of the change form. You can change the amount or terminate this option by written notice to the Funds at any time.

EXCHANGING SHARES

You may sell shares of one Fund and use the proceeds to buy shares of another Sit Mutual Fund, at no cost. Before making an exchange, you should read the prospectus and consider the investment objective of the Fund to be purchased.

An exchange of shares is a sale for federal income tax purposes and you may have a taxable capital gain or loss.

You may make an exchange to an existing account or to a new account. If your exchange creates a new account, the new account ownership must be identical and you must satisfy the minimum initial investment amount.

EXCHANGE BY TELEPHONE
You may exchange shares between the Funds by telephone. The exchange privilege is automatically established when you open your account, unless you indicate that you do not want the exchange privilege.

EXCHANGE BY MAIL
You may exchange shares between the Funds by written request to the Funds. A written request must be signed by all registered owners of the account.

EXCHANGE BY AUTOMATIC EXCHANGE PLAN
You may exchange fixed periodic amounts from one Fund to another Fund on any business day of the month if you have completed the Automatic Exchange section of the account application. An exchange may be done monthly, or you may choose which months you wish to have the exchange made. To add this option to an existing account, complete the Change of Accounts Options form.

EXCHANGE BY AUTOMATIC EXCHANGE PLAN
You may exchange shares between the Funds by using the automated telephone line at 1-800-332-5580 and following the instructions. You should have your personal identification number, account number, and fund numbers available.

SELLING SHARES

You may sell all or a portion of your shares on any day when the NYSE is open, at no cost. You may receive more or less than your cost depending on the market value of the Fund's securities. A request to sell cannot be canceled or revoked.

SELL BY MAIL
You may sell shares by sending a written request to Sit Mutual Funds that includes the following information:
-     Name of the Fund;
-     Name(s) on the account;
-     Account number;
-     Dollar amount or number of shares to be redeemed;
- Other supporting legal documents as required for estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations;
- Directions specifying whether you want to receive the proceeds by mail, fed wire or ACH (see "Payment of Sale Proceeds" below for additional information you must include in your written request);
- Signatures of all registered account owners, exactly as their names appear on the account. THE SIGNATURE MUST BE GUARANTEED IF:
      (a) You would like the proceeds from the sale to be paid to anyone other than the registered account owner(s), or
      (b) You would like the check mailed to an address other than the registered address, or
      (c) You want the proceeds sent via bank wire to a bank different than the bank authorized by you on your account application.

                        [*Sidebar]: A signature guarantee assures that a signature is genuine a and protects shareholders from unauthorized account transfers. Most banks, brokerage firms, and other financial institutions guarantee signatures.

                        [*Sidebar]: Call your financial institution to determine if it has this capability. A notary public stamp or seal cannot be substituted for a signature guarantee.

You will receive the proceeds from the sale of shares according to the method you indicate in your written request - either by mail, wire or ACH.

SELL BY TELEPHONE
You may sell shares, up to $50,000 per day, by calling Sit Mutual Funds if you completed the Banking Authorization section and the Telephone Redemption section of the account application for each account that you want the option. To add this option to an existing account, or to change your banking information provided on the application, you must complete a Change of Account Options form. A signature guarantee is required with the change form if you are changing the address or bank account to where we will send your redemption proceeds. The $50,000 limitation does not apply to omnibus accounts. For purposes of this limitation, accounts with the same registration in different Funds will be aggregated.

You will receive the proceeds from the sale of shares according to the method you chose in the Telephone Redemption section of the account application - either by mail, wire, or ACH.

SELL BY AUTOMATIC WITHDRAWAL PLAN
You may sell shares through an Automatic Withdrawal Plan and receive sales proceeds of at least $100 on a monthly, quarterly, semi-annual or annual basis if you have completed the Special Services section of the account application. To add this option to an existing account, you must complete the Change of Accounts Options form. This option will begin within 10 days of the Fund's receipt of the change form. Automatic withdrawals may eventually exhaust your account. Each withdrawal constitutes a sale for federal income tax purposes and you may have a taxable capital gain or loss.

You will receive the proceeds from the sale of shares according to the method you chose in the Special Services section of the account application - either by mail or ACH.

PAYMENT OF SALE PROCEEDS
Your sale proceeds generally will be paid as soon as possible, generally not later than seven business days after receipt of a request to sell. HOWEVER, IF YOUR SHARES WERE RECENTLY PURCHASED WITH NONGUARANTEED FUNDS, SUCH AS A PERSONAL CHECK, AND YOU REQUEST TO SELL SHARES OR YOU WRITE A DRAFT ON YOUR ACCOUNT, YOUR SALES PROCEEDS CHECK MAY BE DELAYED UNTIL YOUR CHECK CLEARS, WHICH MAY TAKE UP TO 15 DAYS, OR THE FUND MAY RETURN YOUR DRAFT. YOU MAY AVOID THIS DELAY BY PURCHASING SHARES WITH A BANK WIRE OF FEDERAL FUNDS.

You may receive proceeds from the sale of your shares in one of three ways:

1. BY MAIL. AVAILABLE FOR SALES INITIATED BY A WRITTEN OR TELEPHONE REQUEST OR AN AUTOMATIC WITHDRAWAL PLAN. We can mail a check of the proceeds from the sale of shares to your address of record. If you would like the check mailed to an address other than the address of record, you must submit a written sales request which includes the alternative address and a SIGNATURE GUARANTEE. Your check will generally be mailed to you within 7 business days after receipt of your request to sell.

2. BY WIRE. AVAILABLE FOR SALES INITIATED BY A WRITTEN OR TELEPHONE REQUEST. We can transmit the proceeds from the sale of shares by wire to your bank account. If you have not provided wire instructions with the banking information on your application, or if the wire instructions are different than previously provided, you must submit a written sales request which includes wire instructions, the bank's address, and a SIGNATURE GUARANTEE. Your bank account usually will be credited within 1 to 2 business days after the Funds receive your written or telephone request to sell shares.

      The Funds' bank charges a wire fee (currently $8) which will be deducted from the balance of your account or from the amount being wired if your account has been completely redeemed. The recipient bank may also charge a wire fee.

3. BY ACH. AVAILABLE FOR SALES INITIATED BY A WRITTEN REQUEST, TELEPHONE REQUEST, OR AUTOMATIC WITHDRAWAL PLAN. We can send ACH proceeds from the sale of shares for non-IRA accounts to your bank account. Your bank account usually will be credited within 1 to 2 business days after the Funds receive your request to sell shares.

INVOLUNTARY REDEMPTIONS
If your account balance in a Fund falls below $2,000 as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $2,000 within 30 days of the date the notice was mailed, the Fund may redeem your account. The $2,000 minimum balance requirement does not apply to retirement, education, UGMA or UTMA accounts, or if you have established an on-going Automatic Investment Plan.

INVESTING THROUGH A THIRD PARTY

There is no charge to invest, exchange, or sell shares when you make transactions directly through Sit Mutual Funds.

If you invest in the Funds through a third party, rather than directly with Sit Mutual Funds, the fees and policies may be different than described in this Prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge commissions and transaction fees and may set different minimum investments or limitations on purchasing or selling shares. Consult a representative of your plan or financial institution if you are unsure of their fees and policies.

DIVIDENDS AND DISTRIBUTIONS

Dividends from a Fund's net investment income are declared daily and paid monthly. Net investment income includes dividends on stocks and interest earned on bonds or other debt securities less operating expenses.

Capital gains, if any, are distributed at least once a year by each Fund. A capital gain occurs if a Fund sells portfolio securities for more than its cost.

Dividend and capital gain distributions are automatically reinvested in additional shares of the Fund paying the distribution at the net asset value per share on the distribution date. However, you may request that distributions be automatically reinvested in another Sit Mutual Fund, or paid in cash. Such requests may be made on the application, Change of Accounts Options form, or by written notice to Sit Mutual Funds. You will receive a quarterly statement reflecting the dividend payment and, if applicable, the reinvestment of dividends. If cash payment is requested, an ACH transfer will be initiated, or a check normally will be mailed within five business days after the payable date. If the check cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will automatically be reinvested in Fund shares. No interest will accrue on uncashed distribution, dividend, or sales proceeds checks.

RETIREMENT AND OTHER TAX-DEFERRED ACCOUNTS

Taxes on current income can be deferred by investing in Keogh plans, Individual Retirement Accounts (IRAs), Simplified Employee Pensions (SEPs), 401(k), pension, profit-sharing, employee benefit, deferred compensation and other qualified retirement plans.

The Funds are available for your tax-deferred retirement plan with no minimum investment requirements for initial or subsequent contributions. Such retirement plans must have a qualified plan sponsor or trustee. The Adviser sponsors prototype 401(k), profit sharing, and money purchase plans as well as IRA, SEP-IRA and Keogh plans. You should contact the Adviser for specific plan documentation.

The Funds are also available for Education IRAs, which are vehicles for saving for post-secondary education on a tax-deferred basis. Contributions to an Education IRA cannot be made after the minor turns age 18, and are not deductible for tax purposes.

The federal tax laws governing these tax-deferred plans must be complied with to avoid adverse tax consequences. You should consult your tax adviser before investing.

TAXES

Some of the tax consequences of investing in the Funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
Each Fund pays its shareholders distributions from its net investment income and any net capital gains that it has realized. For most investors, these distributions will be taxable, whether paid in cash or reinvested.

Distributions paid from a Fund's net investment income and short-term capital gains, if any, are taxable as ordinary income. Distributions paid from a Fund's long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long you have held your shares (unless your investment is in an IRA or other tax-advantaged account).

TAXES ON TRANSACTIONS
The sale or exchange of your shares in a Fund is a taxable transaction, and you may incur a capital gain or loss on the transaction. If you held the shares for more than one year, such gain or loss would be a long-term gain or loss. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

OTHER SECURITIES, INVESTMENT PRACTICES, AND POLICIES

The principal investment strategies and risk factors of each Fund are outlined in the section entitled "Fund Summaries." Below are brief discussions of certain other investment practices of the Funds, and certain additional risks of investing in the Funds. Each Fund may invest in securities and use investment strategies that are not described in this Prospectus but are described in the Statement of Additional Information.

DURATION
Duration measures how much the value of a security is expected to change with a given change in interest rates. Effective duration is one means used to measure interest rate risk. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates rise by one percent, the market value of a security with an effective duration of two years would decrease by 2%, with all other factors being constant. The Adviser uses several methods to compute duration estimates appropriate for particular securities held in the Funds' portfolios. Duration estimates are based on assumptions by the Adviser and subject to a number of limitations. Duration is most useful when interest rate changes are small, rapid, and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage-related securities, because the calculation requires assumptions about prepayment rates.

PORTFOLIO TURNOVER
The Funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker dealers that the Fund pays when it buys and sells securities, which may decrease the Fund's yield. The "Financial Highlights" section of this Prospectus shows each Fund's historical portfolio turnover rate.

SECURITIES RATINGS
When debt securities are rated by one or more independent rating agencies, the Adviser uses these ratings to determine bond quality. Investment-grade debt securities are those that are rated within the four highest rating categories, which are AAA, AA, A, and BBB by Standard & Poor's Corporation, Fitch IBCA, and Duff & Phelps Credit Rating Company, and Aaa, Aa, A and Baa by Moody's Investor Services. If a debt security's credit quality rating is downgraded after a Fund's purchase, the Adviser will consider whether any action, such as selling the security, is warranted.

INVESTMENT IN THE SIT MONEY MARKET FUND
Each Fund may invest up to 25% of its total net assets in shares of the money market funds advised by the Adviser, which includes the Sit Money Market Fund, subject to the conditions contained in an exemptive order issued to the Funds by the Securities and Exchange Commission. These investments may be made in lieu of direct investments in short-term money market instruments if the Adviser believes that they are in the best interest of the Funds.

TEMPORARY DEFENSIVE INVESTING
For temporary defensive purposes in periods of unusual market conditions, each Fund may invest all of its total assets in cash or short-term debt securities including certificates of deposit, bankers' acceptances and other bank obligations, corporate and direct U.S. obligation bonds, notes, bills, commercial paper and repurchase agreements.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Some of this information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.


                                SIT BALANCED FUND

                                                                                  FISCAL YEARS ENDED JUNE 30,
                                                                 ----------------------------------------------------------
                                                                1999           1998           1997           1996            1995
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
Beginning of period                                            $16.68         $14.93         $12.57         $10.99          $9.48
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                             .32            .34            .33            .30            .28
Net realized and unrealized gains (losses) on investments        1.45           2.99           2.42           1.57           1.50
---------------------------------------------------------------------------------------------------------------------------------
Total from operations                                            1.77           3.33           2.75           1.87           1.78
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                       (.31)          (.35)          (.32)          (.29)          (.27)
From realized gains                                              (.76)         (1.23)          (.07)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             (1.07)         (1.58)          (.39)          (.29)          (.27)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
End of period                                                  $17.38         $16.68         $14.93         $12.57         $10.99
---------------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                                     11.25%         23.95%         22.42%         17.26%         19.16%
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000s omitted)                    $12,112         $7,422         $5,103         $4,062         $2,444

RATIOS:
Expenses to average daily net assets                             1.00%          1.00%          1.00%          1.00%          1.00%
Net investment income to average daily net assets                2.01%          2.20%          2.48%          2.61%          2.97%
Portfolio turnover rate (excluding short-term securities)       89.37%         62.62%         38.16%        101.37%         50.61%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                            SIT LARGE CAP GROWTH FUND

                                                                             FISCAL YEARS ENDED JUNE 30,
                                                                -----------------------------------------------
                                                               1999         1998       1997          1996          1995
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
Beginning of year                                             $49.34       $40.39     $32.75        $28.38        $23.89
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                           (.04)         .02        .07           .04           .11
Net realized and unrealized gains (losses) on investments       6.96        13.17      10.02          6.61          5.88
----------------------------------------------------------------------------------------------------------------------------
Total from operations                                           6.92        13.19      10.09          6.65          5.99
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                      (.01)        (.07)      (.03)         (.04)         (.09)
From realized gains                                            (3.41)       (4.17)     (2.42)        (2.24)        (1.41)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                            (3.42)       (4.24)     (2.45)        (2.28)        (1.50)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
End of year                                                   $52.84       $49.34     $40.39        $32.75        $28.38
----------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                                    15.10%       35.33%     32.36%        24.48%        26.33%
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year  (000s omitted)                   $140,258     $117,496    $72,226       $53,017       $45,211

RATIOS:
Expenses to average daily net assets                            1.00%        1.00%      1.00%(2)      1.00%(2)      1.00%(2)
Net investment income to average daily net assets              (0.09)%       0.06%      0.20%(2)      0.14%(2)      0.42%(2)
Portfolio turnover rate (excluding short-term securities)      70.51%       43.61%     32.23%        49.99%        67.14%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(2) During the years ended June 30, 1997, 1996, and 1995, the investment adviser voluntarily absorbed $50,548, $110,099, $132,305, respectively, in expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.08%, 1.23%, and 1.35% for the years ended June 30, 1997, 1996, and 1995, respectively, and the ratio of net investment income (loss) to average daily net assets would have been 0.11%, (0.09%), and 0.07% , respectively.

                            SIT REGIONAL GROWTH FUND

                                                                   YEAR             SIX MONTHS
                                                                   ENDED              ENDED
                                                               JUNE 30, 1999      JUNE 30, 1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE:
Beginning of year                                                  $11.26            $10.00
-----------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                (.01)              .02
Net realized and unrealized gains (losses) on investments            1.94              1.24
-----------------------------------------------------------------------------------------------
Total from operations                                                1.93              1.26
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS:
From net investment income                                           (.02)              --
From realized gains                                                   --                --
-----------------------------------------------------------------------------------------------
Total distributions                                                  (.02)              .00
-----------------------------------------------------------------------------------------------
NET ASSET VALUE:
End of year                                                        $13.17            $11.26
-----------------------------------------------------------------------------------------------
Total investment return (1)                                         17.21%            12.60%
-----------------------------------------------------------------------------------------------
Net assets at end of year (000s omitted)                           $7,524            $4,982

RATIOS:
Expenses to average daily net assets                                 1.00%(2)          1.00%(2)
Net investment income to average daily net assets                   (0.04)%(2)         0.44%(2)
Portfolio turnover rate (excluding short-term securities)           68.71%            19.71%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(2) Percentages for period ended June 30, 1998 are adjusted to an annual rate. Total Fund expenses are contractually limited to 1.25% of average daily net assets. However, during the period ended June 30, 1999 and 1998, the investment adviser voluntarily absorbed $14,845 and $3,611 in expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.25% for the period ended June 30, 1999 and 1998, and the ratio of net investment income (loss) to average daily net assets would have been (0.29%) and 0.19%, respectively.

                             SIT MID CAP GROWTH FUND

                                                                                    FISCAL YEARS ENDED JUNE 30,
                                                             ---------------------------------------------------------------------
                                                               1999            1998            1997            1996         1995
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
Beginning of year                                             $16.49          $15.43          $15.58          $13.00       $11.08
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                    (.06)           (.07)           (.03)           (.04)         --
Net realized and unrealized gains (losses) on investments        .65            3.15            2.50            4.07         2.96
----------------------------------------------------------------------------------------------------------------------------------
Total from operations                                            .59            3.08            2.47            4.03         2.96
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                       --              --              --              --           --
From realized gains                                            (2.54)          (2.02)          (2.62)          (1.45)       (1.04)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            (2.54)          (2.02)          (2.62)          (1.45)       (1.04)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
End of year                                                   $14.54          $16.49          $15.43          $15.58       $13.00
----------------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                                     6.94%          22.19%          17.23%          33.00%       28.44%
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000s omitted)                    $375,343        $404,327        $386,543        $356,317     $327,879

RATIOS:
Expenses to average daily net assets                            1.00%(2)        1.00%(2)        0.92%(2)        0.77%        0.83%
Net investment income (loss) to average daily net assets       (0.46)%(2)      (0.41)%(2)      (0.20)%(2)      (0.23)%       0.02%
Portfolio turnover rate (excluding short-term securities)      68.62%          52.62%          38.66%          50.38%       75.40%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(2) Effective November 1, 1996, total Fund expenses are contractually limited to 1.25% of average daily net assets. However, during the years ended June 30, 1999, 1998 and 1997, the investment adviser voluntarily absorbed $865,657, $1,004,074, and $609,840, respectively, in expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.25%, 1.25% and 1.09% for the years ended June 30, 1999, 1998 and 1997, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (0.71%),.(0.66%) and (0.37%), respectively.

                          SIT INTERNATIONAL GROWTH FUND

                                                                                 FISCAL YEARS ENDED JUNE 30,
                                                            --------------------------------------------------------------------
                                                              1999           1998          1997          1996          1995
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
Beginning of period                                          $19.14         $18.57        $16.29        $15.71        $14.87
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                   (.07)           .02           .01           .02           .09
Net realized and unrealized gain on investments                 .84           1.25          2.70          1.50          1.06
--------------------------------------------------------------------------------------------------------------------------------
Total from operations                                           .77           1.27          2.71          1.52          1.15
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                     (.06)          (.03)         (.01)         (.09)         (.04)
From realized gains                                           (1.08)          (.67)         (.42)         (.85)         (.27)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (1.14)          (.70)         (.43)         (.94)         (.31)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
End of period                                                $18.77         $19.14        $18.57        $16.29        $15.71
--------------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                                    4.51%          7.50%        17.04%        10.21%         7.86%
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000s omitted)                  $94,982        $99,721       $99,279       $88,712       $68,125

RATIOS:
Expenses to average daily net assets                           1.50%(2)       1.50%(2)      1.50%(2)      1.50%(2)      1.50%(2)
Net investment income (loss) to average daily net assets      (0.37)%(2)      0.12%(2)      0.05%(2)      0.13%(2)      0.62%(2)
Portfolio turnover rate (excluding short-term securities)     45.91%         43.74%        41.59%        38.55%        40.42%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(2) Total Fund expenses are contractually limited to 1.85% of average daily net assets. However, during the years ended June 30, 1999, 1998, 1997, 1996, and 1995, the investment adviser voluntarily absorbed $325,038, $338,651, $306,575, $269,556, and $228,795, respectively, in expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.85% for the years ended June 30, 1999, 1998, 1997, 1996, and 1995, and the ratio of net investment income (loss) to average daily net assets would have been (0.72%), (0.23%), (0.30%), (0.22%), and 0.27%, respectively.

                            SIT SMALL CAP GROWTH FUND

                                                                            FISCAL YEARS ENDED JUNE 30,
                                                              ------------------------------------------------------
                                                              1999       1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
Beginning of year                                            $20.35     $18.89      $19.27      $13.49      $10.00
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment  loss                                           (.18)      (.17)       (.14)       (.11)       (.02)
Net realized and unrealized gains on investments               1.20       2.31         .57        6.03        3.56
--------------------------------------------------------------------------------------------------------------------
Total from operations                                          1.02       2.14         .43        5.92        3.54
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From realized gains                                           (3.09)      (.68)       (.81)       (.14)       (.05)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                           (3.09)      (.68)       (.81)       (.14)       (.05)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
End of year                                                  $18.28     $20.35      $18.89      $19.27      $13.49
--------------------------------------------------------------------------------------------------------------------
Total investment return (1)                                    8.77%     11.70%       2.37%      44.13%      35.59%
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000s omitted)                    $50,335    $57,472     $58,358     $50,846     $12,015

RATIOS:
Expenses to average daily net assets                           1.50%      1.50%       1.50%       1.50%       1.50%
Net income (loss) to average daily net assets                 (1.08)     (0.72)%     (0.81)%     (0.91)%     (0.30)%
Portfolio turnover rate (excluding short-term securities)     71.84%     79.54%      58.39%      69.92%      49.39%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                     SIT SCIENCE AND TECHNOLOGY GROWTH FUND

                                                                     YEAR           SIX MONTHS
                                                                     ENDED             ENDED
                                                                 JUNE 30, 1999     JUNE 30, 1998
-------------------------------------------------------------------------------------------------
NET ASSET VALUE:
Beginning of period                                                 $11.77            $10.00
-------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)                                          (.07)             (.01)
Net realized and unrealized gain on investments                       3.53              1.78
-------------------------------------------------------------------------------------------------
Total from operations                                                 3.46              1.77
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                             --                --
From realized gains                                                    --                --
-------------------------------------------------------------------------------------------------
Total distributions                                                    .00               .00
-------------------------------------------------------------------------------------------------
NET ASSET VALUE:
End of period                                                       $15.23            $11.77
-------------------------------------------------------------------------------------------------
Total investment return (1)                                          29.40%            17.70%
-------------------------------------------------------------------------------------------------
Net assets at end of period (000s omitted)                         $14,194            $4,858

RATIOS:
Expenses to average daily net assets                                  1.25%(2)          1.25%(2)
Net investment income (loss) to average daily net assets             (0.72)%(2)        (0.21)%(2)
Portfolio turnover rate (excluding short-term securities)            58.29%            19.37%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(2) Percentages for period ended June 30, 1998 are adjusted to an annual rate. Total Fund expenses are contractually limited to 1.50% of average daily net assets. However, during the period ended June 30, 1999 and 1998, the investment adviser voluntarily absorbed $22,008 and $4,655, respectively, in expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.25% for the period ended June 30, 1999 and 1998, and the ratio of net investment income (loss) to average daily net assets would have been (0.97%) and (0.46%), respectively.

                       SIT DEVELOPING MARKETS GROWTH FUND

                                                                          FISCAL YEARS ENDED JUNE 30,
                                                            -----------------------------------------------------
                                                               1999       1998        1997       1996     1995
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
Beginning of year                                             $9.05      $13.04      $10.95     $9.41    $10.00
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                    --         (.06)        .03       --        --
Net realized and unrealized gains (losses) on investments       .93       (3.92)       2.06      1.55      (.54)
-----------------------------------------------------------------------------------------------------------------
Total from operations                                           .93       (3.98)       2.09      1.55      (.54)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                      --         (.01)        --        --        --
From realized gains                                             --          --          --       (.01)     (.05)
-----------------------------------------------------------------------------------------------------------------
Total distributions                                             --         (.01)        --       (.01)     (.05)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
End of year                                                   $9.98       $9.05      $13.04    $10.95     $9.41
-----------------------------------------------------------------------------------------------------------------
Total investment return (1)                                   10.28%     (30.52)%     19.09%    16.51%    (5.44)%
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year (000s omitted)                    $11,338     $11,505     $16,789    $8,646    $4,618

RATIOS:
Expenses to average daily net assets                           2.00%       2.00%       2.00%     2.00%     2.00%
Net investment income to average daily net assets             (0.05)%     (0.52)%      0.32%     0.06%     0.03%
Portfolio turnover rate (excluding short-term securities)     98.24%      53.36%      65.88%    46.22%    56.35

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

FOR MORE INFORMATION

FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

STATEMENT OF ADDITIONAL                         ANNUAL / SEMI-ANNUAL REPORT
INFORMATION                                     The Funds' Annual and
The SAI contains more details                   Semi-Annual Reports include a
about the Funds and their                       discussion of the market
investment policies. The SAI is                 conditions and investment
incorporated in this Prospectus                 strategies that significantly
by reference.                                   affected the Funds' performance.



TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE, OR TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:

BY TELEPHONE:       BY E-MAIL:             ON THE INTERNET:
(800) 332-5580      info@sitinvest.com     Visit our website at www.sitfunds.com
      or                                   Visit the SEC website at www.sec.gov
(612) 334-5888

BY REGULAR MAIL:                 BY EXPRESS MAIL:
Sit Mutual Funds                 Sit Mutual Funds
P. O. Box 5166                   4400 Computer Drive
Westboro, MA 01581-5166          Westboro, MA 01581


TO WIRE MONEY FOR A PURCHASE:

Boston Safe Deposit & Trust, Boston, MA
ABA #011001234
DDA #056146
Sit Mutual Funds
For Further Credit: (Shareholder name)
Account Number:   (Shareholder account #)


The SAI and the Funds' reports may also be reviewed at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can get copies free from the SEC's Website listed above, or by mail, for a fee, by calling the SEC at 1-800-SEC-0330 or by writing the SEC's Public Reference Section, 450 Fifth Street NW, Washington, D.C. 20549-6009.



                              (SIT LOGO & TAG LINE)

               1940 Act File Nos. 811-03342; 811-03343; 811-06373

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                                SIT BALANCED FUND
                         SIT LARGE CAP GROWTH FUND, INC.
                            SIT REGIONAL GROWTH FUND
                          SIT MID CAP GROWTH FUND, INC.
                          SIT INTERNATIONAL GROWTH FUND
                            SIT SMALL CAP GROWTH FUND
                     SIT SCIENCE AND TECHNOLOGY GROWTH FUND
                       SIT DEVELOPING MARKETS GROWTH FUND

                      4600 Norwest Center, 90 S. 7th Street
                        Minneapolis, Minnesota 55402-4130
                  www.sitfunds.com; e-mail: info@sitinvest.com
                          612-334-5888 -- 800-332-5580

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Funds' Prospectus. The financial statements included as part of the Funds' Annual Report to shareholders for fiscal year ended June 30, 1999 are incorporated by reference into this Statement of Additional Information. Copies of the Funds' Prospectus and/or Annual Report may be obtained from the Funds without charge by contacting the Funds by telephone at
(612) 334-5888 or (800) 332-5580 or by mail at 4600 Norwest Center, 90 S.7th
Street, Minneapolis, Minnesota 55402-4130, or by visiting the SEC website at www.sec.com. The date of this Statement of Additional Information is November 1, 1999, and it is to be used with the Funds' Prospectus dated November 1, 1999.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                            Page
                                                                            ----

FUND BACKGROUND.............................................................   2
ADDITIONAL INVESTMENT RESTRICTIONS
   Balanced Fund............................................................   3
   Large Cap Growth Fund and Mid Cap Growth Fund............................   4
   Regional Growth Fund and Science and Technology Growth Fund..............   5
   International Growth Fund................................................   5
   Small Cap Growth Fund....................................................   6
   Developing Markets Growth Fund...........................................   7
COUNTRIES IN WHICH THE INTERNATIONAL GROWTH FUND MIGHT INVEST...............   8
COUNTRIES IN WHICH THE DEVELOPING MARKETS GROWTH FUND MIGHT INVEST..........   9
INTERNATIONAL RISK CONSIDERATIONS...........................................   9
   Investment and Repatriation Restrictions.................................  10
ADDITIONAL INVESTMENT OBJECTIVES, POLICIES & RISKS
   Convertible Securities...................................................  11
   Commercial Paper.........................................................  11
   Obligations of the U.S. Government.......................................  11
   Obligations of Banks.....................................................  11
      International Bank Obligations........................................  12
   Depository Receipts......................................................  12
   Forward Foreign Currency Exchange Contracts..............................  13
   Options - Puts and Calls.................................................  13
   When-Issued and Forward Commitment Securities............................  13
   Repurchase Agreements....................................................  14
   Futures Contracts, Options on Futures Contracts, and Swap Agreements.....  14
   Additional Fixed-Income Securities in Which the Balanced Fund May Invest
      Mortgage-Backed Securities............................................  16
      U.S. Treasury Inflation-Protection Securities.........................  18
      Other Asset-Backed Securities.........................................  18
      Municipal Securities..................................................  19

      Collaterialized Mortgage Obligations..................................  19
      Variable Rate Notes...................................................  19
      Zero Coupon Securities................................................  19
      Trust Preferred Securities............................................  19
   Illiquid Securities......................................................  20
   Ratings of Debt Securities...............................................  20
   Sit Money Market Fund....................................................  20
   Diversification..........................................................  21
   Securities Lending.......................................................  21
ADDITIONAL INFORMATION ABOUT SELLING SHARES
   Suspension of Selling Ability............................................  22
   Telephone Transactions...................................................  22
   Redemption-In-Kind ......................................................  22
COMPUTATION OF NET ASSET VALUE..............................................  22
CALCULATION OF PERFORMANCE DATA.............................................  23
MANAGEMENT .................................................................  24
INVESTMENT ADVISER..........................................................  26
DISTRIBUTOR.................................................................  29
BROKERAGE ..................................................................  30
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................  32
TAXES ......................................................................  33
FINANCIAL STATEMENTS........................................................  34
OTHER INFORMATION...........................................................  34
LIMITATION OF DIRECTOR LIABILITY............................................  36
APPENDIX A - BOND AND COMMERCIAL PAPER RATINGS..............................  38

FUND BACKGROUND
--------------------------------------------------------------------------------

Sit Mutual Funds are managed by Sit Investment Associates, Inc., (the "Adviser"). Sit Mutual Funds are comprised of thirteen 100% no-load funds. The Statement of Additional Information contains the eight stock funds, which are:
Balanced Fund, large Cap Growth Fund, Regional Growth Fund, Mid Cap Growth Fund, International Growth Fund, Small Cap Growth Fund, Science and Technology Growth Fund, and the Developing Markets Growth Fund (collectively, the "Funds").

Each of the Funds (or the corporate issuer of their shares) is organized as a Minnesota corporation. The Large Cap Growth Fund and Mid Cap Growth Fund were incorporated on July 14, 1981. The corporate issuer of the International Growth Fund, Balanced Fund, Developing Markets Growth Fund, Small Cap Growth Fund, Science and Technology Growth Fund, and Regional Growth Fund was incorporated on July 30, 1991.

ADDITIONAL INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment objectives and investment strategies of the Funds are set forth in the Prospectus under "Fund Summaries". Certain additional investment practices and risks of investing in the Funds are set forth below. In addition to the restrictions in the Prospectus, each Fund is subject to other restrictions which are fundamental and may not be changed without shareholder approval. Shareholder approval, as defined in the Investment Company Act of 1940, means the lesser of the vote of (a) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of a Fund. A percentage limitation must be met at the time of investment and a later deviation resulting from a change in values or net assets will not be a violation.

BALANCED FUND
--------------------------------------------------------------------------------
The Fund is subject to the following fundamental investment restrictions. The Fund will not:
1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund's net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;
2. Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
3. Invest in real estate (including real estate limited partnerships), although it may invest in securities which are secured by or represent interests in real estate;
4. Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) by lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;
5.   Underwrite the securities of other issuers;
6. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund's total net assets;
7. Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;
8. Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in restriction number 6;
9. Invest less than 25% of the fixed-income portion of its portfolio in fixed-income senior securities; or
10. Invest in a portfolio that is not balanced between equity securities and fixed-income securities.

The following investment restrictions of the Fund are not fundamental. The Fund will not:
1. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2. Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission;
3. Purchase or retain securities of any issuer if to the knowledge of the Fund, officers and directors of either the Fund its investment adviser beneficially owning more than 0.5% of such securities together own more than 5% of such securities;
4. Invest more than 10% of its net assets in securities of issuers which, with their predecessors have a record of less than three years continuous operation. Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years;
5.   Invest for the purpose of exercising control or management;
6.   Enter into reverse repurchase agreements;
7. Invest more than 15% of its net assets collectively in all types of illiquid securities;
8. Invest in more than 10% of the outstanding voting securities of any one issuer;
9. Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund's net assets;
10. Invest more than 5% of the Fund's net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York or American Stock Exchanges. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;
11. Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings;
12. Engage in arbitrage transactions or write unsecured put options but may write fully covered call options;
13. Purchase put and call options provided that the aggregate premiums paid for all such options exceed 10% of the Fund's total assets;
14. Invest more than 25% of the fixed-income portion of its portfolio in debt securities that are rated below investment grade; or
15. Invest less than 40% and not more than 60% of its assets in equity securities and no less than 40% and not more than 60% of its assets in finxed-income securities, under normal circumstances.

LARGE CAP GROWTH FUND AND MID CAP GROWTH FUND
--------------------------------------------------------------------------------
The Large Cap Growth Fund and Mid Cap Growth Fund are subject to the following fundamental investment restrictions. The Funds will not:
1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund's net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;
2. Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund's net assets;
3. Invest more than 10% of the Fund's net assets in securities of companies which have (with their predecessors) a record of less than five years continuous operation;
4. Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) by lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;
5. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33-1/3% of the Fund's total net assets.
6. Invest more than 5% of the Fund's net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York or American Stock Exchanges. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;
7. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions;
8. Concentrate more than 25% of its net assets in any one industry, provided that (i) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and
     (ii) utility companies will be classified according to their services, for example, water, gas, electric and communications, and each will be considered a separate industry;
9. Purchase or retain the securities of any issuer if, in total, the holdings of all officers and directors of the Fund and of its investment adviser, who individually own beneficially more than 0.5% of such securities, together own more than 5% of such securities;
10.  Invest for the purpose of controlling management of any company;
11. Invest in commodities or commodity futures contracts or in real estate, although it may invest in securities which are secured by interests in real estate and in securities of companies which invest or deal in real estate;
12. Invest in exploration or development for oil, gas or other minerals, although it may invest in the securities of issuers which deal in or sponsor such activities;
13.  Underwrite the securities of other issuers;
14. Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in restriction number 5;
15. Invest more than 15% of its net assets collectively in all types of illiquid securities; or
16. Invest less than 65% of its total assets in common stocks of growth companies.

The following investment restrictions of the Funds are not fundamental and may be changed by the Board of Directors of the Funds. The Funds will not:
1. Engage in arbitrage transactions or write unsecured put options but may write fully covered call options;
2. Purchase put and call options provided that the aggregate premiums paid for all such options exceed 5% of the Fund's net assets;
3. Pledge, mortgage, hypothecate, or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings; or
4. Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission.

REGIONAL GROWTH FUND AND SCIENCE AND TECHNOLOGY GROWTH FUND
--------------------------------------------------------------------------------
The Funds are subject to the following fundamental investment restrictions. The Funds will not:
1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund's net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;
2. Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
3. Invest in real estate (including real estate limited partnerships), although it may invest in securities which are secured by or represent interests in real estate;
4. Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) by lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;
5.   Underwrite the securities of other issuers;
6. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments, and not in excess of 33 1/3% of the Fund's total net assets;
7. Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;
8. Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in restriction number 6;
9. The Regional Growth Fund will not invest less than 80% of its total assets in common stocks of companies with their headquarters in Minnesota, Iowa, Missouri, North Dakota, South Dakota, Nebraska, Kansas, Wisconsin, Illinois, Michigan, Indiana and Ohio, under normal conditions.; or
10. The Science and Technology Growth Fund will not invest less than 80% of its total assets in common stocks of companies the Adviser expects to benefit from the development, improvement, advancement and use of science and technology, under normal conditions.

The following investment restrictions of the Funds are not fundamental. The Funds will not:
1. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.   Invest for the purpose of exercising control or management;
3. Invest more than 15% of its net assets collectively in all types of illiquid securities;
4. Invest in more than 10% of the outstanding voting securities of any one issuer;
5. Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund's net assets;
6. Pledge, mortgage, hypothecate or otherwise encumber either Fund's assets except to the extent necessary to secure the permitted borrowings;
7. Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission;
8. Engage in arbitrage transactions or write unsecured put options but may write fully covered call options; or
9. Purchase put and call options provided that the aggregate premiums paid for all such options exceed 5% of the Fund's net assets.

INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
The Fund is subject to the following fundamental investment restrictions. The Fund will not:
1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund's net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;

2. Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund's net assets;
3. Invest more than 5% of the Fund's net assets in securities of companies which have (with their predecessors) a record of less than three years continuous operation;
4. Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) by lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;
5. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund's total net assets;
6. Invest more than 5% of the Fund's net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York Stock Exchange, American Stock Exchange or a recognized foreign exchange. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;
7. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions;
8. Concentrate more than 25% of its net assets in any one industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;
9. Purchase or retain the securities of any issuer if, to the Fund's knowledge, those holdings of all officers and directors of the Fund or its affiliates, who individually own beneficially more than 0.5% of such securities, together own more than 5% of such securities;
10.  Invest for the purpose of controlling management of any company;
11. Invest in commodities or commodity futures contracts provided; however, that the entering into of a foreign currency contract shall not be prohibited by this restriction;
12. Invest in real estate or limited partnerships with assets invested in real estate, although the Fund may invest in securities which are secured by interests in real estate and in securities of companies which invest or deal in real estate;
13. Invest in exploration or development for oil, gas or other minerals, although it may invest in the securities of issuers which deal in or sponsor such activities;
14. Invest more than 15% of its net assets collectively in all types of illiquid securities;
15.  Underwrite the securities of other issuers;
16.  Modify the Fund's investment objective;
17. Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in restriction number 5; or
18. Invest less than 90% of the its total assets in international equity securities, under normal conditions.

The following investment restrictions of the Fund are not fundamental. The Fund will not:
1. Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets in an amount exceeding the amount of the borrowing secured thereby except to the extent necessary to secure permitted borrowings; or
2. Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission.

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
The Fund is subject to the following fundamental investment restrictions. The Fund will not:
1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund's net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;
2. Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
3. Invest in real estate (including real estate limited partnerships), although it may invest in securities which are secured by or represent interests in real estate;

4. Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) by lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;
5.   Underwrite the securities of other issuers;
6. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund's total net assets;
7. Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;
8. Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in restriction number 6; or
9. Invest less than 65% of its total assets in common stocks, under normal conditions.

The following investment restrictions of the Fund are not fundamental. The Fund will not:
1. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2. Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission;
3. Purchase or retain securities of any issuer if to the knowledge of the Fund, officers and directors of either the Fund or its investment adviser beneficially owning more than 0.5% of such securities together own more than 5% of such securities;
4. Invest more than 10% of its net assets in securities of issuers which, with their predecessors have a record of less than three years continuous operation. Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years;
5.   Invest for the purpose of exercising control or management;
6.   Enter into reverse repurchase agreements;
7. Invest more than 15% of its net assets collectively in all types of illiquid securities;
8. Invest in more than 10% of the outstanding voting securities of any one issuer;
9. Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class. This restriction is limited to 75% of the Fund's net assets;
10. Invest more than 5% of the Fund's net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York or American Stock Exchanges. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;
11. Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings;
12. Engage in arbitrage transactions or write unsecured put options but may write fully covered call options; or
13. Purchase put and call options provided that the aggregate premiums paid for all such options exceed 5% of the Fund's net assets.

DEVELOPING MARKETS GROWTH FUND
--------------------------------------------------------------------------------
The Fund is subject to the following restrictions which are fundamental. The Fund will not:
1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund's net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;
2. Purchase or sell commodities or commodity contracts, provided that this restriction does not apply to financial futures contracts or options thereon;
3. Invest in real estate (including real estate limited partnerships), although it may invest in securities which are secured by or represent interests in real estate;
4. Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) by lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;
5.   Underwrite the securities of other issuers;
6. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments and not in excess of 33 1/3% of the Fund's total net assets;
7. Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;
8. Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted in restriction number 6; or
9. Invest less than 65% of its total assets in developing market equity securities, under normal conditions.

The following investment restrictions of the Fund are not fundamental and may be changed by the Board of Directors of the Fund. The Fund will not:
1. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2. Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission;
3. Purchase or retain the securities of any issuer if, to the Fund's knowledge, those holdings of all officers and directors of the Fund or its affiliates, who individually own beneficially more than 0.5% of such securities, together own more than 5% of such securities;
4. Invest more than 5% of its net assets in securities of companies which have (with their predecessors) a record of less than three years' continuous operation;
5.   Invest for the purpose of exercising control or management;
6. Invest more than 5% of the Fund's net assets in warrants (valued at lower of cost or market) including a maximum of 2% which are not listed on the New York Stock Exchange, American Stock Exchange or a recognized foreign exchange. For this purpose, warrants acquired by the Fund in units or attached to other securities will be deemed to be without value;
7.   Enter into reverse repurchase agreements;
8. Invest more than 15% of its net assets collectively in all types of illiquid securities;
9. Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. All debt securities and all preferred stocks are considered as one class. This restriction is limited to 75% of the Fund's net assets; or
10. Pledge, mortgage, hypothecate or otherwise encumber the Fund's assets except to the extent necessary to secure permitted borrowings.

COUNTRIES IN WHICH THE INTERNATIONAL GROWTH FUND MIGHT INVEST
--------------------------------------------------------------------------------

The countries in which the Fund will seek investments include those listed below. The Fund is not obligated and may not invest in all the countries listed; moreover the Fund may invest in countries other than those listed below, when such investments are consistent with the Fund's investment objective and policies.

Pacific Basin:    Australia     Hong Kong    Indonesia        Japan      Malaysia   New Zealand
--------------    Philippines   Singapore    South Korea      Taiwan     Thailand

Europe:           Austria       Belgium      Czech Republic   Denmark    Finland    France
-------           Germany       Greece       Hungary +        Ireland    Italy      Luxembourg
                  Netherlands   Norway       Poland           Portugal   Spain      Sweden
                  Switzerland   United Kingdom

Other:            Argentina     Brazil       Canada           Chile      India      Mexico
------            Peru          Turkey       Venezuela        Israel

     + Indicates countries in which the Fund effectively may invest primarily through investment funds. Such investments are subject to the provisions of the Investment Company Act of 1940 relating to the purchase of securities of investment companies. See "Investment Restrictions".

Under exceptional economic or market conditions abroad, the Fund may temporarily invest all or a major portion of its assets in United States government obligations or high grade debt obligations of companies incorporated in or having their principal activities in the United States.

COUNTRIES IN WHICH THE DEVELOPING MARKETS GROWTH FUND MIGHT INVEST
--------------------------------------------------------------------------------

The Fund defines "developing markets" as those countries determined by the Sub-Adviser to have developing or emerging markets or economies. Such countries will generally be defined as "emerging stock markets" by the International Finance Corporation, demonstrate low- to middle-income economies according to the International Bank for Reconstruction and Development (the World Bank), or be listed in World Bank publications as developing. Countries currently not considered as having "developing markets" presently include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

The countries in which the Fund may seek to invest include those listed below and, unless otherwise prohibited herein, the countries listed as potential investments for the International Growth Fund as well. The Fund is not obligated and may not invest in all the countries listed; moreover the Fund may invest in countries other than those listed below, when such investments are consistent with the Fund's investment objectives and policies. The Fund will also not seek to diversify investments among geographic regions or levels of economic development in any particular country.

Pacific Basin:    Bangladesh   China         Hong Kong     India           Indonesia     Malaysia
--------------    Pakistan     Philippines   Singapore     South Korea     Sri Lanka     Taiwan
                  Thailand     Vietnam +

Europe:           Czech Rep.   Greece        Hungary +     Poland          Portugal
-------

Latin America:    Argentina    Barbados      Belize        Bolivia         Brazil        Chile
--------------    Colombia     Costa Rica    Ecuador       Jamaica         Mexico        Panama
                  Paraguay     Peru          Trinidad & Tobago             Uruguay       Venezuela

Africa:           Botswana     Egypt         Ghana+        Ivory Coast +   Kenya +       Mauritius +
-------           Morocco      Namibia +     Nigeria       South Africa    Swaziland +   Tunisia
                  Zimbabwe

Other:            Bermuda      Cyprus +      Israel        Jordan          Kuwait +      Russia
------            Turkey

     + Indicates countries in which the Fund effectively may invest primarily through investment funds. Such investments are subject to the provisions of the Investment Company Act of 1940 relating to the purchase of securities of investment companies. See "Additional Investment Restrictions".

Under exceptional economic or market conditions abroad, the Fund may temporarily invest all or a major portion of its assets in United States government obligations or high grade debt obligations of companies incorporated in or having their principal activities in the United States.

INTERNATIONAL RISK CONSIDERATIONS
--------------------------------------------------------------------------------

Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the United States and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

Investments in companies domiciled in developing market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain developing market countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain developing market countries may be slowed or reversed by unanticipated political or social events in such countries.

The Funds endeavor to buy and sell foreign currencies on favorable terms. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Funds change investments from one country to another or when proceeds for the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Funds from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Funds' investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

The Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

While transactions in forward currency contracts, options, futures contracts and options on futures contracts (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Funds may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Funds than if they had not entered into any hedging positions. In the event of an imperfect correlation between a hedging position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Funds may be exposed to risk of financial loss.

Perfect correlation between the Funds' hedging positions and portfolio positions may be difficult to achieve because hedging instruments in most developing market countries are not yet available. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

INVESTMENT AND REPATRIATION RESTRICTIONS
--------------------------------------------------------------------------------
Several of the countries in which the Funds may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitations on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains),
(ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor's right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries and the Funds intend to invest only through the purchase of shares of investment funds organized under the laws of such countries.

The return on the Funds' investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Funds' investment in an investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The

Funds, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

ADDITIONAL INVESTMENT OBJECTIVES, POLICIES & RISKS
--------------------------------------------------------------------------------

CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------
Each of the Funds may purchase securities convertible into common stocks, preferred stocks and warrants.

COMMERCIAL PAPER
--------------------------------------------------------------------------------
Short-term debt instruments purchased by the Funds consist of commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness of the notes.

The Balanced Fund may invest in commercial paper obligations issued by domestic and foreign entities which, at the time of their purchase, are rated in the highest rating category assigned by Moody's, S&P, Duff and Phelps, Inc. or Fitch Investors Service, Inc. or, if not rated, are issued or guaranteed by companies with an unsecured debt issue currently outstanding rated A or better by Moody's or S&P. The Fund may also invest in participation interests in loans extended by banks or other financial institutions to such companies, and other domestic corporate obligations such as publicly traded bonds, debentures and notes (including variable amount master demand notes) rated in the highest category by the aforementioned rating services.

OBLIGATIONS OF, OR GUARANTEED BY, THE UNITED STATES GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES
--------------------------------------------------------------------------------
Securities issued or guaranteed by the United States include a variety of Treasury securities, which differ only in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

Securities issued and or guaranteed by agencies of the U.S. government and various instrumentalities which have been established or sponsored by the U.S. government may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Some of the government agencies which issue or guarantee securities are the Department of Housing and Urban Development, the Department of Health and Human Services, the Government National Mortgage Association, the Farmers Home Administration, the Department of Transportation, the Department of Defense and the Department of Commerce. Instrumentalities which issue or guarantee securities include the Export-Import Bank, the Federal Farm Credit System, Federal Land Banks, the Federal Intermediate Credit Bank, the Bank for Cooperatives, Federal Home Loan Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

OBLIGATIONS OF BANKS
--------------------------------------------------------------------------------
Bank money instruments in which the Funds may invest include certificates of deposit, including variable rate certificates of deposit, bankers' acceptances and time deposits. "Bank" includes commercial banks, savings banks and savings and loan associations. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate, which is tied to the then prevailing certificate of deposit rate, with some premium paid because of the longer final maturity date of the variable rate certificate of deposit. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Variable rate certificates of deposit normally carry a higher interest rate than fixed rate certificates of deposit with shorter maturities, because the bank issuing the variable rate certificate of deposit pays the investor a premium as the bank has the use of the investor's money for a longer period of time. Variable rate certificates of deposit can be sold in the secondary market. In addition, frequently banks or dealers sell variable rate certificates of deposit and simultaneously agree, either formally or informally, to repurchase such certificates, at the option of the purchaser of the certificate, at par on the coupon dates. In connection with the Fund's purchase of variable rate certifies of deposit, it may enter into formal or informal agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. If the agreement to repurchase is informal, there can be no assurance that the Fund would always be able to resell such certificates. Before entering into any such transactions governed by formal agreements, however, the Fund will comply with the provisions of SEC Release 10666 which generally provides that the repurchase agreement must be fully collateralized. With respect to variable rate certificates of deposit maturing in 180 days or less from the time of purchase with interest rates adjusted on a monthly cycle, the Fund uses the period remaining until the next rate adjustment date for purposes of determining the average weighted maturity of its portfolio. With respect to all variable rate instruments not meeting the foregoing criteria, the Fund uses the remaining period to maturity for purposes of determining the average weighted maturity of its portfolio until such time as the Securities and Exchange Commission has determined otherwise.

A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Both domestic banks and foreign branches of domestic banks are subject to extensive, but different, governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing short-term debt conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, also play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. Since the portfolio may contain securities of foreign banks and foreign branches of domestic banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of domestic banks.

The Fund only purchases certificates of deposit from savings and loan institutions which are members of the Federal Home Loan Bank and are insured by the Federal Savings and Loan Insurance Corporation. Such savings and loan associations are subject to regulation and examination. Unlike most savings accounts, certificates of deposit held by the Fund do not benefit materially from insurance either from the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit of foreign branches of domestic banks are not covered by such insurance and certificates of deposit of domestic banks purchased by the Fund are generally in denominations far in excess of the dollar limitations on insurance coverage.

INTERNATIONAL BANK OBLIGATIONS. For the purposes of the Developing Markets Growth Fund's and International Growth Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Funds will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

DEPOSITORY RECEIPTS
--------------------------------------------------------------------------------
The Funds may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Government Depository Receipts ("GDRs") and other similar global instruments available in developing markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in United States securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investment in ADRs, EDRs, and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
--------------------------------------------------------------------------------
The Developing Markets Growth Fund and International Growth Fund may enter into forward currency contracts to attempt to minimize the risk to the Funds from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward currency contract is an obligation to purchase or sell a specific currency for an agreed upon price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Funds may enter into a forward currency contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of the security or dividend or interest payment. In addition, when the Funds believe that a foreign currency or currencies may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency contract to sell an amount of a foreign currency approximating the value of some or all of the Funds' portfolio securities denominated in such foreign currency or related currencies that the Adviser feels demonstrate correlation in exchange rate movements (such a practice is called "crosshedging"), or when the Funds believe that the U.S. dollar may suffer a substantial decline against a foreign currency or currencies, it may enter into a forward contract to buy a foreign currency for a fixed dollar amount. In connection with the Funds' forward contract transactions, an amount of the Funds' assets equal to the amount of the Fund's commitment will be held aside or segregated to be used to pay for the commitment. Accordingly, the Funds will always have cash, cash equivalents or high quality debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward currency contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate forward currency contracts. In such event, the Funds' ability to utilize forward currency contracts in the manner set forth above may be restricted. Forward currency contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Funds than if it had not engaged in such contracts. The Funds will generally not enter into a forward foreign currency exchange contract with a term greater than one year.

OPTIONS - PUTS AND CALLS
--------------------------------------------------------------------------------
The Funds may purchase exchange traded put and call options on debt securities up to 5% of its net assets for the purpose of hedging. A put option (sometimes called a standby commitment) gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option receives the premium and has the obligation to buy the underlying securities upon exercise at the exercise price during the option period. A call option (sometimes called a reverse standby commitment) gives the purchaser of the option, in return for a premium, the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option receives the premium and has the obligation at the exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. A principal risk of standby commitments is that the writer of a commitment may default on its obligation to repurchase or deliver the securities.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES
--------------------------------------------------------------------------------
The Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. The Funds will not accrue income on securities purchased on a forward commitment basis prior to their stated delivery date. At the time the Funds make the commitment to purchase securities on a when-issued or forward commitment basis, they will record the transaction and thereafter reflect the value of such securities in determining their net asset value. At the time the Funds enter into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash and liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with the custodian and will be marked to the market daily. On the delivery date, the Funds will meet their obligations from securities that are then maturing or sales of the securities held in the segregated asset account and/or from then available cash flow. If the Funds dispose of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation.

There is always a risk that the securities may not be delivered and that the Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account. Settlements in the ordinary course of business, which may take substantially more than five business days for non-U.S. securities, are not treated by the Fund as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Each Fund is permitted to invest in repurchase agreements. A repurchase agreement is a contract by which the Fund acquires the security ("collateral") subject to the obligation of the seller to repurchase the security at a fixed price and date (within seven days). A repurchase agreement may be construed as a loan pursuant to the 1940 Act. The Funds may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions. The Funds' custodian will hold the securities underlying any repurchase agreement in a segregated account. In investing in repurchase agreements, the Funds' risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of the Adviser, such risk is not material, since in the event of default, barring extraordinary circumstances, the Funds would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for its interest in such securities. However, to the extent that proceeds from any sale upon a default are less than the repurchase price, the Funds could suffer a loss. In addition, the Funds may incur certain delays in obtaining direct ownership of the collateral. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price. The Adviser will submit a list of recommended issuers of repurchase agreements and other short-term securities which it has reviewed for credit worthiness to the Funds' directors at least quarterly for their approval.

FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, AND SWAP AGREEMENTS
--------------------------------------------------------------------------------
The Balanced Fund, Developing Markets Growth Fund and International Growth Fund may invest in interest rate futures contracts, index futures contracts and may buy options on such contracts for the purpose of hedging its portfolio of fixed income securities (and not for speculative purposes) against the adverse effects of anticipated movements in interest rates. As a result of entering into futures contracts, no more than 5% of a Fund's net assets may be committed to margin.

DESCRIPTION OF FUTURES CONTRACTS. A futures contract sale creates an obligation by a Fund, as seller, to deliver the type of financial instrument called for in the contract at a specified future time for a stated price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the underlying financial instrument at a specified future time for a stated price. The specific securities delivered or taken, respectively, at settlement date, are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

Although futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the Fund is paid the difference and realizes a gain. If the price of the offsetting purchase exceeds the price of the initial sale, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

The Fund is required to maintain margin deposits with brokerage firms through which it enters into futures contracts. Margin balances will be adjusted at least weekly to reflect unrealized gains and losses on open contracts. In addition, the Fund will pay a commission on each contract, including offsetting transactions.

Futures contracts are traded only on commodity exchanges--known as "contract markets"--approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. The CFTC regulates trading activity on the exchanges pursuant to the Commodity Exchange Act. The principal exchanges are the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. The staff of the CFTC has indicated that an entity such as the Fund would not be a "pool" if it traded commodity futures contracts solely for hedging purposes and not for speculation. Furthermore, the Fund is restricted to no more than 5% of its net assets being committed to margin on futures contracts and premiums for options on futures contracts, and therefore will not operate as a "pool" as that term is defined by the CFTC.

The Funds may use interest rate futures solely as a defense or hedge against anticipated interest rate changes and not for speculation. The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling debt securities with long maturities and investing in debt securities with short maturities when interest rates are expected to increase, or conversely, selling short-term debt securities and investing in long-term debt securities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, such protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

RISKS IN FUTURES CONTRACTS. One risk in employing futures contracts to protect against cash market price volatility is the prospect that futures prices will correlate imperfectly with the behavior of cash prices. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest trends by the Adviser may still not result in a successful transaction.

Another risk is that the Adviser would be incorrect in its expectation as to the extent of various interest rate movements (anticipated securities prices and foreign currency exchange rates for the Developing Markets Growth Fund and International Growth Fund) or the time span within which the movements take place and other economic factors. Closing out an interest rate futures contract purchase at a loss because of higher interest rates will generally have one or two consequences depending on whether, at the time of closing out, the "yield curve" is normal (long-term rates exceeding short-term). If the yield curve is normal, it is possible that the Fund will still be engaged in a program of buying long-term securities. Thus, closing out the futures contract purchase at a loss will reduce the benefit of the reduced price of the securities purchased. If the yield curve is inverted, it is possible that the Fund will retain its investments in short-term securities earmarked for purchase of longer term securities. Thus, closing out of a loss will reduce the benefit of the incremental income that the Fund will experience by virtue of the high short-term rates. Although futures contracts are traded only on commodity exchanges, there can be no assurance that a liquid secondary market will exist for any particular future, and theoretically losses from investing in futures transactions are potentially unlimited.

RISKS OF OPTIONS. The use of options and options on interest rate futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options and options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

The effective use of options strategies is dependent, among other things, upon the Fund's ability to terminate options positions at a time when the Adviser deems it desirable to do so. Although the Fund will enter into an option position only if the Adviser believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Fund's transactions involving options on futures contracts will be conducted only on recognized exchanges.

Although the Funds will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Funds would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspension or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

PURCHASE OF PUT OPTIONS ON INTEREST RATE FUTURES CONTRACTS. The Balanced Fund, Developing Markets Growth Fund, and International Growth Fund may purchase put options on interest rate futures contracts if the Adviser anticipates a rise in interest rates. Because the value of an interest rate or municipal bond index futures contract moves inversely in relation to changes in interest rates, a put option on such a contract becomes more valuable as interest rates rise. By purchasing put options on futures contracts at a time when the Adviser expects interest rates to rise, the Fund will seek to realize a profit to offset the loss in value of its portfolio securities.

PURCHASE OF CALL OPTIONS ON INTEREST RATE FUTURES CONTRACTS. The Balanced Fund, Developing Markets Growth Fund, and International Growth Fund may purchase call options on interest rate futures contracts if the Adviser anticipates a decline in interest rates. The purchase of a call option on an interest rate of municipal bond index futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. Because the value of an interest rate or municipal bond index futures contract moves inversely in relation to changes to interest rates, a call option on such a contract becomes more valuable as interest rates decline. The Fund will purchase a call option on a futures contract to hedge against a decline in interest rates in a market advance when the Fund is holding cash. The Fund can take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market is stabilized. At that time, the options can be liquidated and the Fund's cash can be used to buy long-term securities.

The Funds expect that new types of securities, futures contracts, options thereon, and put and call options on securities and indices may be developed in the future. As new types of instruments are developed and offered to investors, the Adviser will be permitted to invest in them provided that the Adviser believes their quality is equivalent to the Fund's quality standards.

SWAP AGREEMENTS. Swap agreements are two party contracts entered into primarily by institutional investors in which two parties agree to exchange the returns (or differential rates of return) earned or realized on particular predetermined investments or instruments.

The Funds may enter into swap agreements for purposes of attempting to obtain a particular investment return at a lower cost to the Funds than if the Funds had invested directly in an instrument that provided that desired return. Each Fund bears the risk of default by its swap counterpart and may not be able to terminate its obligations under the agreement when it is most advantageous to do so. In addition, certain tax aspects of swap agreements are not entirely clear and their use, therefore, may be limited by the requirements relating to the qualification of a Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

ADDITIONAL FIXED-INCOME SECURITIES IN WHICH THE BALANCED FUND MAY INVEST
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES. The mortgage-backed securities in which the Balanced Fund invests provide funds for mortgage loans made to residential home buyers. These include securities which represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage banks, commercial banks and insurance companies. Pools of mortgage loans are assembled for sale to investors such as the Fund by various private, governmental and government-related organizations.

Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Mortgage-backed securities provide monthly payments which consist of both interest and principal payments to the investor. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer, servicer, or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-backed securities, i.e., GNMA's, are described as "modified pass-through." These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.

The principal government guarantor of mortgage-backed securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to issue mortgage pass-through securities and guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on loans originated by approved institutions and backed by pools of FHA-insured or VA-guaranteed mortgages.

The Federal Home Loan Mortgage Corporation ("FHLMC") also pools mortgage loans and issues pass-through securities. FHLMC is a corporate instrumentality of the U.S. government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's") which represent interest in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, however, PC's are not backed by the full faith and credit of the U.S. government.

The Federal National Mortgage Association ("FNMA") is a government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/services which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage banks. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.

The Federal Housing Administration ("FHA") was established by Congress in 1934 under the National Housing Act. A major purpose of the Act was to encourage the flow of private capital into residential financing on a protected basis. FHA is authorized to insure mortgage loans, primarily those related to residential housing. FHA does not make loans and does not plan or build housing. FHA Project Pools are pass-through securities representing undivided interests in pools of FHA-insured multi-family project mortgage loans.

The Fund may purchase securities which are insured but not issued or guaranteed by the U.S. government, its agencies or instrumentalities. An example of such a security is a housing revenue bond (the interest on which is subject to federal taxation) issued by a state and insured by an FHA mortgage loan. The Fund has not purchased this type of security and has no current intent to do so. This type of mortgage is insured by FHA pursuant to the provisions of Section 221(d)(4) of the National Housing Act of 1934, as amended. After a mortgagee files a claim for insurance benefits, FHA will pay insurance benefits up to 100% of the unpaid principal amount of the mortgage (generally 70% of the amount is paid within six months of the claim and the remainder within the next six months). The risks associated with this type of security are the same as other mortgage securities -- prepayment and/or redemption prior to maturity, loss of premium (if paid) if the security is redeemed prior to maturity and fluctuation in principal value due to an increase or decrease in interest rates.

The average life of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, the pool's term may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. The occurrence of mortgage prepayment is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Mortgage pass-through securities which receive regular principal payments have an average life less than their maturity. The average life of mortgage pass-through investments will typically vary from 1 to 18 years.

Yields on pass-through mortgage-backed securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. Actual prepayment experience may cause the yield to differ from the assumed average life yield. The compounding effect from reinvestments of monthly payments received by the Fund will increase the yield to shareholders.

U.S. TREASURY INFLATION-PROTECTION SECURITIES. The Balanced Fund may invest in inflation-protection securities, which are a new type of marketable book-entry security issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. Inflation-protection securities will be auctioned and issued on a quarterly basis on the 15th of January, April, July, and October, beginning on January 15, 1997. Initially, they will be issued as 10-year notes, with other maturities added thereafter. The index used to measure inflation will be the non-seasonably adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

The value of the principal will be adjusted for inflation, and every six months the security will pay interest, which will be an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

The principal of the inflation-protection security will be indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

Inflation-adjusted principal or the original par amount, whichever is larger, will be paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount will be paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October). The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that had been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury had announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in the regard are final.

Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

OTHER ASSET-BACKED SECURITIES. The Balanced Fund may invest in asset-backed securities that are backed by consumer credit such as automobile receivables, consumer credit card receivables, and home equity loans.

MUNICIPAL SECURITIES. Municipal securities in which the Balanced Fund may invest include securities that are issued by states, territories and possessions of the United States and the District of Columbia and their agencies, instrumentalities and political subdivisions. Tax-exempt municipal securities include municipal bonds, municipal notes and municipal commercial paper. MUNICIPAL BONDS generally have maturities at the time of issuance ranging from one to thirty years, or more. MUNICIPAL NOTES are short-term and generally mature in three months to three years. MUNICIPAL COMMERCIAL PAPER matures in one year or less.

The yields on municipal securities are dependent on a variety of factors, including the general level of interest rates, the financial condition of the issuer, general conditions of the tax-exempt securities market, the size of the issue, the maturity of the obligation and the rating of the issue. Ratings are general, and not absolute, standards of quality. Consequently, securities of the same maturity, interest rate and rating may have different yields, while securities of the same maturity and interest rate with different ratings may have the same yield.

COLLATERIALIZED MORTGAGE OBLIGATIONS (CMOs). The Balanced Fund may invest in CMOs. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. Since CMOs derive their return from underlying mortgages, they are commonly referred to as derivative securities, but are not subject to the 100% limitation as discussed in the "Futures and Options" section below. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the earlier classes have been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Balanced Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification tests. For a discussion of prepayment risks, see "Mortgage and Other Asset-Backed Securities" section above.

VARIABLE RATE NOTES. The Balanced Fund may purchase floating and variable rate notes. The interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate on which the interest rate on the obligation is based (floating rate). These notes normally have a demand feature which permit the holder to demand payment of principal plus accrued interest upon a specified number of days' notice. The issuer of floating and variable rate demand notes normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the note plus accrued interest upon a specified number of days' notice to the noteholders.

ZERO COUPON SECURITIES. The Balanced Fund is permitted to invest in zero coupon securities. Such securities are debt obligations which do not entitle the holder to periodic interest payments prior to maturity and are issued and traded at a discount from their face amounts. The discount varies depending on the time remaining until maturity, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity of the security approaches. Zero coupon securities can be sold prior to their due date in the secondary market at the then-prevailing market value which depends primarily on the time remaining to maturity, prevailing levels of interest rates and the perceived credit quality of the issuer. The market prices of zero coupon securities are more volatile than the market prices of securities of comparable quality and similar maturity that pay interest periodically and may respond to a greater degree to fluctuations in interest rates than do such non-zero coupon securities.

TRUST PREFERRED SECURITIES. The Balanced Fund may purchase trust preferred securities issued primarily by financial institutions such as banks and insurance companies. Trust preferred securities purchased by the Fund generally have a stated par value, a stated maturity typically of 30 years, are callable after a set time period of typically five or ten years and pay interest quarterly or semi-annually. The proceeds from the issuance of the securities are placed in a single asset trust controlled by the issuer holding company, and the trust in-turn purchases long-term junior subordinated debt of the issuer holding company. The junior subordinated debt held by the trust is senior to all common and preferred stock of the issuer. The junior subordinated debt instruments include deferral provisions whereby the issuer holding company may defer interest payments for up to five years under certain circumstances, provided that no dividend payments are made with respect to outstanding common and preferred stock, and during a period of interest deferral the securities earn compounded interest which is accrued by the issuer as an interest expense. The Federal Reserve Bank limits the amount of trust preferred securities that an issuer may have outstanding such that the total of cumulative preferred stock and trust preferred securities outstanding may not exceed 25 percent of the issuer's Tier 1 capital base. The securities provide that they are immediately callable in the event of a change in the tax law whereby the interest paid by the issuer is no longer treated as an interest expense deduction by the issuer.

ILLIQUID SECURITIES
--------------------------------------------------------------------------------
Each Fund may invest up to 15% of its net assets in all forms of "illiquid securities." An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which such securities are valued by the Fund. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has recently acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. As a fundamental policy, the Funds may invest without limitation in these forms of restricted securities if such securities are determined by the Adviser to be liquid in accordance with standards established by the Funds' Board of Directors.

Under these standards, the Adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

RATINGS OF DEBT SECURITIES
--------------------------------------------------------------------------------
Investment grade debt securities are rated AAA, AA, A or BBB by Standard & Poor's Corporation ("S& P"), Fitch IBCA ("Fitch"), and Duff & Phelps Credit Rating Co. ("Duff & Phelps"); or Aaa, Aa, A or Baa by Moodys Investors Services ("Moody's"). Investment grade municipal notes are rated MIG 1, MIG 2, MIG 3 or MIG 4 (VMIG 1, VMIG 2, VMIG 3 or VMIG 4 for notes with a demand feature) by Moodys or SP-1 or SP-2 by S&P. Securities rated Baa, MIG 4, VMIG 4 or BBB are medium grade, involve some speculative elements and are the lowest investment grade available. These securities generally have less certain protection of principal and interest payments than higher rated securities. Securities rated Ba or BB (in which Large Cap Fund, Balanced Fund and Developing Markets Growth Fund may invest) are judged to have some speculative elements with regard to capacity to pay interest and repay principal. Debt securities rated C (in which the Developing Markets Growth Fund may invest) are regarded as having predominantly speculative characteristics. DEBT SECURITIES RATED BELOW INVESTMENT GRADE ARE COMMONLY KNOWN AS JUNK BONDS. Presently, other than with respect to the Balanced Fund, the Adviser intends to invest only in debt securities rated at investment grade at the time of purchase, or if not rated, deemed by the Adviser to be of comparable quality. See the section "Investment Objectives and Policies" above for a discussion regarding the Balanced Fund's debt securities ratings. See the Statement of Additional Information for further information about ratings.

The commercial paper purchased by the Funds will consist only of direct obligations which, at the time of purchase, are (a) rated P-1 by Moody's or A-1 by S& P, or (b) if not rated, issued by companies having an outstanding unsecured debt issue which at the time of purchase is rated Aa or higher by Moody's or AA or higher by S&P.

SIT MONEY MARKET FUND
--------------------------------------------------------------------------------
The Funds may invest up to 25% of their total net assets in shares of money market funds advised by the Adviser, which includes the Money Market Fund, subject to the conditions contained in an exemptive order (the "Exemptive Order") issued to the Funds and the Adviser by the Securities and Exchange Commission.

Such investments may be made in lieu of direct investments in short term money market instruments if the Adviser believes that they are in the best interest of the Funds. The Exemptive Order requires the Adviser and its affiliates, in their capacities as service providers for the Money Market Fund, to remit to the Funds, or waive, an amount equal to all fees otherwise due to them under their advisory and other agreements with the Money Market Fund to the extent such fees are based upon a Fund's assets invested in shares of the Money Market Fund. This requirement is intended to prevent shareholders of the Funds from being subjected to double management and other asset-based fees as a result of a Fund's investments in the Money Market Fund.

DIVERSIFICATION
--------------------------------------------------------------------------------
As a fundamental policy (in addition to the fundamental policies and restrictions set forth in the Prospectus and this Statement of Additional Information), each Fund intends to operate as a "diversified" management investment company, as defined in the Investment Company Act of 1940, as amended. A "diversified" investment company means a company which meets the following requirements: At least 75% of the value of the company's total assets is represented by cash and cash items (including receivables), "Government Securities", securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. "Government Securities" means securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or certificates of deposit for any of the foregoing. Additionally, as set forth above, each of the Funds has adopted certain restrictions that are more restrictive than the policies set forth in this paragraph.

SECURITIES LENDING
--------------------------------------------------------------------------------
The lending of portfolio securities to broker-dealers, banks, and other institutions may increase the average annual return to shareholders. Lending of portfolio securities also involves certain risks to a Fund. As with other extensions of credit, there are risks of delay in recovery of loaned securities, or even loss of rights in collateral pledged by the borrower, should the borrower fail financially. However, the Funds will only enter into loan agreements with broker-dealers, banks, and other institutions which the Adviser has determined are creditworthy. The Funds may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, the borrower will be required to pledge collateral which the custodian for a Fund's portfolio securities will take into possession before any securities are loaned. Additionally, the borrower may pledge only cash, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, certificate of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents as collateral. There will be a daily procedure to ensure that the pledged collateral is equal in value to at least 100% of the value of the securities loaned. Under such procedure, the value of the collateral pledged by the borrower as of any particular business day will be determined on the next succeeding business day. If such value is less than 100% of the value of the securities loaned, the borrower will be required to pledge additional collateral. The risks of borrower default (and the resultant risk of loss to a Fund) also are reduced by lending only securities for which a ready market exists. This will reduce the risk that the borrower will not be able to return such securities due to its inability to cover its obligation by purchasing such securities on the open market.

To the extent that collateral is comprised of cash, a Fund will be able to invest such collateral only in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents. If a Fund invests cash collateral in such securities, the Fund could experience a loss if the value of such securities declines below the value of the cash collateral pledged to secure the loaned securities. The amount of such loss would be the difference between the value of the collateral pledged by the borrower and the value of the securities in which the pledged collateral was invested.

Although there can be no assurance that the risks described above will not adversely affect a Fund, the Adviser believes that the potential benefits that may accrue to a Fund as a consequence of securities lending will outweigh any such increase in risk.

ADDITIONAL INFORMATION ABOUT SELLING SHARES
--------------------------------------------------------------------------------

SUSPENSION OF SELLING ABILITY
--------------------------------------------------------------------------------
Each Fund may suspend selling privileges or postpone the date of payment:
- During any period that the NYSE is closed other than customary weekend or holiday closings, or when trading is restricted, as determined by the Securities and Exchange Commission ("SEC");
- During any period when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it or to fairly determine the value of its assets;
-    For such other periods as the SEC may permit.

TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------
Once you place a telephone transaction request to Sit Mutual Funds, it cannot be canceled or modified. The Funds use reasonable procedures to confirm that telephone instructions are genuine, including requiring that payments be made only to the shareholder's address of record or the bank account designated on the application and requiring certain means of telephone identification. If the Fund fails to employ such procedures, it may be liable for any losses suffered by Fund shareholders as a result of unauthorized or fraudulent instructions. During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching the Funds by telephone. Consequently, a redemption or exchange by telephone may be difficult to implement at those times.

REDEMPTION-IN-KIND
--------------------------------------------------------------------------------
If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for a Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.

COMPUTATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value is determined as of the close of the New York Stock Exchange on each day that the exchange is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the Fund's net asset value per share. The customary national business holidays observed by the New York Stock Exchange and on which the Funds are closed are:
New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share will not be determined on these national holidays.

On June 30, 1999, the net asset value and public offering price per share for each Fund was calculated as follows:

Balanced Fund:
     net assets         $12,112,363
     ------------------------------
     shares outstanding     697,061  = net asset value (NAV) per share =
                                       public offering price per share    $17.38

Large Cap Growth Fund:
     net assets        $140,257,696
     ------------------------------
     shares outstanding   2,654,228  = NAV per share = public offering
                                       price per share                    $52.84

Regional Growth Fund:
     net assets          $7,523,608
     ------------------------------
     shares outstanding     571,098  = NAV per share = public offering
                                       price per share                    $13.17

Mid Cap Growth Fund:
     net assets        $375,342,578
     ------------------------------
     shares outstanding  25,812,041  = NAV per share = public offering
                                       price per share                    $14.54

International Growth Fund:
     net assets         $94,982,220
     ------------------------------
     shares outstanding   5,060,826  = NAV per share = public offering
                                       price per share                    $18.77

Small Cap Growth Fund:
     net assets         $50,334,597
     ------------------------------
     shares outstanding   2,753,954  = NAV per share = public offering
                                       price per share                    $18.28

Science and Technology Growth Fund:
     net assets         $14,193,665
     ------------------------------
     shares outstanding     932,227  = NAV per share = public offering
                                       price per share                    $15.23

Developing Markets Growth Fund:
     net assets         $11,337,746
     ------------------------------
     shares outstanding   1,135,889  = NAV per share = public offering
                                       price per share                     $9.98

CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------
Advertisements and other sales literature for the Funds may refer to cumulative total return, average annual total return and yield.

CUMULATIVE TOTAL RETURN. Total return means cumulative total return and is calculated by finding the cumulative compounded rate of return over the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

               EVR - P
      CTR  = ( ------- ) x 100
                  P

      CTR  =  cumulative total return
      ERV  =  ending redeemable value at the end of the period of a hypothetical
              $1,000 payment made at the beginning of such period
      P    =  initial payment of $1,000

This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

       P(1+T)nth power = ERV
             P  =  a hypothetical initial payment of $1,000;
             T  =  average annual total return;
             n  =  number of years; and
           ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

YIELD. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the computation period by the maximum offering price per share on the last day of the period, according to the following formula:

                    a - b
       Yield  = 2 ( ----- + 1 ) 6th power - 1
                     cd

         a    =  dividends and interest earned during the periods;
         b    =  expenses accrued for the period (net of reimbursements);
         c    =  the average daily number of shares outstanding during the period that were entitled to receive dividends; and
         d    =  the maximum offering price per share on the last day of the period.

MANAGEMENT
--------------------------------------------------------------------------------

The Large Cap Growth Fund, Mid Cap Growth Fund, and the corporate issuer of the Balanced Fund, Regional Growth Fund, International Growth Fund, Small Cap Growth Fund, Science and Technology Growth Fund and Developing Markets Growth Fund, have corporate officers and Boards of Directors. Pursuant to Minnesota law, the Boards of Directors are responsible for the management of the Funds and the establishment of the Funds' policies. The officers of the Funds manage the day-to-day operation of the Funds.

The Sit Funds as a group (a total of 13 Funds) pay each director, who is not also an officer, an annual total fee of $12,000, $2,000 for each meeting attended, and provide reimbursement for travel and other expenses. The following table sets forth the aggregate compensation received by each Director for services provided to the thirteen funds of the Sit Mutual Funds. Pursuant to each Fund's investment management agreement with the Adviser, the Adviser is obligated to pay the Funds' expenses, including fees paid to the directors. (See discussion under "Investment Adviser" below.) Directors who are officers of the Adviser or any of its affiliates did not receive any such compensation and are not included in the table.

                              Aggregate             Pension or
                           Compensation For     Retirement Benefits       Estimated              Total
                           Services Rendered      Accrued As Part      Annual Benefits     Compensation From
     Director                to Each Fund        of Fund Expenses      Upon Retirement       Fund Complex
     John E. Hulse               1,355                 None                  None                20,000
     William E. Frenzel          1,355                 None                  None                20,000
     Sidney L. Jones             1,355                 None                  None                20,000
     Donald W. Phillips          1,355                 None                  None                18,000

The names, addresses, principal occupations and other affiliations of directors and officers of the Funds are given below. Except as noted below, the business address of each officer and director is the same as that of the Adviser - 4600 Norwest Center, Minneapolis, Minnesota.

NAME & ADDRESS             POSITION WITH THE FUNDS        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------             -----------------------        ----------------------------------------
Eugene C. Sit, CFA*        Director - All Funds           Chairman, CEO and CIO of Sit Investment Associates, Inc.
                           Chairman - All Funds           (the "Adviser"); Chairman, CEO and CIO of Sit/Kim
                                                          International Investment Associates, Inc. (the "Sub-Adviser");
                                                          Chairman of the Funds and Director of SIA Securities Corp.
                                                          (the "Distributor")

Peter L. Mitchelson, CFA*  Director - All Funds           President and Director of the Adviser; Executive Vice
                           Vice Chairman - All Funds      President and Director of the Sub-Adviser; Director and
                           Sr. Portfolio Manager -        Vice Chairman of the Funds; Director of the Distributor
                           Large Cap Growth
                           and Balanced Funds

NAME & ADDRESS             POSITION WITH THE FUNDS        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------             -----------------------        ----------------------------------------
William E. Frenzel *       Director - All Funds           Director of the Funds; Director of the Adviser; Director of
1775 Massachusetts Ave. N.W.                              the Sub-Adviser; Senior Visiting Scholar at The Brookings
Washington, D.C. 20036                                    Institution; Former senior member of Congress and a ranking member on the House Ways and Means Committee and Vice
                                                          Chairman of the House Budget Committee

John E. Hulse              Director - All Funds           Director of the Funds; Director, Trustee, Benilde Religious
4303 Quail Run Lane                                       & Charitable Trust; Trustee, Pacific Gas & Electric Nuclear
Danville, CA 94506                                        Decommissioning Trust

Sidney L. Jones            Director - All Funds           Director of the Funds; Adjunct Faculty, Center for Public
8505 Parliament Drive                                     Policy Education, The Brookings Institution; Visiting
Potomac, MD 20854                                         Research Associate in Economics at Carleton College; Former
                                                          Assistant Secretary for Economic Policy, United States
                                                          Department of the Treasury

Donald W. Phillips         Director - All Funds           Director of the Funds; President of Forstmann-Leff
111 West Jackson                                          International Inc.; Executive Vice President of Equity
Chicago, IL  60604                                        Financial and Management Company until 1997;
                                                          Chairman of Equity Institutional Investors, Inc. until 1997.

Melvin C. Bahle            Director Emeritus -            Director of the Funds; Financial consultant; Director and/or
#1 Muirfield Lane          All Funds                      Officer of several companies, foundations and religious
St. Louis, MO  63141                                      organizations

Mary K. Stern, CFA         President - All Funds          Vice President - Mutual Funds of the Adviser

Roger J. Sit               Senior Vice President -        Senior Vice President for the Adviser and Sub-Adviser; Vice
                           Equity Funds                   President and Senior Equity Research Analyst for Goldman Sachs &
                                                          Company until January, 1998

Paul E. Rasmussen          Vice President & Treasurer -   Vice President, Secretary and Controller for the Adviser and
                           All Funds                      Sub-Adviser; Vice President and Treasurer of the Funds;
                                                          President and Treasurer of the Distributor

Erik S. Anderson, CFA      Vice President - Investments   Vice President - Equity Research and Portfolio Management
                           All Funds                      of the Adviser

Ronald D. Sit, CFA         Vice President - Investments   Vice President - Equity Research and Portfolio Management
                           All Funds                      of the Adviser

Michael C. Brilley         Senior Vice President -        Senior Vice President and Senior Fixed Income Officer
                           Balanced Fund                  of the Adviser; Senior Vice President of the Sit Bond Funds

Bryce A. Doty, CFA         Vice President - Investments   Vice President - Fixed Income Research and Portfolio
                           Balanced Fund                  Management of the Balanced Fund

John T. Groton, Jr., CFA   Vice President - Investments   Vice President - Equity Research Analyst of the Adviser
                           Regional Growth Fund

Robert W. Sit              Vice President - Investments   Vice President - Equity Research Analyst of the Adviser
                           Science and Technology
                           Growth Fund

NAME & ADDRESS             POSITION WITH THE FUNDS        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------             -----------------------        ----------------------------------------
Michael P. Eckert          Vice President - All Funds     Vice President - Mutual fund sales of the Adviser

Michael J. Radmer          Secretary - All Funds          Secretary of the Funds; Partner of the Funds' general counsel,
220 South Sixth Street                                    Dorsey & Whitney LLP
Minneapolis, MN

---------------

* Directors who are deemed to be "interested persons" of the Funds as that term is defined by the Investment Company Act of 1940. Messrs. Sit and Mitchelson are interested persons because they are officers of the Adviser. Mr. Frenzel is an interested person of the International Growth Fund and Developing Markets Growth Fund because he is a director of the Sub-Adviser, and may be deemed to be an interested person of all Funds because he is an advisory director and shareholder of the Adviser.

Mr. Roger Sit, Mr. Ron Sit, and Mr. Robert Sit are sons of Eugene C. Sit.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Adviser (or an affiliate) has served as the investment adviser for each Fund since the inception of each Fund.

TERMS COMMON TO ALL FUNDS' INVESTMENT MANAGEMENT AGREEMENTS
--------------------------------------------------------------------------------
Each Fund's Investment Management Agreement provides that the Adviser will manage the investment of the Fund's assets, subject to the applicable provisions of the Fund's articles of incorporation, bylaws and current registration statement (including, but not limited to, the investment objective, policies and restrictions delineated in the Fund's current prospectus and Statement of Additional Information), as interpreted from time to time by the Fund's Board of Directors. Under each Agreement, the Adviser has the sole and exclusive responsibility for the management of the Fund's investment portfolio and for making and executing all investment decisions for the Fund. The Adviser is obligated under each Agreement to report to the Fund's Board of Directors regularly at such times and in such detail as the Board may from time to time determine appropriate, in order to permit the Board to determine the adherence of the Adviser to the Fund's investment policies. Each Agreement also provides that the Adviser shall not be liable for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except losses resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

Each Agreement provides that the Adviser shall, at its own expense, furnish all office facilities, equipment and personnel necessary to discharge its responsibilities and duties under the Agreement and that the Adviser will arrange, if requested by the Fund, for officers or employees of the Adviser to serve without compensation from the Fund as directors, officers or employees of the Fund if duly elected to such positions by the shareholders or directors of the Fund.

Each Agreement provides that the Adviser will bear all of the Fund's expenses, except for extraordinary expenses (as designated by a majority of the Fund's disinterested directors), interest, brokerage commissions and other transaction charges relating to the investing activities of the Fund.

Each Investment Management Agreement provides that it will continue in effect from year to year only as long as such continuance is specifically approved at least annually by the applicable Fund's Board of Directors or shareholders and by a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Adviser or the Fund. The Agreement is terminable upon 60 days' written notice by the Adviser or the Fund and will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).


COMPENSATION AND ALLOCATION OF EXPENSES
--------------------------------------------------------------------------------
Under each of the Fund's Investment Management Agreement, the Fund is obligated to pay the Adviser a flat monthly fee, which is equal on an annual basis to the following percentages of the average daily net assets of the Funds:

Sit Balanced Fund                                1.00%
Sit Large Cap Growth Fund, Inc.                  1.00%
Sit Regional Growth Fund                         1.25%(1)

Sit Mid Cap Growth Fund, Inc.                    1.25%(2)
Sit International Growth Fund                    1.85%(3)
Sit Small Cap Growth Fund                        1.50%
Sit Science and Technology Growth Fund           1.50%(1)
Sit Developing Markets Growth Fund               2.00%

(1) For the period December 31, 1997 (date of inception) through December 31, 2000, the Adviser has voluntarily agreed to limit management fee (and thereby, all Fund expenses, except those not payable by the Adviser as set forth above) to 1.00% of the Regional Growth Fund's average daily net assets and 1.25% of the Science and Technology Growth Fund's average daily net assets. After December 31, 2000, these voluntary fee waivers may be discontinued by the Adviser in its sole discretion.

(2) For the period November 1, 1996 through December 31, 2000, the Adviser has voluntarily agreed to limit the management fee (and thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of the Mid Cap Growth Fund to 1.00% of the Fund's average daily net assets. After December 31, 2000, this voluntary fee waiver may be discontinued by the Adviser in its sole discretion.

(3) For the period January 1, 1994 through December 31, 2000, the Adviser has voluntary agreed to limit the management fee (and thereby, all Fund expenses, except those not payable by the Adviser as set forth above) of the International Growth Fund to 1.50% per year of the Fund's average daily net assets. After December 31, 2000, this voluntary fee waiver may be discontinued by the Adviser at its sole discretion.

Prior to November 1, 1996 the Investment Management Agreement between the Adviser and each of Large Cap Growth Fund and Mid Cap Growth Fund provided that the Fund was obligated to pay the Adviser a monthly fee based on average daily net assets ("net assets") on an annual basis equal to 1.00% for the first $30 million of net assets, .75% for the next $70 million of net assets and .50% for the excess of $100 million of net assets. The Adviser was obligated to reimburse each of Large Cap Growth Fund and Mid Cap Growth Fund for all of the Fund's expenses except for extraordinary expenses (as designated by a majority of each Fund's disinterested directors), interest, brokerage commissions and other transaction charges relating to each Fund's investing activities (which expenses were the sole responsibility of the Fund, irrespective of amount), which exceed, on an annual basis, an amount equal to 1.50% of the first $30 million of the Fund's average daily net assets and 1.00% of average daily net assets in excess of $30 million. Subject to this expense limitation, each of Large Cap Growth Fund and Mid Cap Growth Fund was responsible for all of its expenses to the extent not specifically assumed by the Adviser under the Agreement. For the period October 1, 1993 through October 31, 1996, the Adviser voluntarily agreed to absorb expenses that were otherwise payable by the Large Cap Growth Fund which exceeded 1.00% of the Fund's average daily net assets.

Set forth below are the investment management fees and other expenses paid by each of the Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Balanced Fund, International Growth Fund, and Developing Markets Growth Fund during the fiscal years ended June 30, 1999, 1998, and 1997; the Regional Growth Fund and Science and Technology Growth Fund during the fiscal year ended June 30, 1998. Fees and expenses of the Funds waived or paid by the Adviser during such fiscal years are also set forth below.

                                   LARGE CAP         MID CAP           SMALL CAP          REGIONAL
                                    GROWTH           GROWTH             GROWTH             GROWTH
1999                                 FUND             FUND               FUND               FUND
----                            -------------     -------------      -------------     -------------
AVERAGE NET ASSETS              $ 125,102,962     $ 346,171,200      $  45,544,647     $   5,945,176
   Investment Advisory Fees         1,250,402         4,328,283            683,493            74,226
   Other Expenses                          00                00                 00                00
   Expenses Waived                         00          (865,657)                00           (14,845)
                                -------------     -------------      -------------     -------------
   Net Fund Expenses                1,250,402         3,462,626            683,493            59,381
Ratio of expenses to average
   daily net assets                      1.00%             1.00%              1.50%             1.00%

                                 SCIENCE AND                                          DEVELOPING
                                 TECHNOLOGY                           INT'L            MARKETS
                                   GROWTH           BALANCED          GROWTH            GROWTH
1999  (CONTINUED)                   FUND              FUND             FUND              FUND
----                            ------------      ------------     ------------      ------------
AVERAGE NET ASSETS              $  8,828,949      $  8,708,561     $ 92,851,503      $ 10,435,959
   Investment Advisory Fees          132,050            86,957        1,718,057           208,718
   Other Expenses                         00                00               00                00
   Expenses Waived                   (22,008)               00         (325,038)               00
                                ------------      ------------     ------------      ------------
   Net Fund Expenses                 110,042            86,957        1,393,019           208,718
Ratio of expenses to average
   daily net assets                     1.25%             1.00%            1.50%             2.00%

                                  LARGE CAP          MID CAP          SMALL CAP          REGIONAL
                                   GROWTH            GROWTH             GROWTH            GROWTH
1998                                FUND              FUND               FUND              FUND
----                            -------------     -------------      -------------     -------------
AVERAGE NET ASSETS              $  88,152,918     $ 401,679,671      $  64,558,158     $   3,944,416
   Investment Advisory Fees           880,285         5,020,370            968,377            23,035
   Other Expenses                          00                00                 00                00
   Expenses Waived                         00        (1,004,074)                00            (3,611)
                                -------------     -------------      -------------     -------------
   Net Fund Expenses                  880,285         4,016,296            968,377            19,424
Ratio of expenses to average
   daily net assets                      1.00%             1.00%              1.50%              .49%*

                                 SCIENCE AND                                           DEVELOPING
                                 TECHNOLOGY                             INT'L            MARKETS
                                   GROWTH            BALANCED          GROWTH            GROWTH
1998  (CONTINUED)                   FUND               FUND             FUND              FUND
----                            ------------       ------------     ------------      ------------
AVERAGE NET ASSETS              $  3,760,994       $  5,969,736     $ 96,761,406      $ 13,914,844
   Investment Advisory Fees           27,931             59,634        1,790,014           278,595
   Other Expenses                         00                 00               00                00
   Expenses Waived                    (3,611)                00         (338,651)               00
                                ------------       ------------     ------------      ------------
   Net Fund Expenses                  23,276             59,634        1,451,363           278,595
Ratio of expenses to average
   daily net assets                      .62%*             1.00%            1.50%             2.00%

*December 31, 1997 (date of inception) through June 31, 1998

                                LARGE CAP        MID CAP        SMALL CAP                       INT'L          MARKETS
                                 GROWTH          GROWTH          GROWTH        BALANCED        GROWTH          GROWTH
1997                              FUND            FUND            FUND           FUND           FUND            FUND
----                          ------------    ------------    ------------   ------------   ------------    ------------
AVERAGE NET ASSETS            $ 59,728,101    $364,106,590    $ 53,823,220   $  4,436,834   $ 87,622,427    $ 11,513,549
   Investment Advisory Fees        595,823       3,757,126         807,030         44,340      1,620,463         229,821
   Other Expenses                   51,486         218,000              00             00             00              00
   Expenses Waived                 (50,548)       (609,840)             00             00       (306,575)             00
                              ------------    ------------    ------------   ------------   ------------    ------------
   Net Fund Expenses               596,761       3,365,286         807,030         44,340      1,313,888         229,821
Ratio of expenses to average
   daily net assets                   1.00%            .92%           1.50%          1.00%          1.50%           2.00%

THE SUB-ADVISER - INTERNATIONAL GROWTH FUND AND DEVELOPING MARKETS GROWTH FUND
--------------------------------------------------------------------------------
The International Growth Fund's and Developing Markets Growth Fund's Investment Management Agreements authorize the Adviser, at its option and at its sole expense, to appoint a sub-adviser, which may assume all or such responsibilities and obligations of the Adviser pursuant to the Investment Management Agreement as shall be delegated to the sub-adviser; provided, however, that any discretionary investment decisions made by the sub-adviser shall be subject to approval or ratification by the Adviser, and any appointment of a sub-adviser and assumption of responsibilities and obligations of the Adviser by such sub-adviser shall be subject to approval by the Board of Directors, and as required by law the shareholders, of the Company; and provided, further, that the appointment of any sub-adviser shall in no way limit or diminish the Adviser's obligations and responsibilities under the Investment Management Agreement. Pursuant to this authority, the Sub-Adviser serves as International Growth Fund's and Developing Markets Growth Fund's Sub-Adviser.

The current Sub-Advisory Agreement provides that the Sub-Adviser agrees to manage the investment of International Growth Fund's and Developing Markets Growth Fund's assets, subject to the applicable provisions of the Funds' articles of incorporation, bylaws and current registration statement (including, but not limited to, the investment objective, policies and restrictions delineated in the Fund's current prospectus and Statement of Additional Information), as interpreted from time to time by the Fund's Board of Directors. The Agreement also provides that any discretionary investment decisions made by the Sub-Adviser are subject to the Adviser's review, approval or ratification at the Adviser's discretion.

For its services under the Sub-Advisory Agreement, absent any voluntary fee waivers, the Adviser has agreed to pay the Sub-Adviser a monthly fee equal to the percentages set forth below of the value of the International Growth Fund's and Developing Markets Growth Fund's average daily net assets:

                                                      International Growth    Developing Markets
                                                             Fund                 Growth Fund
                                                      --------------------    ------------------
        First $100 million of average daily net assets       .75%                    .75%
        Next $100 million of average daily net assets        .50%                    .60%
        Assets in excess of $200 million                     .40%                    .50%

Pursuant to the Investment Management Agreement the Adviser paid the Sub-Adviser fees of $569,650, $627,994 and $602,981 for the fiscal years ended June 30, 1997, 1998 and 1999 respectively with respect to services provided on behalf of the International Growth Fund; and fees of $86,493, $104,245 and $78,208 for the fiscal years ended June 30, 1997, 1998 and 1999 with respect to services provided on behalf of the Developing Markets Growth Fund.

The Sub-Advisory Agreement continues in effect from year to year only as long as such continuance is specifically approved at least annually by (i) the Board of Directors of the Fund or by the vote of a majority of the outstanding voting shares of the Fund, and (ii) by the vote of a majority of the directors of the Company who are not parties to the Agreement or interested persons of the Adviser, the Sub-Adviser, the International Growth Fund or the Developing Markets Growth Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors of Sit Mutual Funds, Inc., the issuer of the International Growth Fund and Developing Markets Growth Fund or by the vote of a majority of the outstanding voting shares of the Fund, or by the Sub-Adviser or the Adviser, upon 30 days' written notice to the other party. Additionally, the Agreement automatically terminates in the event of its assignment.

DISTRIBUTOR
--------------------------------------------------------------------------------

Each of the Funds have entered into Underwriting and Distribution Agreements with SIA Securities Corp. ("Securities"), an affiliate of the Adviser, pursuant to which Securities will act as each Fund's principal underwriter. Securities will market each Fund's shares only to certain institutional investors and all other sales of each Fund's shares will be made by each Fund. The Adviser will pay all expenses of Securities in connection with such services and Securities is otherwise not entitled to any other compensation under the Underwriting and Distribution Agreement. Each Fund will incur no additional fees in connection with the Underwriting and Distribution Agreement.

Pursuant to the Underwriting and Distribution Agreement, Securities has agreed to act as the principal underwriter for each Fund in the sale and distribution to the public of shares of each Fund, either through dealers or otherwise. Securities has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. The Underwriting and Distribution Agreement is renewable from year to year if the Fund's directors approve such agreement. The Fund or Securities can terminate the Underwriting and Distribution Agreement at any time without penalty on 60 days' notice written notice to the other party. The Underwriting and Distribution Agreement terminates automatically upon its assignment. In the Underwriting and Distribution Agreement, Securities agrees to indemnify each Fund against all costs of litigation and other legal proceedings and against any liability incurred by or imposed on the Fund in any way arising out of or in connection with the sale or distribution of each Fund's shares, except to the extent that such liability is the result of information which was obtainable by Securities only from persons affiliated with the Fund but not Securities.

Securities or the Adviser may enter into agreements with various brokerage or other firms pursuant to which such firms provide certain administrative services with respect to customers who are beneficial owners of shares of the Funds. The Adviser or Securities may compensate such firms for the services provided, which compensation is based on the aggregate assets of customers that are invested in the Funds.

BROKERAGE
--------------------------------------------------------------------------------

Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by the applicable Fund. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten fixed income and equity offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's selling concession or discount. Certain of these securities may also be purchased directly from the issuer, in which case neither commissions nor discounts are paid.

The Adviser (or Sub-Adviser, as applicable) selects and, where applicable, negotiates commissions with the broker-dealers who execute the transactions for one or more of the Funds. The primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser (or Sub-Adviser, as applicable) to secure prompt execution of the transactions on favorable terms, including the best price of the security, the reasonableness of the commission and considering the state of the market at the time. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research or services to the Adviser or Sub-Adviser. Such research or services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities, or purchasers or sellers of securities. Such services also may include analyses and reports concerning investment issues, industries, securities, economic factors and trends, portfolio strategy, the performance of accounts, and trading systems. Some services may require the use of hardware provided by the information provider. This allows the Adviser (or Sub-Adviser, as applicable) to supplement its own investment research activities and enables the Adviser (or Sub-Adviser, as applicable) to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser or Sub-Adviser, the Adviser or Sub-Adviser receives a benefit, not capable of valuation in dollar amounts, without providing any direct monetary benefit to the applicable Funds from these transactions. The Adviser and the Sub-Adviser believe that most research services they receive generally benefit several or all of the investment companies and private accounts which they manage, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

Both the Adviser and the Sub-Adviser maintain an informal list of broker-dealers, which is used from time to time as a general guide in the placement of Fund business, in order to encourage certain broker-dealers to provide the Adviser and the Sub-Adviser with research services which the Adviser and the Sub-Adviser anticipate will be useful to them in managing the Funds. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. Each of the Adviser and the Sub-Adviser will authorize a Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser (or Sub-Adviser, as applicable) determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's or Sub-Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion. Generally, the Fund pays commissions higher than the lowest commission rates available. Some investment companies enter into arrangements under which a broker-dealer agrees to pay the cost of certain products or services (not including research services) in exchange for fund brokerage ("brokerage/services arrangements"). Under a typical brokerage/service arrangement, a broker agrees to pay a fund's custodian fees or transfer agent fees and, in exchange, the fund agrees to direct a minimum amount of brokerage to the broker. The Adviser does not intend to enter into such brokerage/service arrangements on behalf of the Funds. Some investment companies enter into arrangements that provide for specified or reasonably ascertainable fee reductions in exchange for the use of fund assets ("expense offset arrangements"). Under such expense offset agreements, expenses are reduced by foregoing income rather than by re-characterizing them as capital items. For example, a fund may have a "compensating balance" agreement with its custodian under which the custodian reduces its fee if the fund maintains cash or deposits with the custodian in non-interest bearing accounts. The Adviser does not intend to enter into expense offset agreements involving assets of the Funds.

Most all domestic (U.S.) securities trades will be executed through U.S. brokerage firms and commercial banks. Most foreign equity securities will be obtained in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), or securities convertible into foreign equity securities. ADRs or EDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which International Growth Fund may invest are generally traded in the over-the-counter markets.

Fund management does not currently anticipate that the Fund will effect brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Funds, the Adviser or the Sub-Adviser.

The Adviser has entered into agreements with Capital Institutional Services, Inc. ("CIS"), and Autranet, Inc. ("AI"), unaffiliated registered broker-dealers. All transactions placed with CIS and LAS are subject to the above criteria. CIS and AI provide the Adviser with a wide variety of economic, performance, and investment research information, resources from Egan-Jones Rating Company, Fitch Investors Service, Inc., Moody's Investors Service Inc., Municipal Market Data, Standard & Poor's Corporation, Bloomburg, L.P., Institutional Investor, Pattern Recognition Research Inc., and Stone & McCarthy Research Associates.

Investment decisions for each Fund are made independently of those for other clients of the Adviser, including the other Funds. When the Funds or clients simultaneously engage in the purchase or sale of the same securities, the price of the transactions is averaged and the amount allocated in accordance with a formula deemed equitable to each Fund and client. In some cases, this system may adversely affect the price paid or received by the Fund or the size of the position obtainable. Total brokerage commissions paid by the Funds for the three most recent fiscal years include commissions as set forth below which were paid to firms that supplied the Funds and Adviser with statistical and research services.

                                                 1999                        1998                       1997
                                          AMT PAID TO                 AMT PAID TO                AMT PAID TO
                                            FIRMS FOR                   FIRMS FOR                  FIRMS FOR
                                         STATISTICS &                STATISTICS &               STATISTICS &
FUND                              TOTAL      RESEARCH         TOTAL      RESEARCH        TOTAL      RESEARCH
----                            -------        ------        ------        ------       ------        ------
Balanced                         $6,571        $3,962        $3,578        $1,608       $1,736          $638
Large Cap Growth                126,142        74,829        82,201        40,346       38,746        11,214
Regional Growth                  10,175         3,030         5,367           480          n/a           n/a
Mid Cap Growth                  603,028       398,377       459,643       237,865      304,909        63,380
International Growth            288,891       266,092       247,731       196,276      260,243        11,840
Small Cap Growth                146,914        34,423       147,191        23,910       77,528        25,084
Science and Technology Growth    13,053         2,280         4,102           480          n/a           n/a
Developing Markets Growth        79,045        75,952        50,695        44,935       85,207         1,224

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

The following persons owned of record or beneficially 5% or more of the respective Fund's outstanding shares as of August 23, 1999:

                                                                                    Record    Beneficially    Of Record &
Person                                                                               Only         Only        Beneficially
------                                                                              ------    ------------    ------------
BALANCED FUND
-------------
      Sit Investment Associates (various accounts) 4600 Norwest Center
            Minneapolis, MN                                                                                       18.77%
      Charles Schwab & Co., Inc., Special Custody Acct FBO Cust., 101
            Montgomery Street, San Francisco, CA                                    14.69%
      National Financial Services Corp., FBO Cust., Church Street
            Station, P.O. Box 3908, New York, NY                                     6.37%
      Dennis W. Gartner, Trustee, Electric Component Sales Inc., Profit Sharing
            Plan & Trust, 6474 City West Parkway, Eden Prairie, MN                   5.87%
      Richard & Marlys Lynch, Trustees, El-Tronic Precision, Inc., Profit
            Sharing Plan & 401K Plan, 441 93rd Avenue NW, Coon Rapids, MN            5.22%

LARGE CAP GROWTH FUND
---------------------
      Charles Schwab & Co., Inc., Special Custody Acct FBO Cust., 101
            Montgomery Street, San Francisco, CA                                     8.92%
      The Danforth Foundation, c/o Melvin C. Bahle, 211 N. Broadway
            Ste. 2390, St. Louis, MO                                                                               5.13%

REGIONAL GROWTH FUND
--------------------
      Sit Investment Associates (various accounts) 4600 Norwest Center
            Minneapolis, MN                                                                                        8.91%
      Minnesota Lawyers Mutual, 3850 Norwest Center, 90 S. 7th Street,
            Minneapolis, MN                                                                       6.57%

MID CAP GROWTH FUND
-------------------
      Fishnet & Co., Master Trust Division, c/o State Street Bank & Trust Co.,
            P.O. Box 1992, Boston, MA                                                6.43%
      Chemical Bank Corporation, Hearst Corp. Master Trust, 4 New York Plaza
            Fl 4, New York, NY                                                       5.70%
      Charles Schwab & Co., Inc., Special Custody Acct FBO Cust., 101
            Montgomery Street, San Francisco, CA                                     5.59%

INTERNATIONAL GROWTH FUND
-------------------------
      Charles Schwab & Co., Special Custody Acct FBO Cust., 101
            Montgomery St., San Francisco, CA                                        9.41%
      Northern Trust Company, Trust, J. Paul Getty Retirement Plan,
            P.O. Box 92956, Chicago, IL                                              6.19%

SMALL CAP GROWTH FUND
---------------------
      Sit Investment Associates (various accounts) 4600 Norwest Center
            Minneapolis, MN                                                                                        9.70%
      National Financial Services Corp., FBO Cust., Church Street
            Station, P.O. Box 3908, New York, NY                                     7.54%
      Eugene C. Sit and Gail V. Sit, P.O. Box 2132,
            Minneapolis, MN                                                                                      6.97%

                                                                                    Record    Beneficially    Of Record &
Person                                                                               Only         Only        Beneficially
------                                                                              ------    ------------    ------------
SCIENCE AND TECHNOLOGY GROWTH FUND
----------------------------------
      Sit Investment Associates (various accounts) 4600 Norwest Center
            Minneapolis, MN                                                                                        5.33%

DEVELOPING MARKETS GROWTH FUND
------------------------------
      National Financial Services Corp., FBO Cust., Church Street
            Station, P.O. Box 3908, New York, NY                                    18.64%
      Charles Schwab & Co., Special Custody Acct FBO Cust., 101
            Montgomery St., San Francisco, CA                                       16.91%

TAXES
--------------------------------------------------------------------------------

The tax status of the Funds and the distributions which they may make are summarized in the prospectus in the section entitled "Taxes." Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

To qualify under Subchapter M for tax treatment as a regulated investment company, each Fund must, among other things: (1) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stocks, securities, or currency; and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, United States Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Fund's total assets and no greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any one issuer (other than United States Government securities or securities of other regulated investment companies).

Each Fund is subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid the imposition of this excise tax, each Fund must declare and pay dividends representing 98% of its net investment income for that calendar year and 98% of its capital gains (both long-term and short-term) for the twelve-month period ending October 31 of the calendar year.

When shares of a Fund are sold or otherwise disposed of, the Fund shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sale price of the shares disposed of, if, as is usually the case, the Fund shares are a capital asset in the hands of the Fund shareholder. In addition, pursuant to a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on the sale or other disposition of such shares will be a long-term capital loss to the extent of such long-term capital gain distribution. Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange.

Some of the investment practices that may be employed by the Funds will be subject to special provisions that, among other things, may defer the use of certain losses of such Funds, affect the holding period of the securities held by the Funds and, particularly in the case of transactions in or with respect to foreign currencies, affect the character of the gains or losses realized. These provisions may also require the Funds to mark-to market some of the positions in their respective portfolios (i.e., treat them as closed out) or to accrue original discount, both of which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities. Each Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Funds as regulated investment companies.

It is expected that any net gain realized from the closing out of forward currency contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above.

The Developing Markets Growth Fund and International Growth Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Currently, such funds are the only or primary means by which the Funds may invest in Hungary and India. In addition to bearing their proportionate share of the Developing Markets Growth Fund's and International Growth Fund's expenses (management fees and operating expenses), shareholders will also bear indirectly similar expenses of such funds. Capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Developing Markets Growth Fund and International Growth Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The information contained in the financial statements and annual reports to shareholders of the Funds is incorporated by reference in this Statement of Additional Information.

OTHER INFORMATION
--------------------------------------------------------------------------------

CUSTODIAN; SUB-CUSTODIAN; COUNSEL; ACCOUNTANTS
--------------------------------------------------------------------------------
The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675 acts as custodian of the Funds' assets and portfolio securities; Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, is the independent General Counsel for the Funds; and KPMG LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, acts as the Funds' independent accountants.

Set forth below is a list of the countries and banks / depositories in which the assets of the Developing Markets Growth Fund and International Growth Fund may be held.

COUNTRY               BANK/DEPOSITORY
-------               ---------------
Argentina             Bank Boston
                      Caja de Valores
Australia             Westpac Banking Corporation
Austria               Bank Austria
Belgium               Banque Bruxelles Lambert
                      Caisse Interprofessionelle de Depots et de Virement
                         de Titres - CIK
Brazil                Bank Boston
                      Bolsa de Valores de Sao Paulo - BOVESPA
Canada                Royal Bank of Canada
                      Canadian Depository for Securities - CDS
Chile                 Citibank
China                 Hong Kong and Shanghai Bank
Colombia              Cititrust Colombia
Czech Republic        Ceskoslovenska Obchodni Banka
                      Stredisko Cennych Papiru
Denmark               Den Danske Bank
                      Vaerdipapercentralen - VP Center
Egypt                 Citibank
Finland               Merita Bank

COUNTRY               BANK/DEPOSITORY
-------               ---------------
France                Banque Paribas
                      Societe Interprofessionelle pour la Compensation
                        des Valeurs Mobilieres - SICOVAM
                      Banque de France
Germany               Dresdner Bank
Greece                Barclays Bank
                      Central Securities Depository
Hong Kong             HongKong & Shanghai Bank
                      Hong Kong Securities Clearing Co. Ltd.
Hungary               Citibank Budapest
                      The Central Depository and Clearing House
India                 Citibank
                      National Security Depository Limited
Indonesia             Standard Chartered Bank
Ireland               Allied Irish Bank
                      The Gilt Settlement Office
Israel                Bank Leumi
Italy                 Banque Paribas
                      Monte Titoli
Japan                 Bank of Tokyo - Mitsubishi
                      Japan Securities Depository Center
                      Bank of Japan
South Korea           Hong Kong & Shanghai Bank
                      Korea Securities Depository Corp - KSD
Malaysia              Citibank Berhad
                      Malaysian Central Depository System
Mexico                Banco Nacional de Mexico
                      Instituto para el Deposito de Valores - INDEVAL
Netherlands           MeesPierson
                      Nederlands Centraal Insituut voor Girall
                         Effectenverkeer B.V. - NECIGEF
New Zealand           ANZ Banking Group (New Zealand)
                      Austraclear New Zealand System
Norway                Christiania Bank og Kreditkasse
                      Verdipapirsentralen - The Norwegian Registry of Securities
Pakistan              Citibank
Peru                  Citibank
                      Caja do Valores y Liquidaciones - CAVAL
Philippines           HongKong & Shanghai Bank
Poland                Bank Handlowy W Warszawie
                      National Depository for Securities
Portugal              Banco Espirito Santo e Commercial
                      Central do Valores Mobiliarios
Singapore             Development Bank of Singapore
                      The Central Depository Pte Ltd.
South Africa          Standard Bank of South Africa
Spain                 Banque Paribas
                      Servicio de Compensation y Liquidacion de Valores, S.A.
Sri Lanka             Standard Chartered Bank
                      Central Depository System
Sweden                Skandinaviska Enskilda Banken
                      Vardepapperscentralen

COUNTRY               BANK/DEPOSITORY
-------               ---------------
Switzerland           Bank Leu
                      Schweizerische Effeckten Giro - SEGA
Taiwan                Central Trust of China
                      Taiwan Securities Central Depository
Thailand              Citibank
                      Share Depository Center - SDC
Turkey                Citibank
                      Settlement & Custody Company
                      Central Bank of Turkey
United Kingdom        The Northern Trust Company
                      First Chicago Clearing Centre (CDs only)
                      Central Gilts Office
Venezuela             Citibank

LIMITATION OF DIRECTOR LIABILITY
--------------------------------------------------------------------------------

Under Minnesota law, each director of the Funds owes certain fiduciary duties to the Funds and to their shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care". Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director
(i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of the Company limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

The Funds are not required under Minnesota law to hold annual or periodically scheduled meetings of shareholders. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. However, the Funds intend to hold meetings of shareholders annually. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of the Funds may demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of the Funds. Within ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the Funds. Irrespective of whether a regular meeting of shareholders has been held during the immediately preceding fifteen months, in accordance with Section 16(c) under the 1940 Act, the Board of Directors of the Funds shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing so to do by the record holders of not less than 10 percent of the outstanding shares. Additionally, the 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto. The Funds will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   APPENDIX A
                        BOND AND COMMERCIAL PAPER RATINGS

BOND RATINGS
      MOODY'S INVESTORS SERVICE, INC.
      -------------------------------
      Aaa   Judged to be the best quality, carry the smallest degree of investment risk
      Aa    Judged to be of high quality by all standards
      A     Possess many favorable investment attributes and are to be considered as higher medium grade obligations
      Baa   Medium grade obligations. Lack outstanding investment
            characteristics.
      Ba    Judged to have speculative elements. Protection of interest and principal payments may be very moderate.
      B     Generally lack characteristics of a desirable investment. Assurance of interest and principal payments over any long period of time may be small.
      Caa   May be present elements of danger with respect to principal or interest or may be in default
      Ca    Represent obligations which are speculative in a high degree. Often in default.
      C     Lowest class of bonds and issued regarded as having extremely poor prospects of attaining any real investment standing.
      Moody's also applies numerical indicators, 1, 2, and 3, to rating categories Aa through Ba. The modifier 1 indicates that the security is in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

      STANDARD & POOR'S CORPORATION
      -----------------------------
      AAA   Highest grade obligations and possess the ultimate degree of protection as to principal and interest
      AA    Also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree
      A     Regarded as upper medium grade, have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions, interest and principal are regarded as safe
      BBB   Considered investment grade with adequate capacity to pay interest and repay principal.
      BB    Judged to be speculative with some inadequacy to meet timely interest and principal payments.
      B     Has greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely impair capacity or willingness to pay interest and principal.
      CCC   Has a vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.
      CC    Applied to debt subordinated to senior debt
      C     Applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating
      Standard & Poor's applies indicators "+", no character, and "-" to the above rating categories AA through BB. The indicators show relative standing within the major rating categories.

      FITCH IBCA
      ----------
      AAA   Highest credit quality with exceptional ability to pay interest and repay principal
      AA    Investment grade and very high credit quality ability to pay interest and repay principal is very strong, although not quite as strong as AAA
      A     Investment grade with high credit quality. Ability to pay interest and repay principal is strong.
      BBB   Investment grade and has satisfactory credit quality. Adequate ability to pay interest and repay principal.
      BB    Considered speculative. Ability to pay interest and repay principal may be affected over time by adverse economic changes.
      B     Considered highly speculative. Currently meeting interest and principal obligations, but probability of continued payment reflects limited margin of safety.
      CCC   Identifiable characteristics which if not remedied may lead to default. Ability to meet obligations requires an advantageous business and economic environment.
      CC    Minimally protected bonds. Default in payment of interest and/or principal seems probable over time.
      C     Imminent default in payment of interest or principal
      + and - indicators indicate the relative position within the rating category, but are not used in AAA category.

      DUFF & PHELPS CREDIT RATING CO.
      -------------------------------
      AAA            Highest credit quality, risk factors are negligible
      AA+,AA,AA-     High credit quality with moderate risk
      A+,A,A-        Protection factors are average but adequate, however, risk factors are more variable and greater in periods of
                     economic stress
      BBB+,BBB,BBB-  Below average protection factors, but still considered sufficient for prudent investment
      BB+,BB,BB-     Below investment grade but likely to meet obligations when due.
      B+,B,B-        Below investment grade and possessing risk that obligations will not be met when due.
      CCC            Well below investment grade. May be in default or
                     considerable uncertainty as to timely payment of interest and/or principal.

COMMERCIAL PAPER RATINGS
      MOODY'S
      -------
          Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

      STANDARD & POOR'S
      -----------------
          The rating A-1 is the highest commercial paper rating assigned by Standard & Poor's Corporation. The modifier "+" indicates that the security is in the higher end of this rating category.

      FITCH'S
      -------
          F-1+                     Exceptionally strong credit quality

      DUFF & PHELPS'
      --------------
          Category 1 (top grade):
          Duff1+                   Highest certainty of timely payment
          Duff1                    Very high certainty of timely payment
          Duff1-                   High certainty of timely payment

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

      Explanatory Notes: This Registration Statement contains the combined Part C for the Sit Large Cap Growth Fund, Inc., Mid Cap Growth Fund, Inc. and Sit Mutual Funds, Inc.

      (a)   Articles of Incorporation
            1. Sit Large Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
            2. Sit Mid Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
            3. Sit Mutual Funds, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to the Fund's Registration Statement.)

      (b)   Bylaws
            1. Sit Large Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
            2. Sit Mid Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
            3. Sit Mutual Funds, Inc. (Incorporated by reference to Post-Effective Amendment No. 10 to the Fund's Registration Statement.)

      (c)   Instruments Defining Rights of Security Holders
            Not applicable.

      (d)   Investment Management Agreement
            1. Sit Large Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
            2. Sit Mid Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
            3. Sit Mutual Funds, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to the Fund's Registration Statement.)

      (d.1) Sub-Advisory Agreement
            1. Sit Mutual Funds, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to the Fund's Registration Statement.)

      (e)   Underwriting and Distribution Agreement
            1. Sit Large Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to the Fund's Registration Statement.)
            2. Sit Mid Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to the Fund's Registration Statement.)
            3. Sit Mutual Funds, Inc. (Incorporated by reference to Post-Effective Amendment No. 6 to the Fund's Registration Statement.)

      (f)   Bonus or Profit Sharing Contracts
            Not applicable.

      (g)   Custodian Agreement
            1.    Sit Large Cap Growth Fund, Inc. (Filed herewith.)
            2.    Sit Mid Cap Growth Fund, Inc. (Filed herewith.)
            3.    Sit Mutual Funds, Inc. (Filed herewith.)

      (h.1) Transfer Agency and Services Agreement
            1. Sit Large Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
            2. Sit Mid Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 20 to the Fund's Registration Statement.)
            3. Sit Mutual Funds, Inc. (Incorporated by reference to Post-Effective Amendment No. 10 to the Fund's Registration Statement.)

      (h.2) Accounting Services Agreement
            1.    Sit Large Cap Growth Fund, Inc. (Filed herewith.)
            2.    Sit Mid Cap Growth Fund, Inc. (Filed herewith.)
            3.    Sit Mutual Funds, Inc. (Filed herewith.)

      (i)   Opinions and Consents of Dorsey & Whitney
            1. Sit Large Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 13 to the Fund's Registration Statement.)
            2. Sit Mid Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 13 to the Fund's Registration Statement.)
            3. Sit Mutual Funds, Inc. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Fund's original Registration Statement.)

      (j)   Consent of KPMG Peat Marwick
            1.    Sit Large Cap Growth Fund, Inc. (Filed herewith.)
            2.    Sit Mid Cap Growth Fund, Inc. (Filed herewith.)
            3.    Sit Mutual Funds, Inc. (Filed herewith.)

      (k)   Omitted Financial Statements
            Not applicable.

      (l)   Letter of Investment Intent
            1. Sit Large Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 14 to the Fund's Registration Statement.)
            2. Sit Mid Cap Growth Fund, Inc. (Incorporated by reference to Post-Effective Amendment No. 14 to the Fund's Registration Statement.)
            3. Sit Mutual Funds, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to the Fund's original Registration Statement.)

      (m)   Rule 12b-1 Plan
            Not applicable.

      (n)   Financial Data Schedule
            1.    Sit Large Cap Growth Fund, Inc. (Filed herewith.)
            2.    Sit Mid Cap Growth Fund, Inc. (Filed herewith.)
            3.    Sit Mutual Funds, Inc. (Filed herewith.)

      (o)   Rule 18f-3 Plan
            Not applicable.

Item 24. Persons Controlled by or Under Common Control with Registrant

      See the section of the Prospectus entitled "Investment Adviser" and "Investment Sub-Adviser" and the section of the Statement of Additional Information entitled "Investment Adviser."

Item 25. Indemnification

      Each Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

      Each Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of a Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director's eligibility to be indemnified.

      In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:
      (a) has not received indemnification for the same conduct from any other party or organization;
      (b)   acted in good faith;
      (c)   received no improper personal benefit;
      (d) in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful;
      (e) reasonably believed that the conduct was in the best interest of a Registrant, or in certain contexts, was not opposed to the best interest of a Registrant; and
      (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

      If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to a Registrant, to payment or reimbursement by a Registrant of reasonable expenses, including attorneys' fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by a Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in
Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and
(b) after a determination that the facts then known to those making the determination would not preclude indemnification under Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of a Registrant pursuant to the foregoing provisions, or otherwise, each Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director, officer or controlling person of such Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Each Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

Item 26. Business and other Connections of Investment Adviser

      Sit Investment Associates, Inc. (the "Adviser"), serves as the investment adviser. Sit/Kim International Investment Associates, Inc. (the "Sub-Adviser") serves as the Sub-Adviser of the Series A and Series C of Sit Mutual Funds, Inc. Below is a list of the officers and directors of the Adviser and the Sub-Adviser and their business/employment during the past two years.

                              Business and Employment During Past Two Years;
      Name                    Principal Business Address
      ----                    ----------------------------------------------
      Eugene C. Sit           Chairman, CEO, CIO and Treasurer of the Adviser;
                              Chairman and CEO of the Sub-Adviser; Director of SIA Securities Corp. (the "Distributor"); Chairman
                              & Director of all Sit Mutual Funds

      Peter L. Mitchelson     President and Director of the Adviser; Director
                              and Executive Vice President of the Sub-Adviser;
                              Senior Portfolio Manager of the Sit Large Cap
                              Growth Fund; Vice Chairman & Director of all Sit
                              Mutual Funds

      Roger J. Sit            Executive Vice President - Research & Investment
                              Management of the Adviser; Assistant to the Sit/Kim International Chief Investment Officer for
                              Investment Policy and Portfolio Management; Vice
                              President and Senior Equity Research Analyst for
                              Goldman Sachs & Company until December, 1997

      Frederick Adler         Director of the Adviser; Senior Partner, Fulbright
                              & Jaworski
                              1520 S. Ocean Boulevard
                              Palm Beach, FL 33480

      Norman Bud Grossman     Director of the Adviser; President, Cogel
                              Management;
                              4670 Norwest Center
                              Minneapolis MN 55402

      William E. Frenzel      Advisory Director of the Adviser; Director of Sit
                              Mutual Funds; Director of the Sub-Adviser; Senior
                              Visiting Scholar at the Brookings Institution
                              1775 Massachusetts Avenue N.W.
                              Washington, D.C. 20036

      Andrew B. Kim           Director and President of the Sub-Adviser
                              375 Park Avenue, Suite 1909
                              New York, NY 10152

      Charles W. Battey       Director of the Sub-Adviser
                              7500 West 110th Street
                              Overland Park, KS 66210

      David L. Redo           Director of the Sub-Adviser; Managing Director of
                              Fremont Investment Advisors, Inc.
                              333 Market Street, Suite 2600
                              San Francisco, CA 94105

      Michael C. Brilley      Senior Vice President and Senior Fixed Income
                              Officer of the Adviser; Director and Senior Vice
                              President of Sit U.S. Government Securities Fund,
                              Inc., Sit Money Market Fund, Inc., and Sit Mutual
                              Funds II, Inc. and Sit Balanced Fund

                              Business and Employment During Past Two Years;
      Name                    Principal Business Address
      ----                    ----------------------------------------------
      Debra A. Sit            Vice President - Bond Investments of the Adviser;
                              Assistant Treasurer of all Sit Mutual Funds;
                              Assistant Treasurer of the Sub-Adviser; Vice
                              President - Investments of Sit U.S. Government
                              Securities Fund, Inc., Sit Money Market Fund,
                              Inc., and Sit Mutual Funds II, Inc.

      Ronald D. Sit           Vice President - Research and Investment
                              Management of the Adviser

      Erik S. Anderson        Vice President - Research and Investment
                              Management of the Adviser

      John T. Groton, Jr.     Vice President - Research and Investment
                              Management of the Adviser

      Kent L. Johnson         Vice President - Research and Investment
                              Management of the Adviser

      Robert W. Sit           Vice President - Research and Investment
                              Management of the Adviser

      Paul E. Rasmussen       Vice President, Secretary and Controller of the
                              Adviser and the Sub-Adviser; Vice President and
                              Treasurer of all Sit Mutual Funds.

      Mary K. Stern           Vice President of the Adviser; President of all
                              Sit Mutual Funds

      Michael P. Eckert       Vice President - Mutual Fund Sales of the Adviser

      David A. Brown          Vice President - Client Relations Marketing of the
                              Adviser

      Carla J. Rose           Vice President - Administration & Deputy
                              Controller of the Adviser

      Debra K. Beaudet        Vice President - Staff Operations of the Adviser

Item 27. Principal Underwriters

      The Distributor for each Registrant is SIA Securities Corp., 4600 Norwest Center, Minneapolis, MN 55402, an affiliate of the Adviser. The Distributor distributes only shares of each Registrant.

      Below is a list of the officers and directors of the Distributor and their business/employment during the past two years:

                              Business and Employment During Past Two Years;
      Name                    Principal Business Address
      ----                    ----------------------------------------------

      Eugene C. Sit           Chairman, CIO and Treasurer of the Adviser;
                              Chairman and CEO of the Sub-Adviser; Director of the Distributor; Chairman of the Board of Directors of all Sit Mutual Funds

      Peter L. Mitchelson     President and Director of the Adviser; Director
                              and Executive Vice President of the Sub-Adviser;
                              Senior Portfolio Manager of the Sit Large Cap
                              Growth Fund; Director of the Distributor; Vice
                              Chairman & Director of all Sit Mutual Funds

      Paul E. Rasmussen       Vice President, Secretary and Controller for the
                              Adviser and Sub-Adviser; President and Treasurer of the Distributor; Vice President & Treasurer of all Sit Mutual Funds

Item 28. Location of Accounts and Records

      The Custodian for each Registrant is The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675. The Transfer Agent for each Registrant is First Data Investor Services, 4400 Computer Drive, Westboro, MA 01581.

Other books and records are maintained by the Adviser, which is located at 4600 Norwest Center, Minneapolis, MN 55402 and the Sub-Adviser, which is located at the same address.

Item 29. Management Services

      Not applicable

Item 32. Undertakings

      Not applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 31st day of August, 1999.

                         SIT LARGE CAP GROWTH FUND, INC.
                         (Registrant)

                         By        /s/ Eugene C. Sit
                                   ------------------------------
                                   Eugene C. Sit, Chairman

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

               Signature and Title
               -------------------


 /s/ Eugene C. Sit                                      Dated:  August 31, 1999
---------------------------------------------
Eugene C. Sit  Chairman
(Principal Executive Officer and Director)


/s/ Paul E. Rasmussen                                   Dated:  August 31, 1999
---------------------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

William E. Frenzel, Director*

John E. Hulse, Director*

Sidney L. Jones, Director*

Peter L. Mitchelson, Director*

Donald W. Phillips, Director*


*By   /s/ Eugene C. Sit                                 Dated:  August 31, 1999
      ---------------------------------------
      Eugene C. Sit, Attorney-in-fact
      (Pursuant to Powers of Attorney filed
      previously with the Commission.)

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 31st day of August, 1999.

                         SIT MID CAP GROWTH FUND, INC.
                         (Registrant)

                         By        /s/ Eugene C. Sit
                                   ----------------------------
                                   Eugene C. Sit, Chairman

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

               Signature and Title
               -------------------


/s/ Eugene C. Sit                                       Dated:  August 31, 1999
---------------------------------------------
Eugene C. Sit, Chairman
(Principal Executive Officer and Director)


/s/ Paul E. Rasmussen                                   Dated:  August 31, 1999
---------------------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

William E. Frenzel, Director*

John E. Hulse, Director*

Sidney L. Jones, Director*

Peter L. Mitchelson, Director*

Donald W. Phillips, Director*


*By   /s/ Eugene C. Sit                                 Dated:  August 31, 1999
      ---------------------------------------
      Eugene C. Sit, Attorney-in-fact
      (Pursuant to Powers of Attorney filed
      previously with the Commission.)

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 31st day of August, 1999.

                         SIT MUTUAL FUNDS, INC.
                         (Registrant)

                         By        /s/ Eugene C. Sit
                                   -------------------------
                                   Eugene C. Sit, Chairman

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

               Signature and Title
               -------------------


/s/ Eugene C. Sit                                       Dated:  August 31, 1999
---------------------------------------------
Eugene C. Sit, Chairman
(Principal Executive Officer and Director)


/s/Paul E. Rasmussen                                    Dated:  August 31, 1999
---------------------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and Accounting Officer)

William E. Frenzel, Director*

John E. Hulse, Director*

Sidney L. Jones, Director*

Peter L. Mitchelson, Director*

Donald W. Phillips, Director*


*By   /s/ Eugene C. Sit                                 Dated:  August 31, 1999
      ---------------------------------------
      Eugene C. Sit, Attorney-in-fact
      (Pursuant to Powers of Attorney filed
      previously with the Commission.)

                       REGISTRATION STATEMENT ON FORM N-1A

                                  EXHIBIT INDEX

EXHIBIT NO.             NAME OF EXHIBIT                                 PAGE NO.
-----------             ---------------                                 --------

(g)                     Custodian Agreement                             C-11

(h.2)                   Accounting Services Agreement                   C-81

(j)                     Independent Auditors' Consent                   C-93

(n)                     Financial Data Schedule                         C-94

                                   EXHIBIT (g)
                               Custodian Agreement

                                CUSTODY AGREEMENT


            AGREEMENT dated as of July 1, 1999, between Sit Growth & Income Fund, Inc., a corporation organized under the laws of the State of Minnesota, having its principal office and place of business at 4600 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402 (the "Fund"), and THE NORTHERN TRUST COMPANY (the "Custodian"), an Illinois company with its principal place of business at 50 South LaSalle Street, Chicago, Illinois 60675.

                              W I T N E S S E T H:

            That for and in consideration of the mutual promises hereinafter set forth, the Fund and the Custodian agree as follows:


1.          Definitions.

            Whenever used in this Agreement or in any Schedules to this Agreement, the following words and phrases, unless the context otherwise requires, shall have the following meanings:

            (a) "Articles of Incorporation " shall mean the Articles of Incorporation of the Fund, including all amendments thereto.

            (b) "Authorized Person" shall be deemed to include the Chairman of the Board of Directors, the President, and any Vice President, the Secretary, the Treasurer or any other person, whether or not any such person is an officer or employee of the Fund, duly authorized by the Board of Directors to give Instructions on behalf of the Fund and listed in the certification annexed hereto as Schedule A or such other certification as may be received by the Custodian from time to time pursuant to Section 18(a).

            (c) "Board of Directors" shall mean the Board of Directors or Trustees of the Fund.

            (d) "Book-Entry System" shall mean the Federal Reserve/Treasury book-entry system for United States and federal agency securities, its successor or successors and its nominee or nominees.

            (e) "Depository" shall mean The Depository Trust Company, a clearing agency registered with the Securities and Exchange Commission under
            Section 17(a) of the Securities Exchange Act of 1934, as amended, its successor or successors and its nominee or nominees, the use of which is hereby specifically authorized. The term "Depository" shall further mean and include any other person named in an Instruction and approved by the Fund to act as a depository in the manner required by Rule 17f-4 of the 1940 Act, its successor or successors and its nominee or nominees.

            (f) "Instruction" shall mean written (including telecopied, telexed, or electronically transmitted in a form that can be converted to print) or oral instructions actually received by the Custodian which the Custodian reasonably believes were given by an Authorized Person. An Instruction shall also include any instrument in writing actually received by the Custodian which the Custodian reasonably believes to be genuine and to be signed by any two officers of the Fund, whether or not such officers are Authorized Persons. Except as otherwise provided in this Agreement, "Instructions" may include instructions given on a standing basis.

            (g) "1940 Act" shall mean the Investment Company Act of 1940, and the Rules and Regulations thereunder, all as amended from time to time.

            (h) "Portfolio" refers to each of the separate and distinct investment portfolios of the Fund which the Fund and the Custodian shall have agreed in writing shall be subject to this Agreement, as identified in Schedule B hereto.

            (i) "Prospectus" shall include each current prospectus and statement of additional information of the Fund with respect to a Portfolio.

            (j) "Shares" refers to the shares of the Fund.

            (k) "Security" or "Securities" shall be deemed to include bonds, debentures, notes, stocks, shares, evidences of indebtedness, and other securities, commodity interests and investments from time to time owned by the Fund and held in a Portfolio.

            (l) "Sub-Custodian" shall mean and include (i) any branch of the Custodian, (ii) any "eligible foreign custodian," as that term is defined in Rule 17f-5 under the 1940 Act, approved by the Fund in the manner required by Rule 17f-5, and (iii) any securities depository or clearing agency, incorporated or organized under the laws of a country other than the United States, which securities depository or clearing agency has been approved by the Fund in the manner required by Rule 17f-5; provided, that the Custodian or a Sub-Custodian has entered into an agreement with such securities depository or clearing agency.

            (m) "Transfer Agent" shall mean the person which performs as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Fund.

2.          Appointment of Custodian.

            (a) The Fund hereby constitutes and appoints the Custodian as custodian of all the Securities and moneys owned by or in the possession of a Portfolio during the period of this Agreement.

            (b) The Custodian hereby accepts appointment as such custodian and agrees to perform the duties thereof as hereinafter set forth.

3.          Appointment and Removal of Sub-Custodians.

            (a) The Custodian may appoint one or more Sub-Custodians to act as Depository or Depositories or as sub-custodian or sub-custodians of Securities and moneys at any time held in any Portfolio, upon the terms and conditions specified in this Agreement. The Custodian shall oversee the maintenance by any Sub-Custodian of any Securities or moneys of any Portfolio.

            (b) The Agreement between the Custodian and each Sub-Custodian described in clause (ii) or (iii) of Section 1(l) and acting hereunder shall contain the provisions required by Rule 17f-5 under the 1940 Act.

            (c) Prior to the Custodian's use of any Sub-Custodian described in clause (ii) or (iii) of Paragraph 1(l), the Fund must approve such Sub-Custodian in the manner required by Rule 17f-5 and provide the Custodian with satisfactory evidence of such approval.

            (d) The Custodian shall promptly take such steps as may be required to remove any Sub-Custodian that has ceased to be an "eligible foreign custodian" or has otherwise ceased to meet the requirements under Rule 17f-5. If the Custodian intends to remove any Sub-Custodian previously approved by the Fund pursuant to paragraph 3(c), and the Custodian proposes to replace such Sub-Custodian with a Sub-Custodian that has not yet been approved by the Fund, it will so notify the Fund and provide it with information reasonably necessary to determine such proposed Sub-Custodian's eligibility under Rule 17f-5, including a copy of the proposed agreement with such Sub-Custodian. The Fund shall at the meeting of the Board of Directors next following receipt of such notice and information determine whether to approve the proposed Sub-Custodian and will promptly thereafter give written notice of the approval or disapproval of the proposed action.

            (e) The Custodian hereby warrants to the Fund that in its opinion, after due inquiry, the established procedures to be followed by each Sub-Custodian (that is not a foreign securities depository or clearing agency) in connection with the safekeeping of property of a Portfolio pursuant to this Agreement afford protection for such property not materially different from that afforded by the Custodian's established safekeeping procedures with respect to similar property held by it in Chicago, Illinois.

4.          Use of Sub-Custodians.

            With respect to property of a Portfolio which is maintained by the Custodian in the custody of a Sub-Custodian pursuant to Section 3:

            (a) The Custodian will identify on its books as belonging to the particular Portfolio any property held by such Sub-Custodian.

            (b) In the event that a Sub-Custodian permits any of the Securities placed in its care to be held in an eligible foreign securities depository, such Sub-Custodian will be required by its agreement with the Custodian to identify on its books such Securities as being held for the account of the Custodian as a custodian for its customers.

            (c) Any Securities held by a Sub-Custodian will be subject only to the instructions of the Custodian or its agents; and any Securities held in an eligible foreign securities depository for the account of a Sub-Custodian will be subject only to the instructions of such Sub-Custodian.

            (d) The Custodian will only deposit property of a Portfolio in an account with a Sub-Custodian which includes exclusively the assets held by the Custodian for its customers, and will cause such account to be designated by such Sub-Custodian as a special custody account for the exclusive benefit of customers of the Custodian.

5.          Compensation.

            (a) The Fund will compensate the Custodian for its services rendered under this Agreement in accordance with the fees set forth in the Fee Schedule annexed hereto as Schedule C and incorporated herein. Such Fee Schedule does not include out-of-pocket disbursements of the Custodian for which the Custodian shall be entitled to bill separately; provided that out-of-pocket disbursements may include only the items specified in Schedule C.

            (b) If the Fund requests that the Custodian act as Custodian for any Portfolio hereafter established, at the time the Custodian commences serving as such for said Portfolio, the compensation for such services shall be reflected in a fee schedule for that Portfolio, dated and signed by an officer of each party hereto, which shall be attached to or otherwise reflected in Schedule C of this Agreement.

            (c) Any compensation agreed to hereunder may be adjusted from time to time by attaching to Schedule C, or replacing Schedule C with, a revised Fee Schedule, dated and signed by an officer of each party hereto.

            (d) The Custodian will bill the Fund for its services to each Portfolio hereunder as soon as practicable after the end of each calendar quarter, and said billings will be detailed in accordance with the Fee

            Schedule for the Fund. The Fund will promptly pay to the Custodian the amount of such billing. The Custodian shall have a claim of payment against the property in each Portfolio for any compensation or expense amount owing to the Custodian in connection with such Portfolio from time to time under this Agreement.

            (e) The Custodian (not the Fund) will be responsible for the payment of the compensation of each Sub-Custodian.

6.          Custody of Cash and Securities

            (a) Receipt and Holding of Assets. The Fund will deliver or cause to be delivered to the Custodian and any Sub-Custodians all Securities and moneys of any Portfolio at any time during the period of this Agreement and shall specify the Portfolio to which the Securities and moneys are to be specifically allocated. The Custodian will not be responsible for such Securities and moneys until actually received by it or by a Sub-Custodian. The Fund may, from time to time in its sole discretion, provide the Custodian with Instructions as to the manner in which and in what amounts Securities, and moneys of a Portfolio are to be held on behalf of such Portfolio in the Book-Entry System or a Depository. Securities and moneys of a Portfolio held in the Book-Entry System or a Depository will be held in accounts which include only assets of Custodian that are held for its customers.

            (b) Accounts and Disbursements. The Custodian shall establish and maintain a separate account for each Portfolio and shall credit to the separate account all moneys received by it or a Sub-Custodian for the account of such Portfolio and shall disburse, or cause a Sub-Custodian to disburse, the same only:

                        1. In payment for Securities purchased for the Portfolio, as provided in Section 7 hereof;

                        2. In payment of dividends or distributions with respect to the Shares of such Portfolio, as provided in Section 11 hereof;

                        3. In payment of original issue or other taxes with respect to the Shares of such Portfolio, as provided in
                        Section 12(c) hereof;

                        4. In payment for Shares which have been redeemed by such Portfolio, as provided in Section 12 hereof;

                        5. In payment of fees and in reimbursement of the expenses and liabilities of the Custodian attributable to the Fund, as provided in Sections 5 and 16(h) hereof;

                        6. Pursuant to Instructions setting forth the name of the Portfolio and the name and address of the person to whom the payment is to be made, the amount to be paid and the purpose for which payment is to be made.

            (c) Fail Float. In the event that any payment made for a Portfolio under this Section 6 exceeds the funds available in that Portfolio's account, the Custodian or relevant Sub-Custodian, as the case may be, may, in its discretion, advance the Fund on behalf of that Portfolio an amount equal to such excess and such advance shall be deemed an overdraft from the Custodian or such Sub-Custodian to that Portfolio payable on demand, bearing interest at the rate of interest customarily charged by the Custodian or such Sub-Custodian on similar overdrafts.

            (d) Confirmation and Statements. At least monthly, the Custodian shall furnish the Fund with a detailed statement of the Securities and moneys held by it and all Sub-Custodians for each Portfolio. Where securities purchased for a Portfolio are in a fungible bulk of securities registered in the name of the Custodian (or its nominee) or shown on the Custodian's account on the books of a Depository, the Book-

            Entry System or a Sub-Custodian, the Custodian shall maintain such records as are necessary to enable it to identify the quantity of those securities held for such Portfolio. In the absence of the filing in writing with the Custodian by the Fund of exceptions or objections to any such statement within 60 days after the date that a material defect is reasonably discoverable, the Fund shall be deemed to have approved such statement; and in such case or upon written approval of the Fund of any such statement the Custodian shall, to the extent permitted by law and provided the Custodian has met the standard of care in Section 16 hereof, be released, relieved and discharged with respect to all matters and things set forth in such statement as though such statement had been settled by the decree of a court of competent jurisdiction in an action in which the Fund and all persons having any equity interest in the Fund were parties.

            (e) Registration of Securities and Physical Separation. All Securities held for a Portfolio which are issued or issuable only in bearer form, except such Securities as are held in the Book-Entry System, shall be held by the Custodian or a Sub-Custodian in that form; all other Securities held for a Portfolio may be registered in the name of that Portfolio, in the name of any duly appointed registered nominee of the Custodian or a Sub-Custodian as the Custodian or such Sub-Custodian may from time to time determine, or in the name of the Book-Entry System or a Depository or their successor or successors, or their nominee or nominees. The Fund reserves the right to instruct the Custodian as to the method of registration and safekeeping of the Securities. The Fund agrees to furnish to the Custodian appropriate instruments to enable the Custodian or any Sub-Custodian to hold or deliver in proper form for transfer, or to register in the name of its registered nominee or in the name of the Book-Entry System or a Depository, any Securities which the Custodian of a Sub-Custodian may hold for the account of a Portfolio and which may from time to time be registered in the name of a Portfolio. The Custodian shall hold all such Securities specifically allocated to a Portfolio which are not held in the Book-Entry System or a Depository in a separate account for such Portfolio in the name of such Portfolio physically segregated at all times from those of any other person or persons.

            (f) Segregated Accounts. Upon receipt of an Instruction, the Custodian will establish segregated accounts on behalf of a Portfolio to hold liquid or other assets as it shall be directed by such Instruction and shall increase or decrease the assets in such segregated accounts only as it shall be directed by subsequent Instruction.

            (g) Collection of Income and Other Matters Affecting Securities. Except as otherwise provided in an Instruction, the Custodian, by itself or through the use of the Book-Entry System or a Depository with respect to Securities therein maintained, shall, or shall instruct the relevant Sub-Custodian to:

                        1. Collect all income due or payable with respect to Securities in accordance with this Agreement;

                        2. Present for payment and collect the amount payable upon all Securities which may mature or be called, redeemed or retired, or otherwise become payable;

                        3. Surrender Securities in temporary form for derivative Securities;

                        4. Execute any necessary declarations or certificates of ownership under the federal income tax laws or the laws or regulations of any other taxing authority now or hereafter in effect; and

                        5. Hold directly, or through the Book-Entry System or a Depository with respect to Securities therein deposited, for the account of each Portfolio all rights and similar Securities issued with respect to any Securities held by the Custodian or relevant Sub-Custodian for each Portfolio.

            (h) Delivery of Securities and Evidence of Authority. Upon receipt of an Instruction, the Custodian, directly or through the use of the Book-Entry System or a Depository, shall, or shall instruct the relevant Sub-Custodian to:

                        1. Execute and deliver or cause to be executed and delivered to such persons as may be designated in such Instructions, proxies, consents, authorizations, and any other instruments whereby the authority of the Fund as owner of any Securities may be exercised;

                        2. Deliver or cause to be delivered any Securities held for a Portfolio in exchange for other Securities or cash issued or paid in connection with the liquidation, reorganization, refinancing, merger, consolidation or recapitalization of any corporation, or the exercise of any conversion privilege;

                        3. Deliver or cause to be delivered any Securities held for a Portfolio to any protective committee, reorganization committee or other person in connection with the reorganization, refinancing, merger, consolidation or recapitalization or sale of assets of any corporation, and receive and hold under the terms of this Agreement in the separate account for each such Portfolio certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;

                        4. Make or cause to be made such transfers or exchanges of the assets specifically allocated to the separate account of a Portfolio and take such other steps as shall be stated in Written Instructions to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Fund;

                        5. Deliver Securities upon sale of such Securities for the account of a Portfolio pursuant to Section 7;

                        6. Deliver Securities upon the receipt of payment in connection with any repurchase agreement related to such Securities entered into on behalf of a Portfolio;

                        7. Deliver Securities of a Portfolio to the issuer thereof or its agent when such Securities are called, redeemed, retired or otherwise become payable; provided, however, that in any such case the cash or other consideration is to be delivered to the Custodian or Sub-Custodian, as the case may be;

                        8. Deliver Securities for delivery in connection with any loans of securities made by a Portfolio but only against receipt of adequate collateral as agreed upon from time to time by the Custodian and the Fund which may be in the form of cash or obligations issued by the United States Government, its agencies or instrumentalities;

                        9. Deliver Securities for delivery as security in connection with any borrowings by a Portfolio requiring a pledge of Portfolio assets, but only against receipt of the amounts borrowed;

                        10. Deliver Securities to the Transfer Agent or its designee or to the holders of Shares in connection with distributions in kind, in satisfaction of requests by holders of Shares for repurchase or redemption;

                        11. Deliver Securities for any other proper business purpose, but only upon receipt of, in addition to written Instructions, a copy of a resolution or other authorization of the Fund certified by the Secretary of the Fund, specifying the Securities to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper business purpose, and naming the person or persons to whom delivery of such Securities shall be made.

            (i) Endorsement and Collection of Checks, Etc. The Custodian is hereby authorized to endorse and collect all checks, drafts or other orders for the payment of money received by the Custodian for the account of a Portfolio.

            (j) Execution of Required Documents. The Custodian is hereby authorized to execute any and all applications or other documents required by a regulatory agency or similar entity as a condition of making investments in the foreign market under such entity's jurisdiction.

7.          Purchase and Sale of Securities.

            (a) Promptly after the purchase of Securities, the Fund or its designee shall deliver to the Custodian an Instruction specifying with respect to each such purchase: (1) the name of the Portfolio to which such Securities are to be specifically allocated; (2) the name of the issuer and the title of the Securities; (3) the number of shares or the principal amount purchased and accrued interest, if any; (4) the date of purchase and settlement; (5) the purchase price per unit; (6) the total amount payable upon such purchase; and (7) the name of the person from whom or the broker through whom the purchase was made, if any. The Custodian or specified Sub-Custodian shall receive the Securities purchased by or for a Portfolio and upon receipt thereof (or upon receipt of advice from a Depository or the Book-Entry System that the Securities have been transferred to the Custodian's account) shall pay to the broker or other person specified by the Fund or its designee out of the moneys held for the account of such Portfolio the total amount payable upon such purchase, provided that the same conforms to the total amount payable as set forth in such Instruction.

            (b) Promptly after the sale of Securities, the Fund or its designee shall deliver to the Custodian an Instruction specifying with respect to each such sale: (1) the name of the Portfolio to which the Securities sold were specifically allocated; (2) the name of the issuer and the title of the Securities; (3) the number of shares or principal amount sold, and accrued interest, if any; (4) the date of sale; (5) the sale price per unit; (6) the total amount payable to the Portfolio upon such sale; and (7) the name of the broker through whom or the person to whom the sale was made. The Custodian or relevant Sub-Custodian shall deliver or cause to be delivered the Securities to the broker or other person designated by the Fund upon receipt of the total amount payable to such Portfolio upon such sale, provided that the same conforms to the total amount payable to such Portfolio as set forth in such Instruction. Subject to the foregoing, the Custodian or relevant Sub-Custodian may accept payment in such form as shall be satisfactory to it, and may deliver Securities and arrange for payment in accordance with the customs prevailing among dealers in Securities.

            (c) Notwithstanding (a) and (b) above, cash in any of the Portfolios may be invested by the Custodian for short term purposes pursuant to standing Instructions from the Fund.

8.          Lending of Securities.

            If the Fund and the Custodian enter into a separate written agreement authorizing the Custodian to lend Securities, the Custodian may lend Securities pursuant to such agreement. Such agreement must be approved by the Fund in the manner required by any applicable law, regulation or administrative pronouncement, and may provide for the payment of additional reasonable compensation to the Custodian.

9.          Investment in Futures and Options

            The Custodian shall pursuant to Instructions (which may be standing instructions) (i) transfer initial margin to a safekeeping bank or, with respect to options, broker; (ii) pay or demand variation margin to or from a designated futures commission merchant or other broker based on daily marking to market calculations and in accordance with accepted industry practices; and
            (iii) subject to the Custodian's consent, enter into separate procedural, safekeeping or other agreements with safekeeping banks, futures commission merchants and other brokers pursuant to which such banks and, in the case of options, brokers, will act as custodian for initial margin deposits in transactions involving futures contracts and options. The Custodian shall have no custodial or investment responsibility for any assets transferred to a safekeeping bank, futures commission merchant or broker pursuant to this paragraph.

10.         Provisional Credits and Debits.

            (a) The Custodian is authorized, but shall not be obligated, to credit the account of a Portfolio provisionally on payable date with interest, dividends, distributions, redemptions or other amounts due. Otherwise, such amounts will be credited to the Portfolio on the date such amounts are actually received and reconciled to the Portfolio. In cases where the Custodian has credited a Portfolio with such amounts prior to actual collection and reconciliation, the Fund acknowledges that the Custodian shall be entitled to recover any such credit on demand from the Fund and further agrees that the Custodian may reverse such credit if and to the extent that Custodian does not receive such amounts in the ordinary course of business.

            (b) If the Portfolio is maintained as a global custody account it shall participate in the Custodian's contractual settlement date processing service ("CSDP") unless the Custodian directs the Fund, or the Fund informs the Custodian, otherwise. Pursuant to CSDP the Custodian shall be authorised, but not obligated, to automatically credit or debit the Portfolio provisionally on contractual settlement date with cash or securities in connection with any sale, exchange or purchase of securities. Otherwise, such cash or securities shall be credited to the Portfolio on the day such cash or securities are actually received by the Custodian and reconciled to the Portfolio. In cases where the Custodian credits or debits the Portfolio with cash or securities prior to actual receipt and reconciliation, the Custodian may reverse such credit or debit as of contractual settlement date if and to the extent that any securities delivered by the Custodian are returned by the recipient, or if the related transaction fails to settle (or fails, due to market change or other reasons, to settle on terms which provide the Custodian full reimbursement of any provisional credit the Custodian has granted) within a period of time judged reasonable by the Custodian under the circumstances. The Fund agrees that it will not make any claim or pursue any legal action against the Custodian for loss or other detriment allegedly arising or resulting from the Custodian's good faith determination to effect, not effect or reverse any provisional credit or debit to the Portfolio.

                        The Fund acknowledges and agrees that funds debited from
            the Portfolio on contractual settlement date including, without limitation, funds provided for the purchase of any securities under circumstances where settlement is delayed or otherwise does not take place in a timely manner for any reason, shall be held pending actual settlement of the related purchase transaction in a non-interest bearing deposit at the Custodian's London Branch; that such funds shall be available for use in the Custodian's general operations; and that the Custodian's maintenance and use of such funds in such circumstances are, without limitation, in consideration of the Custodian's providing CSDP.

            (c) The Fund recognizes that any decision to effect a provisional credit or an advancement of the Custodian's own funds under this agreement will be an accommodation granted entirely at the Custodian's option and in light of the particular circumstances, which circumstances may involve conditions in different countries, markets and classes of assets at different times. The Fund shall make the Custodian whole for any loss which it may incur from granting such accommodations and acknowledges that the Custodian shall be entitled to recover any relevant amounts from the Fund on demand. All amounts thus due to the Custodian shall be paid by the Fund from the account of the relevant Portfolio unless otherwise paid on a timely basis and in that connection the Fund acknowledges that the Custodian has a continuing lien on all assets of such Portfolio to secure such payments and agrees that the Custodian may apply or set off against such amounts any amounts credited by or due from the Custodian to the Fund. If funds in the Portfolio are insufficient to make any such payment the Fund shall promptly deliver to the Custodian the amount of such deficiency in immediately available funds when and as specified by the Custodian's written or oral notification to the Fund.

            (d) In connection with the Custodian's global custody service the Fund will maintain deposits at the Custodian's London Branch. The Fund acknowledges and agrees that such deposits are payable only in the currency in which an applicable deposit is denominated; that such deposits are payable only on the Fund's demand at the Custodian's London Branch; that such deposits are not payable at any of the Custodian's offices in the United States; and that the Custodian will not in any manner directly or indirectly promise or guarantee any such payment in the United States.

                        The Fund further acknowledges and agrees that such
            deposits are subject to cross-border risk, and therefore the Custodian will have no obligation to make payment of deposits if and to the extent that the Custodian is prevented from doing so by reason of applicable law or regulation or any Sovereign Risk event affecting the London Branch or the currency in which the applicable deposit is denominated. "Sovereign Risk" for this purpose means nationalisation, expropriation, devaluation, revaluation, confiscation, seizure, cancellation, destruction or similar action by any governmental authority, de facto or de jure; or enactment, promulgation, imposition or enforcement by any such governmental authority of currency restrictions, exchange controls, taxes, levies or other charges affecting the property rights of persons who are not residents of the affected jurisdiction; or acts of war, terrorism, insurrection or revolution; or any other act or event beyond the Custodian's control.

                        THE FUND ACKNOWLEDGES AND AGREES THAT DEPOSIT ACCOUNTS
            MAINTAINED AT FOREIGN BRANCHES OF UNITED STATES BANKS (INCLUDING, IF APPLICABLE, ACCOUNTS IN WHICH CUSTOMER FUNDS FOR THE PURCHASE OF SECURITIES ARE HELD ON AND AFTER CONTRACTUAL SETTLEMENT DATE), ARE NOT INSURED BY THE U.S. FEDERAL DEPOSIT INSURANCE CORPORATION; MAY NOT BE GUARANTEED BY ANY LOCAL OR FOREIGN GOVERNMENTAL AUTHORITY; ARE UNSECURED; AND IN A LIQUIDATION MAY BE SUBORDINATED IN PRIORITY OF PAYMENT TO DOMESTIC (U.S.- DOMICILED) DEPOSITS. THEREFORE, BENEFICIAL OWNERS OF SUCH FOREIGN BRANCH DEPOSITS MAY BE UNSECURED CREDITORS OF THE NORTHERN TRUST COMPANY.

                        Deposit account balances that are owned by United States
            residents are expected to be maintained in an aggregate amount of at least $100,000 or the equivalent in other currencies.

11.         Payment of Dividends or Distributions.

            (a) In the event that the Board of Directors of the Fund (or a committee thereof) authorizes the declaration of dividends or distributions with respect to a Portfolio, an Authorized Person shall provide the Custodian with Instructions specifying the record date, the date of payment of such distribution and the total amount payable to the Transfer Agent or its designee on such payment date.

            (b) Upon the payment date specified in such Instructions, the Custodian shall pay the total amount payable to the Transfer Agent or its designee out of the moneys specifically allocated to and held for the account of the appropriate Portfolio.

12.         Sale and Redemption of Shares.

            (a) Whenever the Fund shall sell any Shares, the Fund shall deliver or cause to be delivered to the Custodian an Instruction specifying the name of the Portfolio whose Shares were sold and the amount to be received by the Custodian for the sale of such Shares.

            (b) Upon receipt of such amount from the Transfer Agent or its designee, the Custodian shall credit such money to the separate account of the Portfolio specified in the Instruction described in paragraph (a) above.

            (c) Upon issuance of any Shares in accordance with the foregoing provisions of this Section 12, the Custodian shall pay all original issue or other taxes required to be paid in connection with such issuance upon the receipt of an Instruction specifying the amount to be paid.

            (d) Except as provided hereafter, whenever any Shares are redeemed, the Fund shall deliver or cause to be delivered to the Custodian an Instruction specifying the name of the Portfolio whose Shares were redeemed and the total amount to be paid for the Shares redeemed.

            (e) Upon receipt of an Instruction described in paragraph (d) above, the Custodian shall pay to the Transfer Agent (or such other person as the Transfer Agent directs) the total amount specified in such Instruction. Such payment shall be made from the separate account of the Portfolio specified in such Instruction.

13.         Indebtedness.

            (a) The Fund or its designee will cause to be delivered to the Custodian by any bank (excluding the Custodian) from which the Fund borrows money, using Securities as collateral, a notice or undertaking in the form currently employed by any such bank setting forth the amount which such bank will loan to the Fund against delivery of a stated amount of collateral. The Fund shall promptly deliver to the Custodian an Instruction stating with respect to each such borrowing: (1) the name of the Portfolio for which the borrowing is to be made; (2) the name of the bank; (3) the amount and terms of the borrowing, which may be set forth by incorporating by reference an attached promissory note, duly endorsed by the Fund, or other loan agreement; (4) the time and date, if known, on which the loan is to be entered into (the "borrowing date"); (5) the date on which the loan becomes due and payable; (6) the total amount payable to the Fund for the separate account of the Portfolio on the borrowing date; (7) the market value of Securities to be delivered as collateral for such loan, including the name of the issuer, the title and the number of shares or the principal amount of any particular Securities; (8) whether the Custodian is to deliver such collateral through the Book-Entry System or a Depository; and (9) a statement that such loan is in conformance with the 1940 Act and the Prospectus.

            (b) Upon receipt of the Instruction referred to in paragraph (a) above, the Custodian shall deliver on the borrowing date the specified collateral and the executed promissory note, if any, against delivery by the lending bank of the total amount of the loan payable, provided that the same conforms to the total amount payable as set forth in the Instruction. The Custodian may, at the option of the lending bank, keep such collateral in its possession, but such collateral shall be subject to all rights therein given the lending bank by virtue of any promissory note or loan agreement. The Custodian shall deliver as additional collateral in the manner directed by the Fund from time to time such Securities specifically allocated to such Portfolio as may be specified in the Instruction to collateralize further any transaction described in this Section
            13. The Fund shall cause all Securities released from collateral status to be returned directly to the Custodian, and the Custodian shall receive from time to time such return of collateral as may be tendered to it. In the event that the Fund fails to specify in such Instruction all of the information required by this Section 13, the Custodian shall not be under any obligation to deliver any Securities. Collateral returned to the Custodian shall be held hereunder as it was prior to being used as collateral.

14.         Corporate Action.

            Whenever the Custodian or any Sub-Custodian receives information concerning Securities held for a Portfolio which requires discretionary action by the beneficial owner of the Securities (other than a proxy), such as subscription rights, bond issues, stock repurchase plans and rights offerings, or legal notices or other material intended to be transmitted to Securities holders ("Corporate Actions"), the Custodian will give the Fund or its designee notice of such Corporate Actions to the extent that the Custodian's central corporate actions department has actual knowledge of a Corporate Action in time to notify the Fund.

            When a rights entitlement or a fractional interest resulting from a rights issue, stock dividend, stock split or similar Corporate Action which bears an expiration date is received, the Custodian will endeavor to obtain an Instruction relating to such Corporate Action from an Authorized Person, but if such Instruction is not received in time for the Custodian to take timely action, or actual notice of such Corporate Action was received too late to seek such an Instruction, the Custodian is authorized to sell, or cause a Sub-Custodian to sell, such rights entitlement or fractional interest and to credit the applicable account with the proceeds and to take any other action it deems, in good faith, to be appropriate, in which case, provided it has met the standard of care in Section 16 hereof, it shall be held harmless by the particular Portfolio involved for any such action.

            The Custodian will deliver proxies to the Fund or its designated agent pursuant to special arrangements which may have been agreed to in writing between the parties hereto. Such proxies shall be executed in the appropriate nominee name relating to Securities registered in the name of such nominee but without indicating the manner in which such proxies are to be voted; and where bearer Securities are involved, proxies will be delivered in accordance with an applicable Instruction, if any.

15.         Persons Having Access to the Portfolios.

            (a) Neither the Fund nor any officer, director, employee or agent of the Fund, the Fund's investment adviser, or any sub-investment adviser, shall have physical access to the assets of any Portfolio held by the Custodian or any Sub-Custodian or be authorized or permitted to withdraw any investments of a Portfolio, nor shall the Custodian or any Sub-Custodian deliver any assets of a Portfolio to any such person. No officer, director, employee or agent of the Custodian who holds any similar position with the Fund's investment adviser, with any sub-investment adviser of the Fund or with the Fund shall have access to the assets of any Portfolio.

            (b) Nothing in this Section 15 shall prohibit any Authorized Person from giving Instructions to the Custodian so long as such Instructions do not result in delivery of or access to assets of a Portfolio prohibited by paragraph (a) of this Section 15.

            (c) The Custodian represents that it maintains a system that is reasonably designed to prevent unauthorized persons from having access to the assets that it holds (by any means) for its customers.

16.         Concerning the Custodian.

            (a) Scope of Services. The Custodian shall be obligated to perform only such services as are set forth in this Agreement or expressly contained in an Instruction given to the Custodian which is not contrary to the provisions of this Agreement.

            (b) Standard of Care.

                        1. The Custodian will use reasonable care with respect to its obligations under this Agreement and the safekeeping of property of the Portfolios. The Custodian shall be liable to, and shall indemnify and hold harmless the Fund from and against any loss which shall occur as the result of the failure of the Custodian or a Sub-Custodian (other than a foreign securities depository or clearing agency) to exercise reasonable care with respect to their respective obligations under this Agreement and the safekeeping of such property. The determination of whether the Custodian or Sub-Custodian has exercised reasonable care in connection with the safekeeping of Fund property shall be made in light of the standards applicable to the Custodian with respect to similar property held by it in Chicago, Illinois. The determination of whether the Custodian or Sub-Custodian has exercised reasonable care in connection with their other obligations under this Agreement shall be made in light of prevailing standards applicable to professional custodians in the jurisdiction in which such custodial services are performed. In the event of any loss to the Fund by reason of the failure of the Custodian or a Sub-Custodian (other than a foreign securities depository or clearing agency) to exercise reasonable care, the Custodian shall be liable to the Fund only to the extent of the Fund's direct damages and expenses, which damages, for purposes of property only, shall be determined based on the market value of the property which is the subject of the loss at the date of discovery of such loss and without reference to any special condition or circumstances.

                        2. The Custodian will not be responsible for any act, omission, or default of, or for the solvency of, any foreign securities depository or clearing agency approved by the Board of Directors pursuant to Section
                        (1)(l) or Section 3 hereof.

                        3. The Custodian will not be responsible for any act, omission, or default of, or for the solvency of, any broker or agent (not referred to in paragraph (b)(2) above) which it or a Sub-Custodian appoints and uses unless such appointment and use is made or done negligently or in bad faith. In the event such an appointment and use is made or done negligently or in bad faith, the Custodian shall be liable to the Fund only for direct damages and expenses (determined in the manner described in paragraph (b)(1) above) resulting from such appointment and use and, in the case of any loss due to an act, omission or default of such agent or broker, only to the extent that such loss occurs as a result of the failure of the agent or broker to exercise reasonable care ("reasonable care" for this purpose to be determined in light of the prevailing standards applicable to agents or brokers, as appropriate, in the jurisdiction where the services are performed).

                        4. The Custodian shall be entitled to rely, and may act, upon the advice of counsel (who may be counsel for the Fund) on all matters and shall be without liability for any action reasonably taken or omitted in good faith and without negligence pursuant to such advice.

                        5. The Custodian shall be entitled to rely upon any Instruction it receives pursuant to the applicable Sections of this Agreement that it reasonably believes to be genuine and to be from an Authorized Person. In the event that the Custodian receives oral Instructions, the Fund or its designee shall cause to be delivered to the Custodian, by the close of business on the same day that such oral Instructions were given to the Custodian, written Instructions confirming such oral Instructions, whether by hand delivery, telex or otherwise. The Fund agrees that the fact that no such confirming written Instructions are received by the Custodian shall in no way affect the validity of the transactions or enforceability of the transactions hereby authorized by the Fund. The Fund agrees that the Custodian shall incur no liability to the Fund in connection with (i) acting upon oral Instructions given to the Custodian hereunder, provided such instructions reasonably appear to have been received from an Authorized Person or (ii) deciding not to act solely upon oral Instructions, provided that the Custodian first contacts the giver of such oral Instructions and requests written confirmation immediately following any such decision not to act.

                        6. The Custodian shall supply the Fund or its designee with such daily information regarding the cash and Securities positions and activity of each Portfolio as the Custodian and the Fund or its designee shall from time to time agree. It is understood that such information will not be audited by the Custodian and the Custodian represents that such information will be the best information then available to the Custodian. The Custodian shall have no responsibility whatsoever for the pricing of Securities, accruing for income, valuing the effect of Corporate

                        Actions, or for the failure of the Fund or its designee to reconcile differences between the information supplied by the Custodian and information obtained by the Fund or its designee from other sources, including but not limited to pricing vendors and the Fund's investment adviser. Subject to the foregoing, to the extent that any miscalculation by the Fund or its designee of a Portfolio's net asset value is attributable to the willful misfeasance, bad faith or negligence of the Custodian (including any Sub-Custodian other than a foreign securities depository or clearing agency) in supplying or omitting to supply the Fund or its designee with information as aforesaid, the Custodian shall be liable to the Fund for any resulting loss (subject to such de minimis rule of change in value as the Board of Directors may from time to time adopt).

            (c) Limit of Duties. Without limiting the generality of the foregoing, the Custodian shall be under no duty or obligation to inquire into, and shall not be liable for:

                        1. The validity of the issue of any Securities purchased by any Portfolio, the legality of the purchase thereof, or the propriety of the amount specified by the Fund or its designee for payment therefor;

                        2. The legality of the sale of any Securities by any Portfolio or the propriety of the amount of consideration for which the same are sold;

                        3. The legality of the issue or sale of any Shares, or the sufficiency of the amount to be received therefor;

                        4. The legality of the redemption of any Shares, or the propriety of the amount to be paid therefor;

                        5. The legality of the declaration or payment of any dividend or distribution by the Fund; or

                        6. The legality of any borrowing.

            (d) The Custodian need not maintain any insurance for the exclusive benefit of the Fund, but hereby warrants that as of the date of this Agreement it is maintaining a bankers Blanket Bond and hereby agrees to notify the Fund in the event that such bond is canceled or otherwise lapses.

            (e) Consistent with and without limiting the language contained in
            Section 16(a), it is specifically acknowledged that the Custodian shall have no duty or responsibility to:

                        1. Question any Instruction or make any suggestions to the Fund or an Authorized Person regarding any Instruction;

                        2. Supervise or make recommendations with respect to investments or the retention of Securities;

                        3. Subject to Section 16(b)(3) hereof, evaluate or report to the Fund or an Authorized Person regarding the financial condition of any broker, agent or other party to which Securities are delivered or payments are made pursuant to this Agreement; or

                        4. Review or reconcile trade confirmations received from brokers.

            (f) Amounts Due from or to Transfer Agent. The Custodian shall not be under any duty or obligation to take action to effect collection of any amount due to any Portfolio from the Transfer Agent or its designee nor to take any action to effect payment or distribution by the Transfer Agent or its designee of any amount paid by the Custodian to the Transfer Agent in accordance with this Agreement.

            (g) No Duty to Ascertain Authority. The Custodian shall not be under any duty or obligation to ascertain whether any Securities at any time delivered to or held by it for the Fund and specifically allocated to a Portfolio are such as may properly be held by the Fund under the provisions of the Articles of Incorporation and the Prospectus.

            (h) Indemnification. The Fund agrees to indemnify and hold the Custodian harmless from all loss, cost, taxes, charges, assessments, claims, and liabilities (including, without limitation, liabilities arising under the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act and state or foreign securities laws) and expenses (including reasonable attorneys fees and disbursements) arising directly or indirectly from any action taken or omitted by the Custodian (i) at the request or on the direction of or in reliance on the advice of the Fund or in reasonable reliance upon the Prospectus or (ii) upon an Instruction; provided, that the foregoing indemnity shall not apply to any loss, cost, tax, charge, assessment, claim, liability or expense to the extent the same is attributable to the Custodian's or any Sub-Custodian's (other than a foreign securities depository or clearing agency) negligence, willful misconduct, bad faith or reckless disregard of duties and obligations under this Agreement or any other agreement relating to the custody of Fund property.

            (i) The Fund agrees to hold the Custodian harmless from any liability or loss resulting from the imposition or assessment of any taxes or other governmental charges on a Portfolio.

            (j) Without limiting the foregoing, the Custodian shall not be liable for any loss which results from:

                        1. the general risk of investing;

                        2. subject to Section 16(b) hereof, investing or holding property in a particular country including, but not limited to, losses resulting from nationalization, expropriation or other governmental actions; regulation of the banking or securities industry; currency restrictions, devaluations or fluctuations; and market conditions which prevent the orderly execution of securities transactions or affect the value of property held pursuant to this Agreement; or

                        3. consequential, special or punitive damages for any act or failure to act under any provision of this Agreement, even if advised of the possibility thereof.

            (k) Force Majeure. No party shall be liable to the other for any delay in performance, or non- performance, of any obligation hereunder to the extent that the same is due to forces beyond its reasonable control, including but not limited to delays, errors or interruptions caused by the other party or third parties, any industrial, juridical, governmental, civil or military action, acts of terrorism, insurrection or revolution, nuclear fusion, fission or radiation, failure or fluctuation in electrical power, heat, light, air conditioning or telecommunications equipment, or acts of God.

            (l) Inspection of Books and Records. The Custodian shall create and maintain all records relating to its activities and obligations under this Agreement in such manner as will meet the obligations of the Fund under the 1940 Act, with particular attention to Section 31 thereof and Rules 31a-1 and 31a-2 thereunder, and under applicable federal and state laws. All such records shall be the property of the Fund and shall at all times during regular business hours of the Custodian be open for inspection by duly authorized officers, employees and agents of the Fund and by the appropriate employees of the Securities and Exchange Commission. The Custodian shall, at the Fund's request, supply the Fund with a tabulation of Securities and shall, when requested to do so by the Fund and for such compensation as shall be agreed upon between the Fund and the Custodian, include certificate numbers in such tabulations.

            (m) Accounting Control Reports. The Custodian shall provide the Fund with any report obtained by the Custodian on the system of internal accounting control of the Book-Entry System, each Depository, and each Sub-Custodian and with an annual report on its own systems of internal accounting control.

17.         Term and Termination.

            (a) This Agreement shall become effective on the date first set forth above (the "Effective Date") and shall continue in effect thereafter until terminated in accordance with Section 17(b).

            (b) Either of the parties hereto may terminate this Agreement with respect to any Portfolio by giving to the other party a notice in writing specifying the date of such termination, which, in case the Fund is the terminating party, shall be not less than 60 days after the date of Custodian receives such notice or, in case the Custodian is the terminating party, shall be not less than 90 days after the date the Fund receives such notice. In the event such notice is given by the Fund, it shall be accompanied by a certified resolution of the Board of Directors, electing to terminate this Agreement with respect to any Portfolio and designating a successor custodian or custodians.

                        In the event such notice is given by the Custodian, the
            Fund shall, on or before the termination date, deliver to the Custodian a certified resolution of the Board of Directors, designating a successor custodian or custodians. In the absence of such designation by the Fund, the Custodian may designate a successor custodian, which shall be a person qualified to so act under the 1940 Act. If the Fund fails to designate a successor custodian with respect to any Portfolio, the Fund shall upon the date specified in the notice of termination of this Agreement and upon the delivery by the Custodian of all Securities (other than Securities held in the Book-Entry System which cannot be delivered to the Fund) and moneys of such Portfolio, be deemed to be its own custodian and the Custodian shall thereby be relieved of all duties and responsibilities pursuant to this Agreement, other than the duty with respect to Securities held in the Book-Entry System which cannot be delivered to the Fund.

            (c) Upon the date set forth in such notice under paragraph (b) of this Section 17, this Agreement shall terminate to the extent specified in such notice, and the Custodian shall upon receipt of a notice of acceptance by the successor custodian on that date deliver directly to the successor custodian all Securities and moneys then held by the Custodian and specifically allocated to the Portfolio or Portfolios specified, after deducting all fees, expenses and other amounts for the payment or reimbursement of which it shall then be entitled with respect to such Portfolio or Portfolios.

18.         Miscellaneous.

            (a) Annexed hereto as Schedule A is a certification signed by two of the present officers of the Fund setting forth the names of the present Authorized Persons. The Fund agrees to furnish to the Custodian a new certification in similar form in the event that any such present Authorized Person ceases to be such an Authorized Person or in the event that other or additional Authorized Persons are elected or appointed.
                        Until such new certification is received by the
            Custodian, the Custodian shall be fully protected in acting under the provisions of this Agreement upon Instructions which Custodian reasonably believes were given by an Authorized Person, as identified in the last delivered certification. Unless such certification specifically limits the authority of an Authorized Person to specific matters or requires that the approval of another Authorized Person is required, Custodian shall be under no duty to inquire into the right of such person, acting alone, to give any instructions whatsoever under this Agreement.

            (b) Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, shall be sufficiently given if addressed to the Custodian and mailed or delivered to it at its offices at its address stated on the first page hereof or at such other place as the Custodian may from time to time designate in writing.

            (c) Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Fund, shall be sufficiently given if addressed to the Fund and mailed or delivered to it at its offices at its address shown on the first page hereof or at such other place as the Fund may from time to time designate in writing.

            (d) Except as expressly provided herein, Agreement may not be amended or modified in any manner except by a written agreement executed by both parties with the same formality as this Agreement.

            (e) This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund without the written consent of the Custodian, or by the Custodian without the written consent of the Fund, and any attempted assignment without such written consent shall be null and void.

            (f) This Agreement shall be construed in accordance with the laws of the State of Illinois.

            (g) The captions of the Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

            (h) This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

            IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective representatives duly authorized as of the day and year first above written.

                         SIT GROWTH & INCOME FUND, INC.


                         By:    /s/ Mary K. Stern
                                ---------------------------------------
                         Name:  Mary K. Stern
                         Title: President


The undersigned, Michael J. Radmer, does hereby certify that he/she is the duly elected, qualified and acting Secretary of Sit Growth & Income Fund, Inc. (the "Fund") and further certifies that the person whose signature appears above is a duly elected, qualified and acting officer of the Fund with full power and authority to execute this Custody Agreement on behalf of the Fund and to take such other actions and execute such other documents as may be necessary to effectuate this Agreement.

   /s/ Michael J. Radmer
------------------------------------
         Secretary
SIT GROWTH & INCOME FUND, INC.



                         THE NORTHERN TRUST COMPANY

                         By:    /s/ Michael J. Lies
                                ---------------------------------------
                         Name:  Michael J. Lies
                         Title: Second Vice President

                                   SCHEDULE A

                       CERTIFICATION OF AUTHORIZED PERSONS

            Pursuant to paragraphs 1(b) and 18(a) of the Agreement, the undersigned officers of Sit Growth & Income Fund, Inc. hereby certify that the person(s) whose name(s) and signature(s) appear below have been duly authorized by the Board of Directors to give Instructions on behalf of the Fund.


                             NAME                    SIGNATURE


            Eugene C. Sit                            /s/ Eugene C. Sit
            --------------------------------------------------------------------

            Peter L. Mitchelson                      /s/ Peter L. Mitchelson
            --------------------------------------------------------------------

            Mary K/ Stern                            /s/ Mary K. Stern
            --------------------------------------------------------------------

            Michael C. Brilley                       /s/ Michael C. Brilley
            --------------------------------------------------------------------

            Roger J. Sit                             /s/ Roger J. Sit
            --------------------------------------------------------------------

            Paul E. Rasmussen                        /s/ Paul E. Rasmussen
            --------------------------------------------------------------------


Certified as of the _28th___ day of __July___________, 1999:


OFFICER:                                                    OFFICER:


 /s/ Mary K. Stern                      /s/ Paul E. Rasmussen
---------------------------------       -------------------------------
(Signature)                                  (Signature)

  Mary K. Stern                         Paul E. Rasmussen
---------------------------------       -------------------------------
(Name)                                       (Name)

 President                              Vice President
---------------------------------       -------------------------------
(Title)                                      (Title)

                                   SCHEDULE B


            * SIT GROWTH & INCOME FUND, INC.


            As of July 1, 1999

            Sit Growth & Income Fund

                                   SCHEDULE C

FEE SCHEDULE

            * SIT MUTUAL FUND GROUP

            Northern Trust has three components to its Global Custody fee structure:

            a) A variable charge on the market value of assets based upon the country of investment;
            b) A variable charge per transaction, and;
            c) A charge per investment manager portfolio.

            We do NOT impose additional charges for facsimile, telex, income collection, tax reclamation, administration or other "miscellaneous" activities. Execution costs, not limited to but including stamp duty, third-party foreign exchange, and re-registration charges will be passed through at cost if and as applicable.

            Global Custody fees are all inclusive and cover:

            * Safekeeping of assets

            * Settlement of trades

            * Facilitation of foreign exchange

            * Management of excess cash balances

            * Collection of interest and dividends

            * Tax withholding and reclamation

            * Proxy handling

            * Corporate actions

            * Fully audited monthly reporting

            * On-line daily reporting to all parties


MATERIAL CHANGES

            The fees quoted above are offered contingent upon the current levels of investment activity as indicated above. "Material" changes, for the purposes of this provision, will be changes in excess of 10% from the assumptions used.

INVOICES

            Invoices are presented at the end of each quarter on a quarter in arrears basis. All out of pocket expense recoveries are charged directly to the account(s) in the month following the actual expense

DOMESTIC FUNDS

            Domestic accounts                                  $0.00
            Market value(000,000s)                          0.75 bps
            Equity/Fixed income security trades                $6.00
            Cash & Equivalent security trades                 $10.00
            Wires transfers                                    $5.00
            Free delivery/receipt                             $10.00

INTERNATIONAL FUNDS

            Global accounts                                    $0.00
            Market value - Tier I (000s)                    0.75 bps
            Market value - Tier II (000s)                    3.0 bps
            Market value - Tier III (000s)                   8.0 bps
            Market value - Tier IV (000s)                   15.0 bps
            Market value - Tier V (000s)                    30.0 bps
            Security trades - Tier I / Equity                  $6.00
            Security trades - Tier I / Cash & Equiv           $10.00
            Security trades - Tier II                         $25.00
            Security trades - Tier III                        $50.00
            Security trades - Tier IV                         $75.00
            Security trades - Tier V                         $125.00
            Wire transfers                                     $5.00
            Free delivery/receipt                             $10.00


      Tier I                  United States

      Tier II Australia, Belgium, Canada, Denmark, Euroclear, France, Germany, Ireland, Italy, Japan, Luxembourg, Malaysia, Netherlands, New Zealand, Sweden and United Kingdom

      Tier III Austria, Hong Kong, Norway, Singapore, South Korea, Spain, Switzerland, Taiwan and Thailand

      Tier IV Argentina, China, Finland, Mexico, Portugal, Sri Lanka, South Africa and Turkey

      Tier V Bangladesh, Bolivia, Botswana, Brazil, Czech Rep., Chile, Colombia, Cyprus, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Morocco, Nigeria, Pakistan, Peru, Philippines, Poland, Trinidad, Tunisia, Uruguay, Venezuela, Vietnam and Zimbabwe

                                Sit Mutual Funds
                        Quarterly Custody Fee Assumption
                                1st Quarter 1999

                               1.19377 US ave bps
US
          Market Value US           1,935,317,432     0.75              36,287

          Security Trades
              Equity/Fixed                  951          6               5,706
              Cash & Equiv                  919         10               9,190
          Wires                           1,315          5               6,575
          Free Receipt/Delivery               -         10                   -
          Security Holdings               1,696          0                   -
          Accounts                           11          0                   -
          Total US                                                      57,758

Global                                    6.320 Glb Ave Bps
      Market Value
          Tier I                     22,178,394       0.75                 416
          Tier II                    61,750,074          3               4,631
          Tier III                   14,281,953          8               2,856
          Tier IV                       826,397         15                 310
          Tier V                      2,532,361         30               1,899
                                    101,569,177
      Transactions
          Tier I Equity/Fixed                15          6                  90
          Tier I Cash/Equiv                 162         10               1,620
          Tier II                            38         25                 950
          Tier III                           14         50                 700
          Tier IV                             4         75                 300
          Tier V                             13        125               1,625

      Holdings                              146          0                   -
      Accounts                                2          0                   -
      Wires                                 130          5                 650
      Free Receipt/Delivery                   -         10                   -
          Total Global                                                  16,048

          Total Custody Fees                                            73,806

                                CUSTODY AGREEMENT


            AGREEMENT dated as of July 1, 1999, between Sit Growth Fund, Inc., a corporation organized under the laws of the State of Minnesota, having its principal office and place of business at 4600 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402 (the "Fund"), and THE NORTHERN TRUST COMPANY (the "Custodian"), an Illinois company with its principal place of business at 50 South LaSalle Street, Chicago, Illinois 60675.

                              W I T N E S S E T H:

            That for and in consideration of the mutual promises hereinafter set forth, the Fund and the Custodian agree as follows:


1.          Definitions.

            Whenever used in this Agreement or in any Schedules to this Agreement, the following words and phrases, unless the context otherwise requires, shall have the following meanings:

            (a) "Articles of Incorporation " shall mean the Articles of Incorporation of the Fund, including all amendments thereto.

            (b) "Authorized Person" shall be deemed to include the Chairman of the Board of Directors, the President, and any Vice President, the Secretary, the Treasurer or any other person, whether or not any such person is an officer or employee of the Fund, duly authorized by the Board of Directors to give Instructions on behalf of the Fund and listed in the certification annexed hereto as Schedule A or such other certification as may be received by the Custodian from time to time pursuant to Section 18(a).

            (c) "Board of Directors" shall mean the Board of Directors or Trustees of the Fund.

            (d) "Book-Entry System" shall mean the Federal Reserve/Treasury book-entry system for United States and federal agency securities, its successor or successors and its nominee or nominees.

            (e) "Depository" shall mean The Depository Trust Company, a clearing agency registered with the Securities and Exchange Commission under
            Section 17(a) of the Securities Exchange Act of 1934, as amended, its successor or successors and its nominee or nominees, the use of which is hereby specifically authorized. The term "Depository" shall further mean and include any other person named in an Instruction and approved by the Fund to act as a depository in the manner required by Rule 17f-4 of the 1940 Act, its successor or successors and its nominee or nominees.

            (f) "Instruction" shall mean written (including telecopied, telexed, or electronically transmitted in a form that can be converted to print) or oral instructions actually received by the Custodian which the Custodian reasonably believes were given by an Authorized Person. An Instruction shall also include any instrument in writing actually received by the Custodian which the Custodian reasonably believes to be genuine and to be signed by any two officers of the Fund, whether or not such officers are Authorized Persons. Except as otherwise provided in this Agreement, "Instructions" may include instructions given on a standing basis.

            (g) "1940 Act" shall mean the Investment Company Act of 1940, and the Rules and Regulations thereunder, all as amended from time to time.

            (h) "Portfolio" refers to each of the separate and distinct investment portfolios of the Fund which the Fund and the Custodian shall have agreed in writing shall be subject to this Agreement, as identified in Schedule B hereto.

            (i) "Prospectus" shall include each current prospectus and statement of additional information of the Fund with respect to a Portfolio.

            (j) "Shares" refers to the shares of the Fund.

            (k) "Security" or "Securities" shall be deemed to include bonds, debentures, notes, stocks, shares, evidences of indebtedness, and other securities, commodity interests and investments from time to time owned by the Fund and held in a Portfolio.

            (l) "Sub-Custodian" shall mean and include (i) any branch of the Custodian, (ii) any "eligible foreign custodian," as that term is defined in Rule 17f-5 under the 1940 Act, approved by the Fund in the manner required by Rule 17f-5, and (iii) any securities depository or clearing agency, incorporated or organized under the laws of a country other than the United States, which securities depository or clearing agency has been approved by the Fund in the manner required by Rule 17f-5; provided, that the Custodian or a Sub-Custodian has entered into an agreement with such securities depository or clearing agency.

            (m) "Transfer Agent" shall mean the person which performs as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Fund.

2.          Appointment of Custodian.

            (a) The Fund hereby constitutes and appoints the Custodian as custodian of all the Securities and moneys owned by or in the possession of a Portfolio during the period of this Agreement.

            (b) The Custodian hereby accepts appointment as such custodian and agrees to perform the duties thereof as hereinafter set forth.

3.          Appointment and Removal of Sub-Custodians.

            (a) The Custodian may appoint one or more Sub-Custodians to act as Depository or Depositories or as sub-custodian or sub-custodians of Securities and moneys at any time held in any Portfolio, upon the terms and conditions specified in this Agreement. The Custodian shall oversee the maintenance by any Sub-Custodian of any Securities or moneys of any Portfolio.

            (b) The Agreement between the Custodian and each Sub-Custodian described in clause (ii) or (iii) of Section 1(l) and acting hereunder shall contain the provisions required by Rule 17f-5 under the 1940 Act.

            (c) Prior to the Custodian's use of any Sub-Custodian described in clause (ii) or (iii) of Paragraph 1(l), the Fund must approve such Sub-Custodian in the manner required by Rule 17f-5 and provide the Custodian with satisfactory evidence of such approval.

            (d) The Custodian shall promptly take such steps as may be required to remove any Sub-Custodian that has ceased to be an "eligible foreign custodian" or has otherwise ceased to meet the requirements under Rule 17f-5. If the Custodian intends to remove any Sub-Custodian previously approved by the Fund pursuant to paragraph 3(c), and the Custodian proposes to replace such Sub-Custodian with a Sub-Custodian that has not yet been approved by the Fund, it will so notify the Fund and provide it with information reasonably necessary to determine such proposed Sub-Custodian's eligibility under Rule 17f-5, including a copy of the proposed agreement with such Sub-Custodian. The Fund shall at the meeting of the Board of Directors next following receipt of such notice and information determine whether to approve the proposed Sub-Custodian and will promptly thereafter give written notice of the approval or disapproval of the proposed action.

            (e) The Custodian hereby warrants to the Fund that in its opinion, after due inquiry, the established procedures to be followed by each Sub-Custodian (that is not a foreign securities depository or clearing agency) in connection with the safekeeping of property of a Portfolio pursuant to this Agreement afford protection for such property not materially different from that afforded by the Custodian's established safekeeping procedures with respect to similar property held by it in Chicago, Illinois.

4.          Use of Sub-Custodians.

            With respect to property of a Portfolio which is maintained by the Custodian in the custody of a Sub-Custodian pursuant to Section 3:

            (a) The Custodian will identify on its books as belonging to the particular Portfolio any property held by such Sub-Custodian.

            (b) In the event that a Sub-Custodian permits any of the Securities placed in its care to be held in an eligible foreign securities depository, such Sub-Custodian will be required by its agreement with the Custodian to identify on its books such Securities as being held for the account of the Custodian as a custodian for its customers.

            (c) Any Securities held by a Sub-Custodian will be subject only to the instructions of the Custodian or its agents; and any Securities held in an eligible foreign securities depository for the account of a Sub-Custodian will be subject only to the instructions of such Sub-Custodian.

            (d) The Custodian will only deposit property of a Portfolio in an account with a Sub-Custodian which includes exclusively the assets held by the Custodian for its customers, and will cause such account to be designated by such Sub-Custodian as a special custody account for the exclusive benefit of customers of the Custodian.

5.          Compensation.

            (a) The Fund will compensate the Custodian for its services rendered under this Agreement in accordance with the fees set forth in the Fee Schedule annexed hereto as Schedule C and incorporated herein. Such Fee Schedule does not include out-of-pocket disbursements of the Custodian for which the Custodian shall be entitled to bill separately; provided that out-of-pocket disbursements may include only the items specified in Schedule C.

            (b) If the Fund requests that the Custodian act as Custodian for any Portfolio hereafter established, at the time the Custodian commences serving as such for said Portfolio, the compensation for such services shall be reflected in a fee schedule for that Portfolio, dated and signed by an officer of each party hereto, which shall be attached to or otherwise reflected in Schedule C of this Agreement.

            (c) Any compensation agreed to hereunder may be adjusted from time to time by attaching to Schedule C, or replacing Schedule C with, a revised Fee Schedule, dated and signed by an officer of each party hereto.

            (d) The Custodian will bill the Fund for its services to each Portfolio hereunder as soon as practicable after the end of each calendar quarter, and said billings will be detailed in accordance with the Fee Schedule for the Fund. The Fund will promptly pay to the Custodian the amount of such billing. The Custodian shall have a claim of payment against the property in each Portfolio for any compensation or expense amount owing to the Custodian in connection with such Portfolio from time to time under this Agreement.

            (e) The Custodian (not the Fund) will be responsible for the payment of the compensation of each Sub-Custodian.

6.          Custody of Cash and Securities

            (a) Receipt and Holding of Assets. The Fund will deliver or cause to be delivered to the Custodian and any Sub-Custodians all Securities and moneys of any Portfolio at any time during the period of this Agreement and shall specify the Portfolio to which the Securities and moneys are to be specifically allocated. The Custodian will not be responsible for such Securities and moneys until actually received by it or by a Sub-Custodian. The Fund may, from time to time in its sole discretion, provide the Custodian with Instructions as to the manner in which and in what amounts Securities, and moneys of a Portfolio are to be held on behalf of such Portfolio in the Book-Entry System or a Depository. Securities and moneys of a Portfolio held in the Book-Entry System or a Depository will be held in accounts which include only assets of Custodian that are held for its customers.

            (b) Accounts and Disbursements. The Custodian shall establish and maintain a separate account for each Portfolio and shall credit to the separate account all moneys received by it or a Sub-Custodian for the account of such Portfolio and shall disburse, or cause a Sub-Custodian to disburse, the same only:

                        1. In payment for Securities purchased for the Portfolio, as provided in Section 7 hereof;

                        2. In payment of dividends or distributions with respect to the Shares of such Portfolio, as provided in Section 11 hereof;

                        3. In payment of original issue or other taxes with respect to the Shares of such Portfolio, as provided in
                        Section 12(c) hereof;

                        4. In payment for Shares which have been redeemed by such Portfolio, as provided in Section 12 hereof;

                        5. In payment of fees and in reimbursement of the expenses and liabilities of the Custodian attributable to the Fund, as provided in Sections 5 and 16(h) hereof;

                        6. Pursuant to Instructions setting forth the name of the Portfolio and the name and address of the person to whom the payment is to be made, the amount to be paid and the purpose for which payment is to be made.

            (c) Fail Float. In the event that any payment made for a Portfolio under this Section 6 exceeds the funds available in that Portfolio's account, the Custodian or relevant Sub-Custodian, as the case may be, may, in its discretion, advance the Fund on behalf of that Portfolio an amount equal to such excess and such advance shall be deemed an overdraft from the Custodian or such Sub-Custodian to that Portfolio payable on demand, bearing interest at the rate of interest customarily charged by the Custodian or such Sub-Custodian on similar overdrafts.

            (d) Confirmation and Statements. At least monthly, the Custodian shall furnish the Fund with a detailed statement of the Securities and moneys held by it and all Sub-Custodians for each Portfolio. Where securities purchased for a Portfolio are in a fungible bulk of securities registered in the name of the Custodian (or its nominee) or shown on the Custodian's account on the books of a Depository, the Book-Entry System or a Sub-Custodian, the Custodian shall maintain such records as are necessary to enable it to identify the quantity of those securities held for such Portfolio. In the absence of the filing in writing with the Custodian by the Fund of exceptions or objections to any such statement within 60 days after the date that a material defect is reasonably discoverable, the Fund shall be deemed to have approved such statement; and in such case or upon written approval of the Fund of any such statement the Custodian shall, to the extent permitted by law and provided the Custodian has met the standard of care in Section 16 hereof, be released, relieved and discharged with respect to all matters and things set forth in such statement as though such statement had been settled by the decree of a court of competent jurisdiction in an action in which the Fund and all persons having any equity interest in the Fund were parties.

            (e) Registration of Securities and Physical Separation. All Securities held for a Portfolio which are issued or issuable only in bearer form, except such Securities as are held in the Book-Entry System, shall be held by the Custodian or a Sub-Custodian in that form; all other Securities held for a Portfolio may be registered in the name of that Portfolio, in the name of any duly appointed registered nominee of the Custodian or a Sub-Custodian as the Custodian or such Sub-Custodian may from time to time determine, or in the name of the Book-Entry System or a Depository or their successor or successors, or their nominee or nominees. The Fund reserves the right to instruct the Custodian as to the method of registration and safekeeping of the Securities. The Fund agrees to furnish to the Custodian appropriate instruments to enable the Custodian or any Sub-Custodian to hold or deliver in proper form for transfer, or to register in the name of its registered nominee or in the name of the Book-Entry System or a Depository, any Securities which the Custodian of a Sub-Custodian may hold for the account of a Portfolio and which may from time to time be registered in the name of a Portfolio. The Custodian shall hold all such Securities specifically allocated to a Portfolio which are not held in the Book-Entry System or a Depository in a separate account for such Portfolio in the name of such Portfolio physically segregated at all times from those of any other person or persons.

            (f) Segregated Accounts. Upon receipt of an Instruction, the Custodian will establish segregated accounts on behalf of a Portfolio to hold liquid or other assets as it shall be directed by such Instruction and shall increase or decrease the assets in such segregated accounts only as it shall be directed by subsequent Instruction.

            (g) Collection of Income and Other Matters Affecting Securities. Except as otherwise provided in an Instruction, the Custodian, by itself or through the use of the Book-Entry System or a Depository with respect to Securities therein maintained, shall, or shall instruct the relevant Sub-Custodian to:

                        1. Collect all income due or payable with respect to Securities in accordance with this Agreement;

                        2. Present for payment and collect the amount payable upon all Securities which may mature or be called, redeemed or retired, or otherwise become payable;

                        3. Surrender Securities in temporary form for derivative Securities;

                        4. Execute any necessary declarations or certificates of ownership under the federal income tax laws or the laws or regulations of any other taxing authority now or hereafter in effect; and

                        5. Hold directly, or through the Book-Entry System or a Depository with respect to Securities therein deposited, for the account of each Portfolio all rights and similar Securities issued with respect to any Securities held by the Custodian or relevant Sub-Custodian for each Portfolio.

            (h) Delivery of Securities and Evidence of Authority. Upon receipt of an Instruction, the Custodian, directly or through the use of the Book-Entry System or a Depository, shall, or shall instruct the relevant Sub-Custodian to:

                        1. Execute and deliver or cause to be executed and delivered to such persons as may be designated in such Instructions, proxies, consents, authorizations, and any other instruments whereby the authority of the Fund as owner of any Securities may be exercised;

                        2. Deliver or cause to be delivered any Securities held for a Portfolio in exchange for other Securities or cash issued or paid in connection with the liquidation, reorganization, refinancing, merger, consolidation or recapitalization of any corporation, or the exercise of any conversion privilege;

                        3. Deliver or cause to be delivered any Securities held for a Portfolio to any protective committee, reorganization committee or other person in connection with the reorganization, refinancing, merger, consolidation or recapitalization or sale of assets of any corporation, and receive and hold under the terms of this Agreement in the separate account for each such Portfolio certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;

                        4. Make or cause to be made such transfers or exchanges of the assets specifically allocated to the separate account of a Portfolio and take such other steps as shall be stated in Written Instructions to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Fund;

                        5. Deliver Securities upon sale of such Securities for the account of a Portfolio pursuant to Section 7;

                        6. Deliver Securities upon the receipt of payment in connection with any repurchase agreement related to such Securities entered into on behalf of a Portfolio;

                        7. Deliver Securities of a Portfolio to the issuer thereof or its agent when such Securities are called, redeemed, retired or otherwise become payable; provided, however, that in any such case the cash or other consideration is to be delivered to the Custodian or Sub-Custodian, as the case may be;

                        8. Deliver Securities for delivery in connection with any loans of securities made by a Portfolio but only against receipt of adequate collateral as agreed upon from time to time by the Custodian and the Fund which may be in the form of cash or obligations issued by the United States Government, its agencies or instrumentalities;

                        9. Deliver Securities for delivery as security in connection with any borrowings by a Portfolio requiring a pledge of Portfolio assets, but only against receipt of the amounts borrowed;

                        10. Deliver Securities to the Transfer Agent or its designee or to the holders of Shares in connection with distributions in kind, in satisfaction of requests by holders of Shares for repurchase or redemption;

                        11. Deliver Securities for any other proper business purpose, but only upon receipt of, in addition to written Instructions, a copy of a resolution or other authorization of the Fund certified by the Secretary of the Fund, specifying the Securities to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper business purpose, and naming the person or persons to whom delivery of such Securities shall be made.

            (i) Endorsement and Collection of Checks, Etc. The Custodian is hereby authorized to endorse and collect all checks, drafts or other orders for the payment of money received by the Custodian for the account of a Portfolio.

            (j) Execution of Required Documents. The Custodian is hereby authorized to execute any and all applications or other documents required by a regulatory agency or similar entity as a condition of making investments in the foreign market under such entity's jurisdiction.

7.          Purchase and Sale of Securities.

            (a) Promptly after the purchase of Securities, the Fund or its designee shall deliver to the Custodian an Instruction specifying with respect to each such purchase: (1) the name of the Portfolio to which such Securities are to be specifically allocated; (2) the name of the issuer and the title of the Securities; (3) the number of shares or the principal amount purchased and accrued interest, if any; (4) the date of purchase and settlement; (5) the purchase price per unit; (6) the total amount payable upon such purchase; and (7) the name of the person from whom or the broker through whom the purchase was made, if any. The Custodian or specified Sub-Custodian shall receive the Securities purchased by or for a Portfolio and upon receipt thereof (or upon receipt of advice from a Depository or the Book-Entry System that the Securities have been transferred to the Custodian's account) shall pay to the broker or other person specified by the Fund or its designee out of the moneys held for the account of such Portfolio the total amount payable upon such purchase, provided that the same conforms to the total amount payable as set forth in such Instruction.

            (b) Promptly after the sale of Securities, the Fund or its designee shall deliver to the Custodian an Instruction specifying with respect to each such sale: (1) the name of the Portfolio to which the Securities sold were specifically allocated; (2) the name of the issuer and the title of the Securities; (3) the number of shares or principal amount sold, and accrued interest, if any; (4) the date of sale; (5) the sale price per unit; (6) the total amount payable to the Portfolio upon such sale; and (7) the name of the broker through whom or the person to whom the sale was made. The Custodian or relevant Sub-Custodian shall deliver or cause to be delivered the Securities to the broker or other person designated by the Fund upon receipt of the total amount payable to such Portfolio upon such sale, provided that the same conforms to the total amount payable to such Portfolio as set forth in such Instruction. Subject to the foregoing, the Custodian or relevant Sub-Custodian may accept payment in such form as shall be satisfactory to it, and may deliver Securities and arrange for payment in accordance with the customs prevailing among dealers in Securities.

            (c) Notwithstanding (a) and (b) above, cash in any of the Portfolios may be invested by the Custodian for short term purposes pursuant to standing Instructions from the Fund.

8.          Lending of Securities.

            If the Fund and the Custodian enter into a separate written agreement authorizing the Custodian to lend Securities, the Custodian may lend Securities pursuant to such agreement. Such agreement must be approved by the Fund in the manner required by any applicable law, regulation or administrative pronouncement, and may provide for the payment of additional reasonable compensation to the Custodian.

9.          Investment in Futures and Options

            The Custodian shall pursuant to Instructions (which may be standing instructions) (i) transfer initial margin to a safekeeping bank or, with respect to options, broker; (ii) pay or demand variation margin to or from a designated futures commission merchant or other broker based on daily marking to market calculations and in accordance with accepted industry practices; and (iii) subject to the Custodian's consent, enter into separate procedural, safekeeping or other agreements with safekeeping banks, futures commission merchants and other brokers pursuant to which such banks and, in the case of options, brokers, will act as custodian for initial margin deposits in transactions involving futures contracts and options. The Custodian shall have no custodial or investment responsibility for any assets transferred to a safekeeping bank, futures commission merchant or broker pursuant to this paragraph.

10.         Provisional Credits and Debits.

            (a) The Custodian is authorized, but shall not be obligated, to credit the account of a Portfolio provisionally on payable date with interest, dividends, distributions, redemptions or other amounts due. Otherwise, such amounts will be credited to the Portfolio on the date such amounts are actually received and reconciled to the Portfolio. In cases where the Custodian has credited a Portfolio with such amounts prior to actual collection and reconciliation, the Fund acknowledges that the Custodian shall be entitled to recover any such credit on demand from the Fund and further agrees that the Custodian may reverse such credit if and to the extent that Custodian does not receive such amounts in the ordinary course of business.

            (b) If the Portfolio is maintained as a global custody account it shall participate in the Custodian's contractual settlement date processing service ("CSDP") unless the Custodian directs the Fund, or the Fund informs the Custodian, otherwise. Pursuant to CSDP the Custodian shall be authorized, but not obligated, to automatically credit or debit the Portfolio provisionally on contractual settlement date with cash or securities in connection with any sale, exchange or purchase of securities. Otherwise, such cash or securities shall be credited to the Portfolio on the day such cash or securities are actually received by the Custodian and reconciled to the Portfolio. In cases where the Custodian credits or debits the Portfolio with cash or securities prior to actual receipt and reconciliation, the Custodian may reverse such credit or debit as of contractual settlement date if and to the extent that any securities delivered by the Custodian are returned by the recipient, or if the related transaction fails to settle (or fails, due to market change or other reasons, to settle on terms which provide the Custodian full reimbursement of any provisional credit the Custodian has granted) within a period of time judged reasonable by the Custodian under the circumstances. The Fund agrees that it will not make any claim or pursue any legal action against the Custodian for loss or other detriment allegedly arising or resulting from the Custodian's good faith determination to effect, not effect or reverse any provisional credit or debit to the Portfolio.

                        The Fund acknowledges and agrees that funds debited from
            the Portfolio on contractual settlement date including, without limitation, funds provided for the purchase of any securities under circumstances where settlement is delayed or otherwise does not take place in a timely manner for any reason, shall be held pending actual settlement of the related purchase transaction in a non-interest bearing deposit at the Custodian's London Branch; that such funds shall be available for use in the Custodian's general operations; and that the Custodian's maintenance and use of such funds in such circumstances are, without limitation, in consideration of the Custodian's providing CSDP.

            (c) The Fund recognizes that any decision to effect a provisional credit or an advancement of the Custodian's own funds under this agreement will be an accommodation granted entirely at the Custodian's option and in light of the particular circumstances, which circumstances may involve conditions in different countries, markets and classes of assets at different times. The Fund shall make the Custodian whole for any loss which it may incur from granting such accommodations and acknowledges that the Custodian shall be entitled to recover any relevant amounts from the Fund on demand. All amounts thus due to the Custodian shall be paid by the Fund from the account of the relevant Portfolio unless otherwise paid on a timely basis and in that connection the Fund acknowledges that the Custodian has a continuing lien on all assets of such Portfolio to secure such payments and agrees that the Custodian may apply or set off against such amounts any amounts credited by or due from the Custodian to the Fund. If funds in the Portfolio are insufficient to make any such payment the Fund shall promptly deliver to the Custodian the amount of such deficiency in immediately available funds when and as specified by the Custodian's written or oral notification to the Fund.

            (d) In connection with the Custodian's global custody service the Fund will maintain deposits at the Custodian's London Branch. The Fund acknowledges and agrees that such deposits are payable only in the currency in which an applicable deposit is denominated; that such deposits are payable only on the Fund's demand at the Custodian's London Branch; that such deposits are not payable at any of the Custodian's offices in the United States; and that the Custodian will not in any manner directly or indirectly promise or guarantee any such payment in the United States.

                        The Fund further acknowledges and agrees that such
            deposits are subject to cross-border risk, and therefore the Custodian will have no obligation to make payment of deposits if and to the extent that the Custodian is prevented from doing so by reason of applicable law or regulation or any Sovereign Risk event affecting the London Branch or the currency in which the applicable deposit is denominated. "Sovereign Risk" for this purpose means nationalisation, expropriation, devaluation, revaluation, confiscation, seizure, cancellation, destruction or similar action by any governmental authority, de facto or de jure; or enactment, promulgation, imposition or enforcement by any such governmental authority of currency restrictions, exchange controls, taxes, levies or other charges affecting the property rights of persons who are not residents of the affected jurisdiction; or acts of war, terrorism, insurrection or revolution; or any other act or event beyond the Custodian's control.

                        THE FUND ACKNOWLEDGES AND AGREES THAT DEPOSITACCOUNTS
            MAINTAINED AT FOREIGN BRANCHES OF UNITED STATES BANKS (INCLUDING, IF APPLICABLE, ACCOUNTS IN WHICH CUSTOMER FUNDS FOR THE PURCHASE OF SECURITIES ARE HELD ON AND AFTER CONTRACTUAL SETTLEMENT DATE), ARE NOT INSURED BY THE U.S. FEDERAL DEPOSIT INSURANCE CORPORATION; MAY NOT BE GUARANTEED BY ANY LOCAL OR FOREIGN GOVERNMENTAL AUTHORITY; ARE UNSECURED; AND IN A LIQUIDATION MAY BE SUBORDINATED IN PRIORITY OF PAYMENT TO DOMESTIC (U.S.- DOMICILED) DEPOSITS. THEREFORE, BENEFICIAL OWNERS OF SUCH FOREIGN BRANCH DEPOSITS MAY BE UNSECURED CREDITORS OF THE NORTHERN TRUST COMPANY.

                        Deposit account balances that are owned by United States
            residents are expected to be maintained in an aggregate amount of at least $100,000 or the equivalent in other currencies.

11.         Payment of Dividends or Distributions.

            (a) In the event that the Board of Directors of the Fund (or a committee thereof) authorizes the declaration of dividends or distributions with respect to a Portfolio, an Authorized Person shall provide the Custodian with Instructions specifying the record date, the date of payment of such distribution and the total amount payable to the Transfer Agent or its designee on such payment date.

            (b) Upon the payment date specified in such Instructions, the Custodian shall pay the total amount payable to the Transfer Agent or its designee out of the moneys specifically allocated to and held for the account of the appropriate Portfolio.

12.         Sale and Redemption of Shares.

            (a) Whenever the Fund shall sell any Shares, the Fund shall deliver or cause to be delivered to the Custodian an Instruction specifying the name of the Portfolio whose Shares were sold and the amount to be received by the Custodian for the sale of such Shares.

            (b) Upon receipt of such amount from the Transfer Agent or its designee, the Custodian shall credit such money to the separate account of the Portfolio specified in the Instruction described in paragraph (a) above.

            (c) Upon issuance of any Shares in accordance with the foregoing provisions of this Section 12, the Custodian shall pay all original issue or other taxes required to be paid in connection with such issuance upon the receipt of an Instruction specifying the amount to be paid.

            (d) Except as provided hereafter, whenever any Shares are redeemed, the Fund shall deliver or cause to be delivered to the Custodian an Instruction specifying the name of the Portfolio whose Shares were redeemed and the total amount to be paid for the Shares redeemed.

            (e) Upon receipt of an Instruction described in paragraph (d) above, the Custodian shall pay to the Transfer Agent (or such other person as the Transfer Agent directs) the total amount specified in such Instruction. Such payment shall be made from the separate account of the Portfolio specified in such Instruction.

13.         Indebtedness.

            (a) The Fund or its designee will cause to be delivered to the Custodian by any bank (excluding the Custodian) from which the Fund borrows money, using Securities as collateral, a notice or undertaking in the form currently employed by any such bank setting forth the amount which such bank will loan to the Fund against delivery of a stated amount of collateral. The Fund shall promptly deliver to the Custodian an Instruction stating with respect to each such borrowing: (1) the name of the Portfolio for which the borrowing is to be made; (2) the name of the bank; (3) the amount and terms of the borrowing, which may be set forth by incorporating by reference an attached promissory note, duly endorsed by the Fund, or other loan agreement; (4) the time and date, if known, on which the loan is to be entered into (the "borrowing date"); (5) the date on which the loan becomes due and payable; (6) the total amount payable to the Fund for the separate account of the Portfolio on the borrowing date; (7) the market value of Securities to be delivered as collateral for such loan, including the name of the issuer, the title and the number of shares or the principal amount of any particular Securities; (8) whether the Custodian is to deliver such collateral through the Book-Entry System or a Depository; and (9) a statement that such loan is in conformance with the 1940 Act and the Prospectus.

            (b) Upon receipt of the Instruction referred to in paragraph (a) above, the Custodian shall deliver on the borrowing date the specified collateral and the executed promissory note, if any, against delivery by the lending bank of the total amount of the loan payable, provided that the same conforms to the total amount payable as set forth in the Instruction. The Custodian may, at the option of the lending bank, keep such collateral in its possession, but such collateral shall be subject to all rights therein given the lending bank by virtue of any promissory note or loan agreement. The Custodian shall deliver as additional collateral in the manner directed by the Fund from time to time such Securities specifically allocated to such Portfolio as may be specified in the Instruction to collateralize further any transaction described in this Section
            13. The Fund shall cause all Securities released from collateral status to be returned directly to the Custodian, and the Custodian shall receive from time to time such return of collateral as may be tendered to it. In the event that the Fund fails to specify in such Instruction all of the information required by this Section 13, the Custodian shall not be under any obligation to deliver any Securities. Collateral returned to the Custodian shall be held hereunder as it was prior to being used as collateral.

14.         Corporate Action.

            Whenever the Custodian or any Sub-Custodian receives information concerning Securities held for a Portfolio which requires discretionary action by the beneficial owner of the Securities (other than a proxy), such as subscription rights, bond issues, stock repurchase plans and rights offerings, or legal notices or other material intended to be transmitted to Securities holders ("Corporate Actions"), the Custodian will give the Fund or its designee notice of such Corporate Actions to the extent that the

            Custodian's central corporate actions department has actual knowledge of a Corporate Action in time to notify the Fund.

            When a rights entitlement or a fractional interest resulting from a rights issue, stock dividend, stock split or similar Corporate Action which bears an expiration date is received, the Custodian will endeavor to obtain an Instruction relating to such Corporate Action from an Authorized Person, but if such Instruction is not received in time for the Custodian to take timely action, or actual notice of such Corporate Action was received too late to seek such an Instruction, the Custodian is authorized to sell, or cause a Sub-Custodian to sell, such rights entitlement or fractional interest and to credit the applicable account with the proceeds and to take any other action it deems, in good faith, to be appropriate, in which case, provided it has met the standard of care in Section 16 hereof, it shall be held harmless by the particular Portfolio involved for any such action.

            The Custodian will deliver proxies to the Fund or its designated agent pursuant to special arrangements which may have been agreed to in writing between the parties hereto. Such proxies shall be executed in the appropriate nominee name relating to Securities registered in the name of such nominee but without indicating the manner in which such proxies are to be voted; and where bearer Securities are involved, proxies will be delivered in accordance with an applicable Instruction, if any.

15.         Persons Having Access to the Portfolios.

            (a) Neither the Fund nor any officer, director, employee or agent of the Fund, the Fund's investment adviser, or any sub-investment adviser, shall have physical access to the assets of any Portfolio held by the Custodian or any Sub-Custodian or be authorized or permitted to withdraw any investments of a Portfolio, nor shall the Custodian or any Sub-Custodian deliver any assets of a Portfolio to any such person. No officer, director, employee or agent of the Custodian who holds any similar position with the Fund's investment adviser, with any sub-investment adviser of the Fund or with the Fund shall have access to the assets of any Portfolio.

            (b) Nothing in this Section 15 shall prohibit any Authorized Person from giving Instructions to the Custodian so long as such Instructions do not result in delivery of or access to assets of a Portfolio prohibited by paragraph (a) of this Section 15.

            (c) The Custodian represents that it maintains a system that is reasonably designed to prevent unauthorized persons from having access to the assets that it holds (by any means) for its customers.

16.         Concerning the Custodian.

            (a) Scope of Services. The Custodian shall be obligated to perform only such services as are set forth in this Agreement or expressly contained in an Instruction given to the Custodian which is not contrary to the provisions of this Agreement.

            (b)         Standard of Care.

                        1. The Custodian will use reasonable care with respect to its obligations under this Agreement and the safekeeping of property of the Portfolios. The Custodian shall be liable to, and shall indemnify and hold harmless the Fund from and against any loss which shall occur as the result of the failure of the Custodian or a Sub-Custodian (other than a foreign securities depository or clearing agency) to exercise reasonable care with respect to their respective obligations under this Agreement and the safekeeping of such property. The determination of whether the Custodian or Sub-Custodian has exercised reasonable care in connection with the safekeeping of Fund property shall be made in light of the standards applicable to the Custodian with respect to similar property held by it in Chicago, Illinois. The determination of whether the

                        Custodian or Sub-Custodian has exercised reasonable care in connection with their other obligations under this Agreement shall be made in light of prevailing standards applicable to professional custodians in the jurisdiction in which such custodial services are performed. In the event of any loss to the Fund by reason of the failure of the Custodian or a Sub-Custodian (other than a foreign securities depository or clearing agency) to exercise reasonable care, the Custodian shall be liable to the Fund only to the extent of the Fund's direct damages and expenses, which damages, for purposes of property only, shall be determined based on the market value of the property which is the subject of the loss at the date of discovery of such loss and without reference to any special condition or circumstances.

                        2. The Custodian will not be responsible for any act, omission, or default of, or for the solvency of, any foreign securities depository or clearing agency approved by the Board of Directors pursuant to Section
                        (1)(l) or Section 3 hereof.

                        3. The Custodian will not be responsible for any act, omission, or default of, or for the solvency of, any broker or agent (not referred to in paragraph (b)(2) above) which it or a Sub-Custodian appoints and uses unless such appointment and use is made or done negligently or in bad faith. In the event such an appointment and use is made or done negligently or in bad faith, the Custodian shall be liable to the Fund only for direct damages and expenses (determined in the manner described in paragraph (b)(1) above) resulting from such appointment and use and, in the case of any loss due to an act, omission or default of such agent or broker, only to the extent that such loss occurs as a result of the failure of the agent or broker to exercise reasonable care ("reasonable care" for this purpose to be determined in light of the prevailing standards applicable to agents or brokers, as appropriate, in the jurisdiction where the services are performed).

                        4. The Custodian shall be entitled to rely, and may act, upon the advice of counsel (who may be counsel for the Fund) on all matters and shall be without liability for any action reasonably taken or omitted in good faith and without negligence pursuant to such advice.

                        5. The Custodian shall be entitled to rely upon any Instruction it receives pursuant to the applicable Sections of this Agreement that it reasonably believes to be genuine and to be from an Authorized Person. In the event that the Custodian receives oral Instructions, the Fund or its designee shall cause to be delivered to the Custodian, by the close of business on the same day that such oral Instructions were given to the Custodian, written Instructions confirming such oral Instructions, whether by hand delivery, telex or otherwise. The Fund agrees that the fact that no such confirming written Instructions are received by the Custodian shall in no way affect the validity of the transactions or enforceability of the transactions hereby authorized by the Fund. The Fund agrees that the Custodian shall incur no liability to the Fund in connection with (i) acting upon oral Instructions given to the Custodian hereunder, provided such instructions reasonably appear to have been received from an Authorized Person or (ii) deciding not to act solely upon oral Instructions, provided that the Custodian first contacts the giver of such oral Instructions and requests written confirmation immediately following any such decision not to act.

                        6. The Custodian shall supply the Fund or its designee with such daily information regarding the cash and Securities positions and activity of each Portfolio as the Custodian and the Fund or its designee shall from time to time agree. It is understood that such information will not be audited by the Custodian and the Custodian represents that such information will be the best information then available to the Custodian. The Custodian shall have no responsibility whatsoever for the pricing of Securities, accruing for income, valuing the effect of Corporate Actions, or for the failure of the Fund or its designee to reconcile differences between the information supplied by the Custodian and information obtained by the Fund or its designee from other sources, including but not limited to pricing vendors and the Fund's investment adviser.

                        Subject to the foregoing, to the extent that any miscalculation by the Fund or its designee of a Portfolio's net asset value is attributable to the willful misfeasance, bad faith or negligence of the Custodian (including any Sub-Custodian other than a foreign securities depository or clearing agency) in supplying or omitting to supply the Fund or its designee with information as aforesaid, the Custodian shall be liable to the Fund for any resulting loss (subject to such de minimis rule of change in value as the Board of Directors may from time to time adopt).

            (c) Limit of Duties. Without limiting the generality of the foregoing, the Custodian shall be under no duty or obligation to inquire into, and shall not be liable for:

                        1. The validity of the issue of any Securities purchased by any Portfolio, the legality of the purchase thereof, or the propriety of the amount specified by the Fund or its designee for payment therefor;

                        2. The legality of the sale of any Securities by any Portfolio or the propriety of the amount of consideration for which the same are sold;

                        3. The legality of the issue or sale of any Shares, or the sufficiency of the amount to be received therefor;

                        4. The legality of the redemption of any Shares, or the propriety of the amount to be paid therefor;

                        5. The legality of the declaration or payment of any dividend or distribution by the Fund; or

                        6. The legality of any borrowing.

            (d) The Custodian need not maintain any insurance for the exclusive benefit of the Fund, but hereby warrants that as of the date of this Agreement it is maintaining a bankers Blanket Bond and hereby agrees to notify the Fund in the event that such bond is canceled or otherwise lapses.

            (e) Consistent with and without limiting the language contained in
            Section 16(a), it is specifically acknowledged that the Custodian shall have no duty or responsibility to:

                        1. Question any Instruction or make any suggestions to the Fund or an Authorized Person regarding any Instruction;

                        2. Supervise or make recommendations with respect to investments or the retention of Securities;

                        3. Subject to Section 16(b)(3) hereof, evaluate or report to the Fund or an Authorized Person regarding the financial condition of any broker, agent or other party to which Securities are delivered or payments are made pursuant to this Agreement; or

                        4. Review or reconcile trade confirmations received from brokers.

            (f) Amounts Due from or to Transfer Agent. The Custodian shall not be under any duty or obligation to take action to effect collection of any amount due to any Portfolio from the Transfer Agent or its designee nor to take any action to effect payment or distribution by the Transfer Agent or its designee of any amount paid by the Custodian to the Transfer Agent in accordance with this Agreement.

            (g) No Duty to Ascertain Authority. The Custodian shall not be under any duty or obligation to ascertain whether any Securities at any time delivered to or held by it for the Fund and specifically allocated to a Portfolio are such as may properly be held by the Fund under the provisions of the Articles of Incorporation and the Prospectus.

            (h) Indemnification. The Fund agrees to indemnify and hold the Custodian harmless from all loss, cost, taxes, charges, assessments, claims, and liabilities (including, without limitation, liabilities arising under the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act and state or foreign securities laws) and expenses (including reasonable attorneys fees and disbursements) arising directly or indirectly from any action taken or omitted by the Custodian (i) at the request or on the direction of or in reliance on the advice of the Fund or in reasonable reliance upon the Prospectus or (ii) upon an Instruction; provided, that the foregoing indemnity shall not apply to any loss, cost, tax, charge, assessment, claim, liability or expense to the extent the same is attributable to the Custodian's or any Sub-Custodian's (other than a foreign securities depository or clearing agency) negligence, willful misconduct, bad faith or reckless disregard of duties and obligations under this Agreement or any other agreement relating to the custody of Fund property.

            (i) The Fund agrees to hold the Custodian harmless from any liability or loss resulting from the imposition or assessment of any taxes or other governmental charges on a Portfolio.

            (j) Without limiting the foregoing, the Custodian shall not be liable for any loss which results from:

                        1. the general risk of investing;

                        2. subject to Section 16(b) hereof, investing or holding property in a particular country including, but not limited to, losses resulting from nationalization, expropriation or other governmental actions; regulation of the banking or securities industry; currency restrictions, devaluations or fluctuations; and market conditions which prevent the orderly execution of securities transactions or affect the value of property held pursuant to this Agreement; or

                        3. consequential, special or punitive damages for any act or failure to act under any provision of this Agreement, even if advised of the possibility thereof.

            (k) Force Majeure. No party shall be liable to the other for any delay in performance, or non- performance, of any obligation hereunder to the extent that the same is due to forces beyond its reasonable control, including but not limited to delays, errors or interruptions caused by the other party or third parties, any industrial, juridical, governmental, civil or military action, acts of terrorism, insurrection or revolution, nuclear fusion, fission or radiation, failure or fluctuation in electrical power, heat, light, air conditioning or telecommunications equipment, or acts of God.

            (1) Inspection of Books and Records. The Custodian shall create and maintain all records relating to its activities and obligations under this Agreement in such manner as will meet the obligations of the Fund under the 1940 Act, with particular attention to Section 31 thereof and Rules 31a-1 and 31a-2 thereunder, and under applicable federal and state laws. All such records shall be the property of the Fund and shall at all times during regular business hours of the Custodian be open for inspection by duly authorized officers, employees and agents of the Fund and by the appropriate employees of the Securities and Exchange Commission. The Custodian shall, at the Fund's request, supply the Fund with a tabulation of Securities and shall, when requested to do so by the Fund and for such compensation as shall be agreed upon between the Fund and the Custodian, include certificate numbers in such tabulations.

            (m) Accounting Control Reports. The Custodian shall provide the Fund with any report obtained by the Custodian on the system of internal accounting control of the Book-Entry System, each Depository, and each Sub-Custodian and with an annual report on its own systems of internal accounting control.

17.         Term and Termination.

            (a) This Agreement shall become effective on the date first set forth above (the "Effective Date") and shall continue in effect thereafter until terminated in accordance with Section 17(b).

            (b) Either of the parties hereto may terminate this Agreement with respect to any Portfolio by giving to the other party a notice in writing specifying the date of such termination, which, in case the Fund is the terminating party, shall be not less than 60 days after the date of Custodian receives such notice or, in case the Custodian is the terminating party, shall be not less than 90 days after the date the Fund receives such notice. In the event such notice is given by the Fund, it shall be accompanied by a certified resolution of the Board of Directors, electing to terminate this Agreement with respect to any Portfolio and designating a successor custodian or custodians.

            In the event such notice is given by the Custodian, the Fund shall, on or before the termination date, deliver to the Custodian a certified resolution of the Board of Directors, designating a successor custodian or custodians. In the absence of such designation by the Fund, the Custodian may designate a successor custodian, which shall be a person qualified to so act under the 1940 Act. If the Fund fails to designate a successor custodian with respect to any Portfolio, the Fund shall upon the date specified in the notice of termination of this Agreement and upon the delivery by the Custodian of all Securities (other than Securities held in the Book-Entry System which cannot be delivered to the Fund) and moneys of such Portfolio, be deemed to be its own custodian and the Custodian shall thereby be relieved of all duties and responsibilities pursuant to this Agreement, other than the duty with respect to Securities held in the Book-Entry System which cannot be delivered to the Fund.

            (c) Upon the date set forth in such notice under paragraph (b) of this Section 17, this Agreement shall terminate to the extent specified in such notice, and the Custodian shall upon receipt of a notice of acceptance by the successor custodian on that date deliver directly to the successor custodian all Securities and moneys then held by the Custodian and specifically allocated to the Portfolio or Portfolios specified, after deducting all fees, expenses and other amounts for the payment or reimbursement of which it shall then be entitled with respect to such Portfolio or Portfolios.

18.         Miscellaneous.

            (a) Annexed hereto as Schedule A is a certification signed by two of the present officers of the Fund setting forth the names of the present Authorized Persons. The Fund agrees to furnish to the Custodian a new certification in similar form in the event that any such present Authorized Person ceases to be such an Authorized Person or in the event that other or additional Authorized Persons are elected or appointed. Until such new certification is received by the Custodian, the Custodian shall be fully protected in acting under the provisions of this Agreement upon Instructions which Custodian reasonably believes were given by an Authorized Person, as identified in the last delivered certification. Unless such certification specifically limits the authority of an Authorized Person to specific matters or requires that the approval of another Authorized Person is required, Custodian shall be under no duty to inquire into the right of such person, acting alone, to give any instructions whatsoever under this Agreement.

            (b) Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, shall be sufficiently given if addressed to the Custodian and mailed or delivered to it at its offices at its address stated on the first page hereof or at such other place as the Custodian may from time to time designate in writing.

            (c) Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Fund, shall be sufficiently given if addressed to the Fund and mailed or delivered to it at its offices at its address shown on the first page hereof or at such other place as the Fund may from time to time designate in writing.

            (d) Except as expressly provided herein, Agreement may not be amended or modified in any manner except by a written agreement executed by both parties with the same formality as this Agreement.

            (e) This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund without the written consent of the Custodian, or by the Custodian without the written consent of the Fund, and any attempted assignment without such written consent shall be null and void.

            (f) This Agreement shall be construed in accordance with the laws of the State of Illinois.

            (g) The captions of the Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

            (h) This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

                  IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective representatives duly authorized as of the day and year first above written.

                              SIT GROWTH FUND, INC.


                              By:  /s/ Mary K. Stern
                                   -------------------------------
                              Name:  Mary K. Stern
                              Title: President


The undersigned, Michael J. Radmer, does hereby certify that he/she is the duly elected, qualified and acting Secretary of Sit Growth Fund, Inc. (the "Fund") and further certifies that the person whose signature appears above is a duly elected, qualified and acting officer of the Fund with full power and authority to execute this Custody Agreement on behalf of the Fund and to take such other actions and execute such other documents as may be necessary to effectuate this Agreement.

  /s/ Michael J. Radmer
----------------------------------
            Secretary
SIT GROWTH FUND, INC.



                              THE NORTHERN TRUST COMPANY

                              By:  /s/ Michael J. Lies
                                   ------------------------------
                              Name:  Michael J. Lies
                              Title: Second Vice President

                                   SCHEDULE A

                       CERTIFICATION OF AUTHORIZED PERSONS

            Pursuant to paragraphs 1(b) and 18(a) of the Agreement, the undersigned officers of Sit Growth Fund, Inc. hereby certify that the person(s) whose name(s) and signature(s) appear below have been duly authorized by the Board of Directors to give Instructions on behalf of the Fund.

                             NAME                    SIGNATURE


            Eugene C. Sit                            /s/ Eugene C. Sit
            --------------------------------------------------------------------

            Peter L. Mitchelson                      /s/ Peter L. Mitchelson
            --------------------------------------------------------------------

            Mary K. Stern                            /s/ Mary K. Stern
            --------------------------------------------------------------------

            Michael C. Brilley                       /s/ Michael C. Brilley
            --------------------------------------------------------------------

            Roger J. Sit                             /s/ Roger J. Sit
            --------------------------------------------------------------------

            Paul E. Rasmussen                        /s/ Paul E. Rasmussen
            --------------------------------------------------------------------


Certified as of the _28th___ day of __July___________, 1999:


OFFICER:                                                    OFFICER:


 /s/ Mary K. Stern                      /s/ Paul E. Rasmussen
---------------------------------       -------------------------------
(Signature)                                  (Signature)

  Mary K. Stern                         Paul E. Rasmussen
---------------------------------       -------------------------------
(Name)                                       (Name)

 President                              Vice President
---------------------------------       -------------------------------
(Title)                                      (Title)

                                   SCHEDULE B


            * SIT GROWTH FUND, INC.


            As of July 1, 1999

            Sit Growth Fund

                                   SCHEDULE C

FEE SCHEDULE

            * SIT MUTUAL FUND GROUP

            Northern Trust has three components to its Global Custody fee structure:

            d) A variable charge on the market value of assets based upon the country of investment;
            e) A variable charge per transaction, and;
            f) A charge per investment manager portfolio.

            We do NOT impose additional charges for facsimile, telex, income collection, tax reclamation, administration or other "miscellaneous" activities. Execution costs, not limited to but including stamp duty, third-party foreign exchange, and re-registration charges will be passed through at cost if and as applicable.

            Global Custody fees are all inclusive and cover:

            * Safekeeping of assets

            * Settlement of trades

            * Facilitation of foreign exchange

            * Management of excess cash balances

            * Collection of interest and dividends

            * Tax withholding and reclamation

            * Proxy handling

            * Corporate actions

            * Fully audited monthly reporting

            * On-line daily reporting to all parties


MATERIAL CHANGES

            The fees quoted above are offered contingent upon the current levels of investment activity as indicated above. "Material" changes, for the purposes of this provision, will be changes in excess of 10% from the assumptions used.

INVOICES

            Invoices are presented at the end of each quarter on a quarter in arrears basis. All out of pocket expense recoveries are charged directly to the account(s) in the month following the actual expense

DOMESTIC FUNDS

            Domestic accounts                                  $0.00
            Market value(000,000s)                          0.75 bps
            Equity/Fixed income security trades                $6.00
            Cash & Equivalent security trades                 $10.00
            Wires transfers                                    $5.00
            Free delivery/receipt                             $10.00

INTERNATIONAL FUNDS

            Global accounts                                    $0.00
            Market value - Tier I (000s)                    0.75 bps
            Market value - Tier II (000s)                    3.0 bps
            Market value - Tier III (000s)                   8.0 bps
            Market value - Tier IV (000s)                   15.0 bps
            Market value - Tier V (000s)                    30.0 bps
            Security trades - Tier I/Equity                    $6.00
            Security trades - Tier I/Cash & Equiv             $10.00
            Security trades - Tier II                         $25.00
            Security trades - Tier III                        $50.00
            Security trades - Tier IV                         $75.00
            Security trades - Tier V                         $125.00
            Wire transfers                                     $5.00
            Free delivery/receipt                             $10.00


      Tier I                  United States

      Tier II Australia, Belgium, Canada, Denmark, Euroclear, France, Germany, Ireland, Italy, Japan, Luxembourg, Malaysia, Netherlands, New Zealand, Sweden and United Kingdom

      Tier III Austria, Hong Kong, Norway, Singapore, South Korea, Spain, Switzerland, Taiwan and Thailand

      Tier IV Argentina, China, Finland, Mexico, Portugal, Sri Lanka, South Africa and Turkey

      Tier V Bangladesh, Bolivia, Botswana, Brazil, Czech Rep., Chile, Colombia, Cyprus, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Morocco, Nigeria, Pakistan, Peru, Philippines, Poland, Trinidad, Tunisia, Uruguay, Venezuela, Vietnam and Zimbabwe

                                Sit Mutual Funds
                        Quarterly Custody Fee Assumption
                                1st Quarter 1999

                               1.19377 US ave bps
US
          Market Value US           1,935,317,432     0.75              36,287

          Security Trades
              Equity/Fixed                    951        6               5,706
              Cash & Equiv                    919       10               9,190
          Wires                             1,315        5               6,575
          Free Receipt/Delivery                 -       10                   -
          Security Holdings                 1,696        0                   -
          Accounts                             11        0                   -
          Total US                                                      57,758

Global                                      6.320 Glb Ave Bps
      Market Value
          Tier I                       22,178,394     0.75                 416
          Tier II                      61,750,074        3               4,631
          Tier III                     14,281,953        8               2,856
          Tier IV                         826,397       15                 310
          Tier V                        2,532,361       30               1,899
                                      101,569,177
      Transactions
          Tier I Equity/Fixed                  15        6                  90
          Tier I Cash/Equiv                   162       10               1,620
          Tier II                              38       25                 950
          Tier III                             14       50                 700
          Tier IV                               4       75                 300
          Tier V                               13      125               1,625

      Holdings                                146        0                   -
      Accounts                                  2        0                   -
      Wires                                   130        5                 650
      Free Receipt/Delivery                     -       10                   -
          Total Global                                                  16,048

          Total Custody Fees                                            73,806

                                CUSTODY AGREEMENT


            AGREEMENT dated as of July 1, 1999, between Sit Mutual Funds, Inc., a corporation organized under the laws of the State of Minnesota, having its principal office and place of business at 4600 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402 (the "Fund"), and THE NORTHERN TRUST COMPANY (the "Custodian"), an Illinois company with its principal place of business at 50 South LaSalle Street, Chicago, Illinois 60675.

                              W I T N E S S E T H:

            That for and in consideration of the mutual promises hereinafter set forth, the Fund and the Custodian agree as follows:


1.          Definitions.

            Whenever used in this Agreement or in any Schedules to this Agreement, the following words and phrases, unless the context otherwise requires, shall have the following meanings:

            (a) "Articles of Incorporation " shall mean the Articles of Incorporation of the Fund, including all amendments thereto.

            (b) "Authorized Person" shall be deemed to include the Chairman of the Board of Directors, the President, and any Vice President, the Secretary, the Treasurer or any other person, whether or not any such person is an officer or employee of the Fund, duly authorized by the Board of Directors to give Instructions on behalf of the Fund and listed in the certification annexed hereto as Schedule A or such other certification as may be received by the Custodian from time to time pursuant to Section 18(a).

            (c) "Board of Directors" shall mean the Board of Directors or Trustees of the Fund.

            (d) "Book-Entry System" shall mean the Federal Reserve/Treasury book-entry system for United States and federal agency securities, its successor or successors and its nominee or nominees.

            (e) "Depository" shall mean The Depository Trust Company, a clearing agency registered with the Securities and Exchange Commission under
            Section 17(a) of the Securities Exchange Act of 1934, as amended, its successor or successors and its nominee or nominees, the use of which is hereby specifically authorized. The term "Depository" shall further mean and include any other person named in an Instruction and approved by the Fund to act as a depository in the manner required by Rule 17f-4 of the 1940 Act, its successor or successors and its nominee or nominees.

            (f) "Instruction" shall mean written (including telecopied, telexed, or electronically transmitted in a form that can be converted to print) or oral instructions actually received by the Custodian which the Custodian reasonably believes were given by an Authorized Person. An Instruction shall also include any instrument in writing actually received by the Custodian which the Custodian reasonably believes to be genuine and to be signed by any two officers of the Fund, whether or not such officers are Authorized Persons. Except as otherwise provided in this Agreement, "Instructions" may include instructions given on a standing basis.

            (g) "1940 Act" shall mean the Investment Company Act of 1940, and the Rules and Regulations thereunder, all as amended from time to time.

            (h) "Portfolio" refers to each of the separate and distinct investment portfolios of the Fund which the Fund and the Custodian shall have agreed in writing shall be subject to this Agreement, as identified in Schedule B hereto.

            (i) "Prospectus" shall include each current prospectus and statement of additional information of the Fund with respect to a Portfolio.

            (j) "Shares" refers to the shares of the Fund.

            (k) "Security" or "Securities" shall be deemed to include bonds, debentures, notes, stocks, shares, evidences of indebtedness, and other securities, commodity interests and investments from time to time owned by the Fund and held in a Portfolio.

            (l) "Sub-Custodian" shall mean and include (i) any branch of the Custodian, (ii) any "eligible foreign custodian," as that term is defined in Rule 17f-5 under the 1940 Act, approved by the Fund in the manner required by Rule 17f-5, and (iii) any securities depository or clearing agency, incorporated or organized under the laws of a country other than the United States, which securities depository or clearing agency has been approved by the Fund in the manner required by Rule 17f-5; provided, that the Custodian or a Sub-Custodian has entered into an agreement with such securities depository or clearing agency.

            (m) "Transfer Agent" shall mean the person which performs as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Fund.

2.          Appointment of Custodian.

            (a) The Fund hereby constitutes and appoints the Custodian as custodian of all the Securities and moneys owned by or in the possession of a Portfolio during the period of this Agreement.

            (b) The Custodian hereby accepts appointment as such custodian and agrees to perform the duties thereof as hereinafter set forth.

3.          Appointment and Removal of Sub-Custodians.

            (a) The Custodian may appoint one or more Sub-Custodians to act as Depository or Depositories or as sub-custodian or sub-custodians of Securities and moneys at any time held in any Portfolio, upon the terms and conditions specified in this Agreement. The Custodian shall oversee the maintenance by any Sub-Custodian of any Securities or moneys of any Portfolio.

            (b) The Agreement between the Custodian and each Sub-Custodian described in clause (ii) or (iii) of Section 1(l) and acting hereunder shall contain the provisions required by Rule 17f-5 under the 1940 Act.

            (c) Prior to the Custodian's use of any Sub-Custodian described in clause (ii) or (iii) of Paragraph 1(l), the Fund must approve such Sub-Custodian in the manner required by Rule 17f-5 and provide the Custodian with satisfactory evidence of such approval.

            (d) The Custodian shall promptly take such steps as may be required to remove any Sub-Custodian that has ceased to be an "eligible foreign custodian" or has otherwise ceased to meet the requirements under Rule 17f-5. If the Custodian intends to remove any Sub-Custodian previously approved by the Fund pursuant to paragraph 3(c), and the Custodian proposes to replace such Sub-Custodian with a Sub-Custodian that has not yet been approved by the Fund, it will so notify the Fund and provide it with information reasonably necessary to determine such proposed Sub-Custodian's eligibility under Rule 17f-5, including a copy of the proposed agreement with such Sub-Custodian. The Fund shall at the meeting of the Board of Directors next following receipt of such notice and information determine whether to approve the proposed Sub-Custodian and will promptly thereafter give written notice of the approval or disapproval of the proposed action.

            (e) The Custodian hereby warrants to the Fund that in its opinion, after due inquiry, the established procedures to be followed by each Sub-Custodian (that is not a foreign securities depository or clearing agency) in connection with the safekeeping of property of a Portfolio pursuant to this Agreement afford protection for such property not materially different from that afforded by the Custodian's established safekeeping procedures with respect to similar property held by it in Chicago, Illinois.

4.          Use of Sub-Custodians.

            With respect to property of a Portfolio which is maintained by the Custodian in the custody of a Sub-Custodian pursuant to Section 3:

            (a) The Custodian will identify on its books as belonging to the particular Portfolio any property held by such Sub-Custodian.

            (b) In the event that a Sub-Custodian permits any of the Securities placed in its care to be held in an eligible foreign securities depository, such Sub-Custodian will be required by its agreement with the Custodian to identify on its books such Securities as being held for the account of the Custodian as a custodian for its customers.

            (c) Any Securities held by a Sub-Custodian will be subject only to the instructions of the Custodian or its agents; and any Securities held in an eligible foreign securities depository for the account of a Sub-Custodian will be subject only to the instructions of such Sub-Custodian.

            (d) The Custodian will only deposit property of a Portfolio in an account with a Sub-Custodian which includes exclusively the assets held by the Custodian for its customers, and will cause such account to be designated by such Sub-Custodian as a special custody account for the exclusive benefit of customers of the Custodian.

5.          Compensation.

            (a) The Fund will compensate the Custodian for its services rendered under this Agreement in accordance with the fees set forth in the Fee Schedule annexed hereto as Schedule C and incorporated herein. Such Fee Schedule does not include out-of-pocket disbursements of the Custodian for which the Custodian shall be entitled to bill separately; provided that out-of-pocket disbursements may include only the items specified in Schedule C.

            (b) If the Fund requests that the Custodian act as Custodian for any Portfolio hereafter established, at the time the Custodian commences serving as such for said Portfolio, the compensation for such services shall be reflected in a fee schedule for that Portfolio, dated and signed by an officer of each party hereto, which shall be attached to or otherwise reflected in Schedule C of this Agreement.

            (c) Any compensation agreed to hereunder may be adjusted from time to time by attaching to Schedule C, or replacing Schedule C with, a revised Fee Schedule, dated and signed by an officer of each party hereto.

            (d) The Custodian will bill the Fund for its services to each Portfolio hereunder as soon as practicable after the end of each calendar quarter, and said billings will be detailed in accordance with the Fee Schedule for the Fund. The Fund will promptly pay to the Custodian the amount of such billing. The Custodian shall have a claim of payment against the property in each Portfolio for any compensation or expense amount owing to the Custodian in connection with such Portfolio from time to time under this Agreement.

            (e) The Custodian (not the Fund) will be responsible for the payment of the compensation of each Sub-Custodian.

6.          Custody of Cash and Securities

            (a) Receipt and Holding of Assets. The Fund will deliver or cause to be delivered to the Custodian and any Sub-Custodians all Securities and moneys of any Portfolio at any time during the period of this Agreement and shall specify the Portfolio to which the Securities and moneys are to be specifically allocated. The Custodian will not be responsible for such Securities and moneys until actually received by it or by a Sub-Custodian. The Fund may, from time to time in its sole discretion, provide the Custodian with Instructions as to the manner in which and in what amounts Securities, and moneys of a Portfolio are to be held on behalf of such Portfolio in the Book-Entry System or a Depository. Securities and moneys of a Portfolio held in the Book-Entry System or a Depository will be held in accounts which include only assets of Custodian that are held for its customers.

            (b) Accounts and Disbursements. The Custodian shall establish and maintain a separate account for each Portfolio and shall credit to the separate account all moneys received by it or a Sub-Custodian for the account of such Portfolio and shall disburse, or cause a Sub-Custodian to disburse, the same only:

                        1. In payment for Securities purchased for the Portfolio, as provided in Section 7 hereof;

                        2. In payment of dividends or distributions with respect to the Shares of such Portfolio, as provided in Section 11 hereof;

                        3. In payment of original issue or other taxes with respect to the Shares of such Portfolio, as provided in
                        Section 12(c) hereof;

                        4. In payment for Shares which have been redeemed by such Portfolio, as provided in Section 12 hereof;

                        5. In payment of fees and in reimbursement of the expenses and liabilities of the Custodian attributable to the Fund, as provided in Sections 5 and 16(h) hereof;

                        6. Pursuant to Instructions setting forth the name of the Portfolio and the name and address of the person to whom the payment is to be made, the amount to be paid and the purpose for which payment is to be made.

            (c) Fail Float. In the event that any payment made for a Portfolio under this Section 6 exceeds the funds available in that Portfolio's account, the Custodian or relevant Sub-Custodian, as the case may be, may, in its discretion, advance the Fund on behalf of that Portfolio an amount equal to such excess and such advance shall be deemed an overdraft from the Custodian or such Sub-Custodian to that Portfolio payable on demand, bearing interest at the rate of interest customarily charged by the Custodian or such Sub-Custodian on similar overdrafts.

            (d) Confirmation and Statements. At least monthly, the Custodian shall furnish the Fund with a detailed statement of the Securities and moneys held by it and all Sub-Custodians for each Portfolio. Where securities purchased for a Portfolio are in a fungible bulk of securities registered in the name of the Custodian (or its nominee) or shown on the Custodian's account on the books of a Depository, the Book-Entry System or a Sub-Custodian, the Custodian shall maintain such records as are necessary to enable it to identify the quantity of those securities held for such Portfolio. In the absence of the filing in writing with the Custodian by the Fund of exceptions or objections to any such statement within 60 days after the date that a material defect is reasonably discoverable, the Fund shall be deemed to have approved such statement; and in such case or upon written approval of the Fund of any such statement the Custodian shall, to the extent permitted by law and provided the Custodian has met the standard of care in Section 16 hereof, be released, relieved and discharged with respect to all matters and things set forth in such statement as though such statement had been settled by the decree of a court of competent jurisdiction in an action in which the Fund and all persons having any equity interest in the Fund were parties.

            (e) Registration of Securities and Physical Separation. All Securities held for a Portfolio which are issued or issuable only in bearer form, except such Securities as are held in the Book-Entry System, shall be held by the Custodian or a Sub-Custodian in that form; all other Securities held for a Portfolio may be registered in the name of that Portfolio, in the name of any duly appointed registered nominee of the Custodian or a Sub-Custodian as the Custodian or such Sub-Custodian may from time to time determine, or in the name of the Book-Entry System or a Depository or their successor or successors, or their nominee or nominees. The Fund reserves the right to instruct the Custodian as to the method of registration and safekeeping of the Securities. The Fund agrees to furnish to the Custodian appropriate instruments to enable the Custodian or any Sub-Custodian to hold or deliver in proper form for transfer, or to register in the name of its registered nominee or in the name of the Book-Entry System or a Depository, any Securities which the Custodian of a Sub-Custodian may hold for the account of a Portfolio and which may from time to time be registered in the name of a Portfolio. The Custodian shall hold all such Securities specifically allocated to a Portfolio which are not held in the Book-Entry System or a Depository in a separate account for such Portfolio in the name of such Portfolio physically segregated at all times from those of any other person or persons.

            (f) Segregated Accounts. Upon receipt of an Instruction, the Custodian will establish segregated accounts on behalf of a Portfolio to hold liquid or other assets as it shall be directed by such Instruction and shall increase or decrease the assets in such segregated accounts only as it shall be directed by subsequent Instruction.

            (g) Collection of Income and Other Matters Affecting Securities. Except as otherwise provided in an Instruction, the Custodian, by itself or through the use of the Book-Entry System or a Depository with respect to Securities therein maintained, shall, or shall instruct the relevant Sub-Custodian to:

                        1. Collect all income due or payable with respect to Securities in accordance with this Agreement;

                        2. Present for payment and collect the amount payable upon all Securities which may mature or be called, redeemed or retired, or otherwise become payable;

                        3. Surrender Securities in temporary form for derivative Securities;

                        4. Execute any necessary declarations or certificates of ownership under the federal income tax laws or the laws or regulations of any other taxing authority now or hereafter in effect; and

                        5. Hold directly, or through the Book-Entry System or a Depository with respect to Securities therein deposited, for the account of each Portfolio all rights and similar Securities issued with respect to any Securities held by the Custodian or relevant Sub-Custodian for each Portfolio.

            (h) Delivery of Securities and Evidence of Authority. Upon receipt of an Instruction, the Custodian, directly or through the use of the Book-Entry System or a Depository, shall, or shall instruct the relevant Sub-Custodian to:

                        1. Execute and deliver or cause to be executed and delivered to such persons as may be designated in such Instructions, proxies, consents, authorizations, and any other instruments whereby the authority of the Fund as owner of any Securities may be exercised;

                        2. Deliver or cause to be delivered any Securities held for a Portfolio in exchange for other Securities or cash issued or paid in connection with the liquidation, reorganization, refinancing, merger, consolidation or recapitalization of any corporation, or the exercise of any conversion privilege;

                        3. Deliver or cause to be delivered any Securities held for a Portfolio to any protective committee, reorganization committee or other person in connection with the reorganization, refinancing, merger, consolidation or recapitalization or sale of assets of any corporation, and receive and hold under the terms of this Agreement in the separate account for each such Portfolio certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;

                        4. Make or cause to be made such transfers or exchanges of the assets specifically allocated to the separate account of a Portfolio and take such other steps as shall be stated in Written Instructions to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Fund;

                        5. Deliver Securities upon sale of such Securities for the account of a Portfolio pursuant to Section 7;

                        6. Deliver Securities upon the receipt of payment in connection with any repurchase agreement related to such Securities entered into on behalf of a Portfolio;

                        7. Deliver Securities of a Portfolio to the issuer thereof or its agent when such Securities are called, redeemed, retired or otherwise become payable; provided, however, that in any such case the cash or other consideration is to be delivered to the Custodian or Sub-Custodian, as the case may be;

                        8. Deliver Securities for delivery in connection with any loans of securities made by a Portfolio but only against receipt of adequate collateral as agreed upon from time to time by the Custodian and the Fund which may be in the form of cash or obligations issued by the United States Government, its agencies or instrumentalities;

                        9. Deliver Securities for delivery as security in connection with any borrowings by a Portfolio requiring a pledge of Portfolio assets, but only against receipt of the amounts borrowed;

                        10. Deliver Securities to the Transfer Agent or its designee or to the holders of Shares in connection with distributions in kind, in satisfaction of requests by holders of Shares for repurchase or redemption;

                        11. Deliver Securities for any other proper business purpose, but only upon receipt of, in addition to written Instructions, a copy of a resolution or other authorization of the Fund certified by the Secretary of the Fund, specifying the Securities to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper business purpose, and naming the person or persons to whom delivery of such Securities shall be made.

            (i) Endorsement and Collection of Checks, Etc. The Custodian is hereby authorized to endorse and collect all checks, drafts or other orders for the payment of money received by the Custodian for the account of a Portfolio.

            (j) Execution of Required Documents. The Custodian is hereby authorized to execute any and all applications or other documents required by a regulatory agency or similar entity as a condition of making investments in the foreign market under such entity's jurisdiction.

7.          Purchase and Sale of Securities.

            (a) Promptly after the purchase of Securities, the Fund or its designee shall deliver to the Custodian an Instruction specifying with respect to each such purchase: (1) the name of the Portfolio to which such Securities are to be specifically allocated; (2) the name of the issuer and the title of the Securities; (3) the number of shares or the principal amount purchased and accrued interest, if any; (4) the date of purchase and settlement; (5) the purchase price per unit; (6) the total amount payable upon such purchase; and (7) the name of the person from whom or the broker through whom the purchase was made, if any. The Custodian or specified Sub-Custodian shall receive the Securities purchased by or for a Portfolio and upon receipt thereof (or upon receipt of advice from a Depository or the Book-Entry System that the Securities have been transferred to the Custodian's account) shall pay to the broker or other person specified by the Fund or its designee out of the moneys held for the account of such Portfolio the total amount payable upon such purchase, provided that the same conforms to the total amount payable as set forth in such Instruction.

            (b) Promptly after the sale of Securities, the Fund or its designee shall deliver to the Custodian an Instruction specifying with respect to each such sale: (1) the name of the Portfolio to which the Securities sold were specifically allocated; (2) the name of the issuer and the title of the Securities; (3) the number of shares or principal amount sold, and accrued interest, if any; (4) the date of sale; (5) the sale price per unit; (6) the total amount payable to the Portfolio upon such sale; and (7) the name of the broker through whom or the person to whom the sale was made. The Custodian or relevant Sub-Custodian shall deliver or cause to be delivered the Securities to the broker or other person designated by the Fund upon receipt of the total amount payable to such Portfolio upon such sale, provided that the same conforms to the total amount payable to such Portfolio as set forth in such Instruction. Subject to the foregoing, the Custodian or relevant Sub-Custodian may accept payment in such form as shall be satisfactory to it, and may deliver Securities and arrange for payment in accordance with the customs prevailing among dealers in Securities.

            (c) Notwithstanding (a) and (b) above, cash in any of the Portfolios may be invested by the Custodian for short term purposes pursuant to standing Instructions from the Fund.

8.          Lending of Securities.

            If the Fund and the Custodian enter into a separate written agreement authorizing the Custodian to lend Securities, the Custodian may lend Securities pursuant to such agreement. Such agreement must be approved by the Fund in the manner required by any applicable law, regulation or administrative pronouncement, and may provide for the payment of additional reasonable compensation to the Custodian.

9.          Investment in Futures and Options

            The Custodian shall pursuant to Instructions (which may be standing instructions) (i) transfer initial margin to a safekeeping bank or, with respect to options, broker; (ii) pay or demand variation margin to or from a designated futures commission merchant or other broker based on daily marking to market calculations and in accordance with accepted industry practices; and (iii) subject to the Custodian's consent, enter into separate procedural, safekeeping or other agreements with safekeeping banks, futures commission merchants and other brokers pursuant to which such banks and, in the case of options, brokers, will act as custodian for initial margin deposits in transactions involving futures contracts and options. The Custodian shall have no custodial or investment responsibility for any assets transferred to a safekeeping bank, futures commission merchant or broker pursuant to this paragraph.

10.         Provisional Credits and Debits.

            (a) The Custodian is authorized, but shall not be obligated, to credit the account of a Portfolio provisionally on payable date with interest, dividends, distributions, redemptions or other amounts due. Otherwise, such amounts will be credited to the Portfolio on the date such amounts are actually received and reconciled to the Portfolio. In cases where the Custodian has credited a Portfolio with such amounts prior to actual collection and reconciliation, the Fund acknowledges that the Custodian shall be entitled to recover any such credit on demand from the Fund and further agrees that the Custodian may reverse such credit if and to the extent that Custodian does not receive such amounts in the ordinary course of business.

            (b) If the Portfolio is maintained as a global custody account it shall participate in the Custodian's contractual settlement date processing service ("CSDP") unless the Custodian directs the Fund, or the Fund informs the Custodian, otherwise. Pursuant to CSDP the Custodian shall be authorised, but not obligated, to automatically credit or debit the Portfolio provisionally on contractual settlement date with cash or securities in connection with any sale, exchange or purchase of securities. Otherwise, such cash or securities shall be credited to the Portfolio on the day such cash or securities are actually received by the Custodian and reconciled to the Portfolio. In cases where the Custodian credits or debits the Portfolio with cash or securities prior to actual receipt and reconciliation, the Custodian may reverse such credit or debit as of contractual settlement date if and to the extent that any securities delivered by the Custodian are returned by the recipient, or if the related transaction fails to settle (or fails, due to market change or other reasons, to settle on terms which provide the Custodian full reimbursement of any provisional credit the Custodian has granted) within a period of time judged reasonable by the Custodian under the circumstances. The Fund agrees that it will not make any claim or pursue any legal action against the Custodian for loss or other detriment allegedly arising or resulting from the Custodian's good faith determination to effect, not effect or reverse any provisional credit or debit to the Portfolio.

                        The Fund acknowledges and agrees that funds debited from
            the Portfolio on contractual settlement date including, without limitation, funds provided for the purchase of any securities under circumstances where settlement is delayed or otherwise does not take place in a timely manner for any reason, shall be held pending actual settlement of the related purchase transaction in a non-interest bearing deposit at the Custodian's London Branch; that such funds shall be available for use in the Custodian's general operations; and that the Custodian's maintenance and use of such funds in such circumstances are, without limitation, in consideration of the Custodian's providing CSDP.

            (c) The Fund recognizes that any decision to effect a provisional credit or an advancement of the Custodian's own funds under this agreement will be an accommodation granted entirely at the Custodian's option and in light of the particular circumstances, which circumstances may involve conditions in different countries, markets and classes of assets at different times. The Fund shall make the Custodian whole for any loss which it may incur from granting such accommodations and acknowledges that the Custodian shall be entitled to recover any relevant amounts from the Fund on demand. All amounts thus due to the Custodian shall be paid by the Fund from the account of the relevant Portfolio unless otherwise paid on a timely basis and in that connection the Fund acknowledges that the Custodian has a continuing lien on all assets of such Portfolio to secure such payments and agrees that the Custodian may apply or set off against such amounts any amounts credited by or due from the Custodian to the Fund. If funds in the Portfolio are insufficient to make any such payment the Fund shall promptly deliver to the Custodian the amount of such deficiency in immediately available funds when and as specified by the Custodian's written or oral notification to the Fund.

           (d) In connection with the Custodian's global custody service the Fund will maintain deposits at the Custodian's London Branch. The Fund acknowledges and agrees that such deposits are payable only in the currency in which an applicable deposit is denominated; that such deposits are payable only on the Fund's demand at the Custodian's London Branch; that such deposits are not payable at any of the Custodian's offices in the United States; and that the Custodian will not in any manner directly or indirectly promise or guarantee any such payment in the United States.

                       The Fund further acknowledges and agrees that such deposits are subject to cross-border risk, and therefore the Custodian will have no obligation to make payment of deposits if and to the extent that the Custodian is prevented from doing so by reason of applicable law or regulation or any Sovereign Risk event affecting the London Branch or the currency in which the applicable deposit is denominated. "Sovereign Risk" for this purpose means nationalisation, expropriation, devaluation, revaluation, confiscation, seizure, cancellation, destruction or similar action by any governmental authority, de facto or de jure; or enactment, promulgation, imposition or enforcement by any such governmental authority of currency restrictions, exchange controls, taxes, levies or other charges affecting the property rights of persons who are not residents of the affected jurisdiction; or acts of war, terrorism, insurrection or revolution; or any other act or event beyond the Custodian's control.

                       THE FUND ACKNOWLEDGES AND AGREES THAT DEPOSIT ACCOUNTS MAINTAINED AT FOREIGN BRANCHES OF UNITED STATES BANKS (INCLUDING, IF APPLICABLE, ACCOUNTS IN WHICH CUSTOMER FUNDS FOR THE PURCHASE OF SECURITIES ARE HELD ON AND AFTER CONTRACTUAL SETTLEMENT DATE), ARE NOT INSURED BY THE U.S. FEDERAL DEPOSIT INSURANCE CORPORATION; MAY NOT BE GUARANTEED BY ANY LOCAL OR FOREIGN GOVERNMENTAL AUTHORITY; ARE UNSECURED; AND IN A LIQUIDATION MAY BE SUBORDINATED IN PRIORITY OF PAYMENT TO DOMESTIC (U.S.- DOMICILED) DEPOSITS. THEREFORE, BENEFICIAL OWNERS OF SUCH FOREIGN BRANCH DEPOSITS MAY BE UNSECURED CREDITORS OF THE NORTHERN TRUST COMPANY.

                       Deposit account balances that are owned by United States residents are expected to be maintained in an aggregate amount of at least $100,000 or the equivalent in other currencies.

11.         Payment of Dividends or Distributions.

            (a) In the event that the Board of Directors of the Fund (or a committee thereof) authorizes the declaration of dividends or distributions with respect to a Portfolio, an Authorized Person shall provide the Custodian with Instructions specifying the record date, the date of payment of such distribution and the total amount payable to the Transfer Agent or its designee on such payment date.

            (b) Upon the payment date specified in such Instructions, the Custodian shall pay the total amount payable to the Transfer Agent or its designee out of the moneys specifically allocated to and held for the account of the appropriate Portfolio.

12.         Sale and Redemption of Shares.

            (a) Whenever the Fund shall sell any Shares, the Fund shall deliver or cause to be delivered to the Custodian an Instruction specifying the name of the Portfolio whose Shares were sold and the amount to be received by the Custodian for the sale of such Shares.

            (b) Upon receipt of such amount from the Transfer Agent or its designee, the Custodian shall credit such money to the separate account of the Portfolio specified in the Instruction described in paragraph (a) above.

            (c) Upon issuance of any Shares in accordance with the foregoing provisions of this Section 12, the Custodian shall pay all original issue or other taxes required to be paid in connection with such issuance upon the receipt of an Instruction specifying the amount to be paid.

            (d) Except as provided hereafter, whenever any Shares are redeemed, the Fund shall deliver or cause to be delivered to the Custodian an Instruction specifying the name of the Portfolio whose Shares were redeemed and the total amount to be paid for the Shares redeemed.

            (e) Upon receipt of an Instruction described in paragraph (d) above, the Custodian shall pay to the Transfer Agent (or such other person as the Transfer Agent directs) the total amount specified in such Instruction. Such payment shall be made from the separate account of the Portfolio specified in such Instruction.

13.         Indebtedness.

            (a) The Fund or its designee will cause to be delivered to the Custodian by any bank (excluding the Custodian) from which the Fund borrows money, using Securities as collateral, a notice or undertaking in the form currently employed by any such bank setting forth the amount which such bank will loan to the Fund against delivery of a stated amount of collateral. The Fund shall promptly deliver to the Custodian an Instruction stating with respect to each such borrowing: (1) the name of the Portfolio for which the borrowing is to be made; (2) the name of the bank; (3) the amount and terms of the borrowing, which may be set forth by incorporating by reference an attached promissory note, duly endorsed by the Fund, or other loan agreement; (4) the time and date, if known, on which the loan is to be entered into (the "borrowing date"); (5) the date on which the loan becomes due and payable; (6) the total amount payable to the Fund for the separate account of the Portfolio on the borrowing date; (7) the market value of Securities to be delivered as collateral for such loan, including the name of the issuer, the title and the number of shares or the principal amount of any particular Securities; (8) whether the Custodian is to deliver such collateral through the Book-Entry System or a Depository; and (9) a statement that such loan is in conformance with the 1940 Act and the Prospectus.

            (b) Upon receipt of the Instruction referred to in paragraph (a) above, the Custodian shall deliver on the borrowing date the specified collateral and the executed promissory note, if any, against delivery by the lending bank of the total amount of the loan payable, provided that the same conforms to the total amount payable as set forth in the Instruction. The Custodian may, at the option of the lending bank, keep such collateral in its possession, but such collateral shall be subject to all rights therein given the lending bank by virtue of any promissory note or loan agreement. The Custodian shall deliver as additional collateral in the manner directed by the Fund from time to time such Securities specifically allocated to such Portfolio as may be specified in the Instruction to collateralize further any transaction described in this Section
            13. The Fund shall cause all Securities released from collateral status to be returned directly to the Custodian, and the Custodian shall receive from time to time such return of collateral as may be tendered to it. In the event that the Fund fails to specify in such Instruction all of the information required by this Section 13, the Custodian shall not be under any obligation to deliver any Securities. Collateral returned to the Custodian shall be held hereunder as it was prior to being used as collateral.

14.         Corporate Action.

            Whenever the Custodian or any Sub-Custodian receives information concerning Securities held for a Portfolio which requires discretionary action by the beneficial owner of the Securities (other than a proxy), such as subscription rights, bond issues, stock repurchase plans and rights offerings, or legal notices or other material intended to be transmitted to Securities holders ("Corporate Actions"), the Custodian will give the Fund or its designee notice of such Corporate Actions to the extent that the Custodian's central corporate actions department has actual knowledge of a Corporate Action in time to notify the Fund.

            When a rights entitlement or a fractional interest resulting from a rights issue, stock dividend, stock split or similar Corporate Action which bears an expiration date is received, the Custodian will endeavor to obtain an Instruction relating to such Corporate Action from an Authorized Person, but if such Instruction is not received in time for the Custodian to take timely action, or actual notice of such Corporate Action was received too late to seek such an Instruction, the Custodian is authorized to sell, or cause a Sub-Custodian to sell, such rights entitlement or fractional interest and to credit the applicable account with the proceeds and to take any other action it deems, in good faith, to be appropriate, in which case, provided it has met the standard of care in Section 16 hereof, it shall be held harmless by the particular Portfolio involved for any such action.

            The Custodian will deliver proxies to the Fund or its designated agent pursuant to special arrangements which may have been agreed to in writing between the parties hereto. Such proxies shall be executed in the appropriate nominee name relating to Securities registered in the name of such nominee but without indicating the manner in which such proxies are to be voted; and where bearer Securities are involved, proxies will be delivered in accordance with an applicable Instruction, if any.

15.         Persons Having Access to the Portfolios.

            (a) Neither the Fund nor any officer, director, employee or agent of the Fund, the Fund's investment adviser, or any sub-investment adviser, shall have physical access to the assets of any Portfolio held by the Custodian or any Sub-Custodian or be authorized or permitted to withdraw any investments of a Portfolio, nor shall the Custodian or any Sub-Custodian deliver any assets of a Portfolio to any such person. No officer, director, employee or agent of the Custodian who holds any similar position with the Fund's investment adviser, with any sub-investment adviser of the Fund or with the Fund shall have access to the assets of any Portfolio.

            (b) Nothing in this Section 15 shall prohibit any Authorized Person from giving Instructions to the Custodian so long as such Instructions do not result in delivery of or access to assets of a Portfolio prohibited by paragraph (a) of this Section 15.

            (c) The Custodian represents that it maintains a system that is reasonably designed to prevent unauthorized persons from having access to the assets that it holds (by any means) for its customers.

16.         Concerning the Custodian.

            (a) Scope of Services. The Custodian shall be obligated to perform only such services as are set forth in this Agreement or expressly contained in an Instruction given to the Custodian which is not contrary to the provisions of this Agreement.

            (b) Standard of Care.

                        1. The Custodian will use reasonable care with respect to its obligations under this Agreement and the safekeeping of property of the Portfolios. The Custodian shall be liable to, and shall indemnify and hold harmless the Fund from and against any loss which shall occur as the result of the failure of the Custodian or a Sub-Custodian (other than a foreign securities depository or clearing agency) to exercise reasonable care with respect to their respective obligations under this Agreement and the safekeeping of such property. The determination of whether the Custodian or Sub-Custodian has exercised reasonable care in connection with the safekeeping of Fund property shall be made in light of the standards applicable to the Custodian with respect to similar property held by it in Chicago, Illinois. The determination of whether the Custodian or Sub-Custodian has exercised reasonable care in connection with their other obligations under this Agreement shall be made in light of prevailing standards applicable to professional custodians in the jurisdiction in which such custodial services are performed. In the event of any loss to the Fund by reason of the failure of the Custodian or a Sub-Custodian (other than a foreign securities depository or clearing agency) to exercise reasonable care, the Custodian shall be liable to the Fund only to the extent of the Fund's direct damages and expenses, which damages, for purposes of property only, shall be determined based on the market value of the property which is the subject of the loss at the date of discovery of such loss and without reference to any special condition or circumstances.

                        2. The Custodian will not be responsible for any act, omission, or default of, or for the solvency of, any foreign securities depository or clearing agency approved by the Board of Directors pursuant to Section
                        (1)(l) or Section 3 hereof.

                        3. The Custodian will not be responsible for any act, omission, or default of, or for the solvency of, any broker or agent (not referred to in paragraph (b)(2) above) which it or a Sub-Custodian appoints and uses unless such appointment and use is made or done negligently or in bad faith. In the event such an appointment and use is made or done negligently or in bad faith, the Custodian shall be liable to the Fund only for direct damages and expenses (determined in the manner described in paragraph (b)(1) above) resulting from such appointment and use and, in the case of any loss due to an act, omission or default of such agent or broker, only to the extent that such loss occurs as a result of the failure of the agent or broker to exercise reasonable care ("reasonable care" for this purpose to be determined in light of the prevailing standards applicable to agents or brokers, as appropriate, in the jurisdiction where the services are performed).

                        4. The Custodian shall be entitled to rely, and may act, upon the advice of counsel (who may be counsel for the Fund) on all matters and shall be without liability for any action reasonably taken or omitted in good faith and without negligence pursuant to such advice.

                        5. The Custodian shall be entitled to rely upon any Instruction it receives pursuant to the applicable Sections of this Agreement that it reasonably believes to be genuine and to be from an Authorized Person. In the event that the Custodian receives oral Instructions, the Fund or its designee shall cause to be delivered to the Custodian, by the close of business on the same day that such oral Instructions were given to the Custodian, written Instructions confirming such oral Instructions, whether by hand delivery, telex or otherwise. The Fund agrees that the fact that no such confirming written Instructions are received by the Custodian shall in no way affect the validity of the transactions or enforceability of the transactions hereby authorized by the Fund. The Fund agrees that the Custodian shall incur no liability to the Fund in connection with (i) acting upon oral Instructions given to the Custodian hereunder, provided such instructions reasonably appear to have been received from an Authorized Person or (ii) deciding not to act solely upon oral Instructions, provided that the Custodian first contacts the giver of such oral Instructions and requests written confirmation immediately following any such decision not to act.

                        6. The Custodian shall supply the Fund or its designee with such daily information regarding the cash and Securities positions and activity of each Portfolio as the Custodian and the Fund or its designee shall from time to time agree. It is understood that such information will not be audited by the Custodian and the Custodian represents that such information will be the best information then available to the Custodian. The Custodian shall have no responsibility whatsoever for the pricing of Securities, accruing for income, valuing the effect of Corporate Actions, or for the failure of the Fund or its designee to reconcile differences between the information supplied by the Custodian and information obtained by the Fund or its designee from other sources, including but not limited to pricing vendors and the Fund's investment adviser. Subject to the foregoing, to the extent that any miscalculation by the Fund or its designee of a Portfolio's net asset value is attributable to the willful misfeasance, bad faith or negligence of the Custodian (including any Sub-Custodian other than a foreign securities depository or clearing agency) in supplying or omitting to supply the Fund or its designee with information as aforesaid, the Custodian shall be liable to the Fund for any resulting loss (subject to such de minimis rule of change in value as the Board of Directors may from time to time adopt).

            (c) Limit of Duties. Without limiting the generality of the foregoing, the Custodian shall be under no duty or obligation to inquire into, and shall not be liable for:

                        1. The validity of the issue of any Securities purchased by any Portfolio, the legality of the purchase thereof, or the propriety of the amount specified by the Fund or its designee for payment therefor;

                        2. The legality of the sale of any Securities by any Portfolio or the propriety of the amount of consideration for which the same are sold;

                        3. The legality of the issue or sale of any Shares, or the sufficiency of the amount to be received therefor;

                        4. The legality of the redemption of any Shares, or the propriety of the amount to be paid therefor;

                        5. The legality of the declaration or payment of any dividend or distribution by the Fund; or

                        6. The legality of any borrowing.

            (d) The Custodian need not maintain any insurance for the exclusive benefit of the Fund, but hereby warrants that as of the date of this Agreement it is maintaining a bankers Blanket Bond and hereby agrees to notify the Fund in the event that such bond is canceled or otherwise lapses.

            (e) Consistent with and without limiting the language contained in
            Section 16(a), it is specifically acknowledged that the Custodian shall have no duty or responsibility to:

                        1. Question any Instruction or make any suggestions to the Fund or an Authorized Person regarding any Instruction;

                        2. Supervise or make recommendations with respect to investments or the retention of Securities;

                        3. Subject to Section 16(b)(3) hereof, evaluate or report to the Fund or an Authorized Person regarding the financial condition of any broker, agent or other party to which Securities are delivered or payments are made pursuant to this Agreement; or

                        4. Review or reconcile trade confirmations received from brokers.

            (f) Amounts Due from or to Transfer Agent. The Custodian shall not be under any duty or obligation to take action to effect collection of any amount due to any Portfolio from the Transfer Agent or its designee nor to take any action to effect payment or distribution by the Transfer Agent or its designee of any amount paid by the Custodian to the Transfer Agent in accordance with this Agreement.

            (g) No Duty to Ascertain Authority. The Custodian shall not be under any duty or obligation to ascertain whether any Securities at any time delivered to or held by it for the Fund and specifically allocated to a Portfolio are such as may properly be held by the Fund under the provisions of the Articles of Incorporation and the Prospectus.

            (h) Indemnification. The Fund agrees to indemnify and hold the Custodian harmless from all loss, cost, taxes, charges, assessments, claims, and liabilities (including, without limitation, liabilities arising under the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act and state or foreign securities laws) and expenses (including reasonable attorneys fees and disbursements) arising directly or indirectly from any action taken or omitted by the Custodian (i) at the request or on the direction of or in reliance on the advice of the Fund or in reasonable reliance upon the Prospectus or (ii) upon an Instruction; provided, that the foregoing indemnity shall not apply to any loss, cost, tax, charge, assessment, claim, liability or expense to the extent the same is attributable to the Custodian's or any Sub-Custodian's (other than a foreign securities depository or clearing agency) negligence, willful misconduct, bad faith or reckless disregard of duties and obligations under this Agreement or any other agreement relating to the custody of Fund property.

            (i) The Fund agrees to hold the Custodian harmless from any liability or loss resulting from the imposition or assessment of any taxes or other governmental charges on a Portfolio.

            (j) Without limiting the foregoing, the Custodian shall not be liable for any loss which results from:

                        1. the general risk of investing;

                        2. subject to Section 16(b) hereof, investing or holding property in a particular country including, but not limited to, losses resulting from nationalization, expropriation or other governmental actions; regulation of the banking or securities industry; currency restrictions, devaluations or fluctuations; and market conditions which prevent the orderly execution of securities transactions or affect the value of property held pursuant to this Agreement; or

                        3. consequential, special or punitive damages for any act or failure to act under any provision of this Agreement, even if advised of the possibility thereof.

            (k) Force Majeure. No party shall be liable to the other for any delay in performance, or non- performance, of any obligation hereunder to the extent that the same is due to forces beyond its reasonable control, including but not limited to delays, errors or interruptions caused by the other party or third parties, any industrial, juridical, governmental, civil or military action, acts of terrorism, insurrection or revolution, nuclear fusion, fission or radiation, failure or fluctuation in electrical power, heat, light, air conditioning or telecommunications equipment, or acts of God.

            (l) Inspection of Books and Records. The Custodian shall create and maintain all records relating to its activities and obligations under this Agreement in such manner as will meet the obligations of the Fund under the 1940 Act, with particular attention to Section 31 thereof and Rules 31a-1 and 31a-2 thereunder, and under applicable federal and state laws. All such records shall be the property of the Fund and shall at all times during regular business hours of the Custodian be open for inspection by duly authorized officers, employees and agents of the Fund and by the appropriate employees of the Securities and Exchange Commission. The Custodian shall, at the Fund's request, supply the Fund with a tabulation of Securities and shall, when requested to do so by the Fund and for such compensation as shall be agreed upon between the Fund and the Custodian, include certificate numbers in such tabulations.

            (m) Accounting Control Reports. The Custodian shall provide the Fund with any report obtained by the Custodian on the system of internal accounting control of the Book-Entry System, each Depository, and each Sub-Custodian and with an annual report on its own systems of internal accounting control.

17.         Term and Termination.

            (a) This Agreement shall become effective on the date first set forth above (the "Effective Date") and shall continue in effect thereafter until terminated in accordance with Section 17(b).

            (b) Either of the parties hereto may terminate this Agreement with respect to any Portfolio by giving to the other party a notice in writing specifying the date of such termination, which, in case the Fund is the terminating party, shall be not less than 60 days after the date of Custodian receives such notice or, in case the Custodian is the terminating party, shall be not less than 90 days after the date the Fund receives such notice. In the event such notice is given by the Fund, it shall be accompanied by a certified resolution of the Board of Directors, electing to terminate this Agreement with respect to any Portfolio and designating a successor custodian or custodians.

            In the event such notice is given by the Custodian, the Fund shall, on or before the termination date, deliver to the Custodian a certified resolution of the Board of Directors, designating a successor custodian or custodians. In the absence of such designation by the Fund, the Custodian may designate a successor custodian, which shall be a person qualified to so act under the 1940 Act. If the Fund fails to designate a successor custodian with respect to any Portfolio, the Fund shall upon the date specified in the notice of termination of this Agreement and upon the delivery by the Custodian of all Securities (other than Securities held in the Book-Entry System which cannot be delivered to the Fund) and moneys of such Portfolio, be deemed to be its own custodian and the Custodian shall thereby be relieved of all duties and responsibilities pursuant to this Agreement, other than the duty with respect to Securities held in the Book-Entry System which cannot be delivered to the Fund.

            (c) Upon the date set forth in such notice under paragraph (b) of this Section 17, this Agreement shall terminate to the extent specified in such notice, and the Custodian shall upon receipt of a notice of acceptance by the successor custodian on that date deliver directly to the successor custodian all Securities and moneys then held by the Custodian and specifically allocated to the Portfolio or Portfolios specified, after deducting all fees, expenses and other amounts for the payment or reimbursement of which it shall then be entitled with respect to such Portfolio or Portfolios.

18.         Miscellaneous.

            (a) Annexed hereto as Schedule A is a certification signed by two of the present officers of the Fund setting forth the names of the present Authorized Persons. The Fund agrees to furnish to the Custodian a new certification in similar form in the event that any such present Authorized Person ceases to be such an Authorized Person or in the event that other or additional Authorized Persons are elected or appointed. Until such new certification is received by the Custodian, the Custodian shall be fully protected in acting under the provisions of this Agreement upon Instructions which Custodian reasonably believes were given by an Authorized Person, as identified in the last delivered certification. Unless such certification specifically limits the authority of an Authorized Person to specific matters or requires that the approval of another Authorized Person is required, Custodian shall be under no duty to inquire into the right of such person, acting alone, to give any instructions whatsoever under this Agreement.

            (b) Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, shall be sufficiently given if addressed to the Custodian and mailed or delivered to it at its offices at its address stated on the first page hereof or at such other place as the Custodian may from time to time designate in writing.

            (c) Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Fund, shall be sufficiently given if addressed to the Fund and mailed or delivered to it at its offices at its address shown on the first page hereof or at such other place as the Fund may from time to time designate in writing.

            (d) Except as expressly provided herein, Agreement may not be amended or modified in any manner except by a written agreement executed by both parties with the same formality as this Agreement.

            (e) This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Fund without the written consent of the Custodian, or by the Custodian without the written consent of the Fund, and any attempted assignment without such written consent shall be null and void.

            (f) This Agreement shall be construed in accordance with the laws of the State of Illinois.

            (g) The captions of the Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

            (h) This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

                  IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective representatives duly authorized as of the day and year first above written.

                             SIT MUTUAL FUNDS, INC.


                             By:   /s/ Mary K. Stern
                                   ------------------------------
                             Name:  Mary K. Stern
                             Title: President


The undersigned, Michael J. Radmer, does hereby certify that he/she is the duly elected, qualified and acting Secretary of Sit Mutual Funds, Inc. (the "Fund") and further certifies that the person whose signature appears above is a duly elected, qualified and acting officer of the Fund with full power and authority to execute this Custody Agreement on behalf of the Fund and to take such other actions and execute such other documents as may be necessary to effectuate this Agreement.

  /s/ Michael J. Radmer
----------------------------------------
            Secretary
      SIT MUTUAL FUNDS, INC.



                             THE NORTHERN TRUST COMPANY

                             By:   /s/ Michael J. Lies
                                   ----------------------------
                             Name:  Michael J. Lies
                             Title: Second Vice President

                                   SCHEDULE A

                       CERTIFICATION OF AUTHORIZED PERSONS

            Pursuant to paragraphs 1(b) and 18(a) of the Agreement, the undersigned officers of Sit Mutual Funds, Inc. hereby certify that the person(s) whose name(s) and signature(s) appear below have been duly authorized by the Board of Directors to give Instructions on behalf of the Fund.

                             NAME                    SIGNATURE


            Eugene C. Sit                            /s/ Eugene C. Sit
            --------------------------------------------------------------------

            Peter L. Mitchelson                      /s/ Peter L. Mitchelson
            --------------------------------------------------------------------

            Mary K/ Stern                            /s/ Mary K. Stern
            --------------------------------------------------------------------

            Michael C. Brilley                       /s/ Michael C. Brilley
            --------------------------------------------------------------------

            Roger J. Sit                             /s/ Roger J. Sit
            --------------------------------------------------------------------

            Paul E. Rasmussen                        /s/ Paul E. Rasmussen
            --------------------------------------------------------------------


Certified as of the _28th___ day of __July___________, 1999:


OFFICER:                                                    OFFICER:


 /s/ Mary K. Stern                      /s/ Paul E. Rasmussen
---------------------------------       -------------------------------
(Signature)                                  (Signature)

  Mary K. Stern                         Paul E. Rasmussen
---------------------------------       -------------------------------
(Name)                                       (Name)

 President                              Vice President
---------------------------------       -------------------------------
(Title)                                      (Title)

                                   SCHEDULE B


            * SIT MUTUAL FUNDS, INC.


            As of July 1, 1999

            Sit International Growth Fund (Series A)
            Sit Balanced Fund (Series B)
            Sit Developing Markets Growth Fund (Series C)
            Sit Small Cap Growth Fund (Series D)
            Sit Science and Technology Growth Fund (Series E)
            Sit Regional Growth Fund (Series F)

                                   SCHEDULE C

FEE SCHEDULE

            * SIT MUTUAL FUND GROUP

            Northern Trust has three components to its Global Custody fee structure:

            g) A variable charge on the market value of assets based upon the country of investment;
            h) A variable charge per transaction, and;
            i) A charge per investment manager portfolio.

            We do NOT impose additional charges for facsimile, telex, income collection, tax reclamation, administration or other "miscellaneous" activities. Execution costs, not limited to but including stamp duty, third-party foreign exchange, and re-registration charges will be passed through at cost if and as applicable.

            Global Custody fees are all inclusive and cover:

            * Safekeeping of assets

            * Settlement of trades

            * Facilitation of foreign exchange

            * Management of excess cash balances

            * Collection of interest and dividends

            * Tax withholding and reclamation

            * Proxy handling

            * Corporate actions

            * Fully audited monthly reporting

            * On-line daily reporting to all parties


MATERIAL CHANGES

            The fees quoted above are offered contingent upon the current levels of investment activity as indicated above. "Material" changes, for the purposes of this provision, will be changes in excess of 10% from the assumptions used.

INVOICES

            Invoices are presented at the end of each quarter on a quarter in arrears basis. All out of pocket expense recoveries are charged directly to the account(s) in the month following the actual expense

DOMESTIC FUNDS

            Domestic accounts                                    $0.00
            Market value(000,000s)                            0.75 bps
            Equity/Fixed income security trades                  $6.00
            Cash & Equivalent security trades                   $10.00
            Wires transfers                                      $5.00
            Free delivery/receipt                               $10.00

INTERNATIONAL FUNDS

            Global accounts                                      $0.00
            Market value - Tier I (000s)                      0.75 bps
            Market value - Tier II (000s)                      3.0 bps
            Market value - Tier III (000s)                     8.0 bps
            Market value - Tier IV (000s)                     15.0 bps
            Market value - Tier V (000s)                      30.0 bps
            Security trades - Tier I / Equity                    $6.00
            Security trades - Tier I / Cash & Equiv             $10.00
            Security trades - Tier II                           $25.00
            Security trades - Tier III                          $50.00
            Security trades - Tier IV                           $75.00
            Security trades - Tier V                           $125.00
            Wire transfers                                       $5.00
            Free delivery/receipt                               $10.00


      Tier I                  United States

      Tier II Australia, Belgium, Canada, Denmark, Euroclear, France, Germany, Ireland, Italy, Japan, Luxembourg, Malaysia, Netherlands, New Zealand, Sweden and United Kingdom

      Tier III Austria, Hong Kong, Norway, Singapore, South Korea, Spain, Switzerland, Taiwan and Thailand

      Tier IV Argentina, China, Finland, Mexico, Portugal, Sri Lanka, South Africa and Turkey

      Tier V Bangladesh, Bolivia, Botswana, Brazil, Czech Rep., Chile, Colombia, Cyprus, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Morocco, Nigeria, Pakistan, Peru, Philippines, Poland, Trinidad, Tunisia, Uruguay, Venezuela, Vietnam and Zimbabwe

                                Sit Mutual Funds
                        Quarterly Custody Fee Assumption
                                1st Quarter 1999

                               1.19377 US ave bps
US
          Market Value US           1,935,317,432     0.75              36,287

          Security Trades
              Equity/Fixed                    951        6               5,706
              Cash & Equiv                    919       10               9,190
          Wires                             1,315        5               6,575
          Free Receipt/Delivery                 -       10                   -
          Security Holdings                 1,696        0                   -
          Accounts                             11        0                   -
          Total US                                                      57,758

Global                                      6.320 Glb Ave Bps
      Market Value
          Tier I                       22,178,394     0.75                 416
          Tier II                      61,750,074        3               4,631
          Tier III                     14,281,953        8               2,856
          Tier IV                         826,397       15                 310
          Tier V                        2,532,361       30               1,899
                                      101,569,177
      Transactions
          Tier I Equity/Fixed                  15        6                  90
          Tier I Cash/Equiv                   162       10               1,620
          Tier II                              38       25                 950
          Tier III                             14       50                 700
          Tier IV                               4       75                 300
          Tier V                               13      125               1,625

      Holdings                                146        0                   -
      Accounts                                  2        0                   -
      Wires                                   130        5                 650
      Free Receipt/Delivery                     -       10                   -
          Total Global                                                  16,048

          Total Custody Fees                                            73,806

                                 FIRST AMENDMENT
                              TO CUSTODY AGREEMENT


            This instrument dated July 1, 1999, is a First Amendment to that certain Custody Agreement dated July 1, 1999, by and between Sit Mutual Funds, Inc., a corporation organized under the laws of the State of Minnesota, having its principal office and place of business at 4600 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota (the "Fund"), and THE NORTHERN TRUST COMPANY (the "Custodian"), an Illinois company with its principal place of business at 50 South LaSalle Street, Chicago, Illinois 60675.

            WHEREAS, the Fund is a registered open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act");

            WHEREAS, the Fund has retained Custodian to furnish custodial services;

            WHEREAS, the Board of Directors of the Fund wishes to delegate to Custodian certain responsibilities of managing the Fund's foreign custody arrangements as provided in Rule 17f-5 under the 1940 Act, except with respect to central depositories and clearing agencies or with respect to custody arrangements in the countries listed on Schedule I, attached, as that Schedule may be amended from time to time by written notice to the Fund;

            WHEREAS, the Board of Directors of the Fund has determined that it is reasonable to rely on Custodian to perform the responsibilities delegated to it under this Amendment;

            NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

            1. Section 1(l) of the Custody Agreement is amended to read as follows:

            (l) "Sub-Custodian" shall mean and include (i) any branch of the Custodian, (ii) any "eligible foreign custodian," as that term is defined in Rule 17f-5 under the 1940 Act, approved by the Fund or a Delegate of the Fund in the manner required by Rule 17f-5, and (iii) any securities depository or clearing agency, incorporated or organized under the laws of a country other than the United States, which securities depository or clearing agency has been approved by the Fund or a Delegate of the Fund in the manner required by Rule 17f-5; provided, that the Custodian or a Sub-Custodian has entered into an agreement with such securities depository or clearing agency.

            2. The following is added as Section 1(n):

            (n) "Delegate of the Fund" shall mean and include any entity to whom the Board of Directors of the Fund has delegated any responsibility under Rule 17f-5 of the 1940 Act.

            3. Section 3 of the Custody Agreement is amended to read as follows:

            "3. Appointment and Removal of Sub-Custodians.

            (a) The Custodian may appoint one or more Sub-Custodians to act as Depository or Depositories or as sub-custodian or sub-custodians of Securities and moneys at any time held in any Portfolio, upon the terms and conditions specified in this Agreement. The Custodian shall oversee the maintenance by any Sub-Custodian of any Securities or moneys of any Portfolio.

            (b) The Agreement between the Custodian and each Sub-Custodian described in clause (ii) or (iii) of Section 1(l) and acting hereunder shall contain any provisions necessary to comply with Rule 17f-5 under the 1940 Act.

            (c) Prior to the Custodian's use of any Sub-Custodian described in clause (ii) or (iii) of Paragraph 1(l), the Fund or a Delegate of the Fund must approve such Sub-Custodian in the manner required by Rule 17f-5 and provide the Custodian with satisfactory evidence of such approval.

            (d) The Custodian shall promptly take such steps as may be required to remove any Sub-Custodian that has ceased to be an "eligible foreign custodian" or has otherwise ceased to meet the requirements under Rule 17f-5. If the Custodian intends to remove any Sub-Custodian previously approved by the Fund or a Delegate of the Fund pursuant to paragraph 3(c), and the Custodian proposes to replace such Sub-Custodian with a Sub-Custodian that has not yet been approved by the Fund or a Delegate of the Fund, it will so notify the Fund or a Delegate of the Fund and provide it with information reasonably necessary to determine such proposed Sub-Custodian's eligibility under Rule 17f-5, including a copy of the proposed agreement with such Sub-Custodian. The Fund shall at the meeting of the Board of Directors next following receipt of such notice and information, or a Delegate of the Fund shall promptly, determine whether to approve the proposed Sub-Custodian and will promptly thereafter give written notice of the approval or disapproval of the proposed action.

            (e) The Custodian hereby warrants to the Fund that in its opinion, after due inquiry, the established procedures to be followed by each Sub-Custodian (that is not a foreign securities depository or clearing agency) in connection with the safekeeping of property of a Portfolio pursuant to this Agreement afford reasonable care for the safekeeping of such property based on the standards applicable in the relevant market.

            4. The following is added as Section 3A to the Custody Agreement:

                        "3A. Delegation of Foreign Custody Management.

                        (a) The Fund hereby delegates to Custodian the
            responsibilities set forth in subparagraph (b) below of this Section 3A, in accordance with Rule 17f-5 under the 1940 Act, with respect to foreign custody arrangements for the Fund's existing and future investment portfolios, except that the Custodian shall not have such responsibility with respect to central depositories and clearing agencies or with respect to custody arrangements in the countries listed on Schedule I, attached hereto, as that Schedule may be amended from time to time by notice to the Fund.

                        (b) With respect to each foreign custody arrangement
            regarding the assets of any investment portfolio of the Fund for which Custodian has responsibility under this Section 3A, Custodian shall:

                        (i) determine that the Fund's assets will be subject to reasonable care, based on the standards applicable to custodians in the relevant market, if maintained with an "eligible foreign custodian", as that term is defined in Rule 17f-5 under the 1940 Act, after considering all factors relevant to the safekeeping of such assets;

                        (ii) determine that the written contract with such foreign custodian governing the foreign custody arrangements will provide reasonable care for the Fund's assets;

                        (iii) establish a system to monitor the appropriateness of maintaining the Fund's assets with such foreign custodian and the contract governing the Fund's foreign custody arrangements;

                        (iv) provide to the Fund's Board of Directors, at least annually, written reports notifying the Board of the placement of the Fund's assets with a particular foreign custodian and periodic reports of any material changes to the Fund's foreign custodian arrangements; and

                        (v) withdraw the Fund's assets from any foreign custodian as soon as reasonably practicable, if the foreign custody arrangement no longer meets the requirement of Rule 17f-5.

            5. Sections 16(b)1 and 16(b)2 of the Custody Agreement are amended to read as follows:

                        "1. The Custodian will use reasonable care with respect
            to its obligations under this Agreement and the safekeeping of property of the Portfolios. The Custodian shall be liable to, and shall indemnify and hold harmless the Fund from and against any loss which shall occur as the result of the failure of the Custodian or a Sub-Custodian (other than a foreign securities depository or clearing agency) to exercise reasonable care with respect to their respective obligations under this Agreement and the safekeeping of such property. The determination of whether the Custodian or Sub-Custodian has exercised reasonable care in connection with their obligations under this Agreement shall be made in light of prevailing standards applicable to professional custodians in the jurisdiction in which such custodial services are performed. In the event of any loss to the Fund by reason of the failure of the Custodian or a Sub-Custodian (other than a foreign securities depository or clearing agency) to exercise reasonable care, the Custodian shall be liable to the Fund only to the extent of the Fund's direct damages and expenses, which damages, for purposes of property only, shall be determined based on the market value of the property which is the subject of the loss at the date of discovery of such loss and without reference to any special condition or circumstances.

                        2. The Custodian will not be responsible for any act,
            omission, or default of, or for the solvency of, any foreign securities depository or clearing agency approved by the Board of Directors or a Delegate of the Fund pursuant to Section (1)(l) or
            Section 3 hereof."

            Except as set forth above, all terms of the Custody Agreement as in effect immediately prior to this amendment shall remain in full force and effect.

            Executed this ____ day of _______________, 199_.




THE NORTHERN TRUST COMPANY                      SIT MUTUAL FUNDS, INC.

By:______________________________               By:__________________________

Its:_____________________________               Its:_________________________

                                   SCHEDULE I

       (Countries for which Custodian shall NOT have responsibility under Section 3A for management of foreign custody arrangements)


                                     Russia
                                    Lithuania
                                     Romania
                                     Croatia

                                  EXHIBIT (h.2)
                          Accounting Services Agreement

                                  AMENDMENT TO
                          ACCOUNTING SERVICES AGREEMENT

      This Amendment dated as of July 1, 1999, is entered into by SIT LARGE CAP GROWTH FUND, INC. (the "Company") and FIRST DATA INVESTOR SERVICES GROUP, INC. ("FDISG").

      WHEREAS, the Company and FDISG entered into an Accounting Services Agreement dated as of April 1, 1996 (as amended and supplemented, the "Agreement");

      WHEREAS, the Company and FDISG wish to amend certain terms of the Agreement;

      NOW, THEREFORE, the parties hereto, intending to be legally bound hereby, hereby agree as follows:

I. Paragraph (a) of Section 4 is hereby deleted in its entirety and replaced with the following:

(a) For the services to be rendered, the facilities to be furnished and the payments to be made by FDISG, as provided for in this Agreement, the Company, on behalf of each Fund, will pay FDISG on the first business day of each month a fee for the previous month at the annual rate as follows:

                 Assets                               Basis Point Charge
                 $1 > $2,000,000,000                        4.0
                 $2,000,000,000 - $5,000,000,000            2.5
                 > $5,000,000,000                           2.0

For purposes of determining the asset levels in the foregoing fee schedule, the assets of all Sit Mutual Funds serviced by FDISG , shall be combined. In addition, for each fund added, if any, to the Sit Mutual Funds listed on Exhibit 1 and serviced hereunder by FDISG (a "New Fund") the Company shall pay FDISG a minimum annual fee in an amount equal to a.) $30,000 less b.) an amount calculated in accordance with the foregoing fee schedule for the New Fund on a stand alone basis without regard to other Sit Mutual Funds serviced by FDISG. For each fund listed on Exhibit 1 that is liquidated or dissolved, or merged into another fund included on Exhibit 1, the aggregate fee paid to FDISG by the remaining funds listed on Exhibit 1 will be reduced by $15,000 annually. The annual fee reduction will be applied as a credit monthly in arrears. The annual fee reduction will commence in the month of the liquidation, dissolution or merger if the liquidation, dissolution or merger takes place on or before the 15th of a month, and will commence in the month following the liquidation, dissolution or merger if the liquidation, dissolution or merger takes place after the 15th of a month.

II. Schedule B to the Agreement is hereby deleted in its entirety and replaced with the attached Schedule B.

III. Paragraph (a) of Section 8 is hereby deleted in its entirety and replaced with the following:

(a) The Agreement shall continue until March 31, 2003 (the "Initial Term"), unless earlier terminated pursuant to the terms of this Agreement. Thereafter, this Agreement shall automatically be renewed for successive terms of three (3) years ("Renewal Terms") each.

IV. Section 8 is hereby amended to include the following Paragraph (e):


e.) In the event that prior to March 31, 2002 this Agreement and the Accounting Services Agreements entered into by each fund on Exhibit 1 and FDISG are terminated, or as a result of a purchase or merger the assets of such funds as of the date of this Amendment are not serviced by FDISG hereunder, the Company and the funds on Exhibit 1 shall be liable for all amounts payable under
Section 4 hereof calculated at the asset level on the date notice of termination was delivered to FDISG, or if no notice was delivered to FDISG then the date of the merger or purchase. Notwithstanding anything contained in this Agreement to the contrary, after March 31, 2002, the Company may terminate this Agreement for any reason, or no reason, upon ninety (90) days written notice to FDISG and the payment to FDISG of an early termination penalty equal to $200,000.

V. Except to the extent amended hereby, the Agreement shall remain unchanged and in full force and effect and is hereby ratified and confirmed in all respects as amended hereby.



IN WITNESS WHEREOF, the undersigned have executed this Amendment as of the date and year first written above.

                                      SIT LARGE CAP GROWTH FUND, INC.


                                      By:    /s/ Mary K. Stern
                                             ------------------------------


                                      FIRST DATA INVESTOR SERVICES
                                      GROUP, INC.


                                      By:    /s/ Robert W. Gilbert
                                             ------------------------------

                                   SCHEDULE B

                    Out-Of-Pocket Expenses and Other Charges


1. Out-of-Pocket Expenses. The Company shall reimburse FDISG monthly for applicable out-of-pocket expenses, including, but not limited to the following items:

* Postage
* Telephone and telecommunication costs, including all lease, maintenance and line costs
* Shipping, Certified and Overnight mail and insurance
* Terminals, communication lines, printers and other equipment and any expenses incurred in connection with such terminals and lines
* Duplicating services
* Courier services
* Overtime, as approved by the Company
* Temporary staff, as approved by the Company
* Travel and entertainment, as approved by the Company
* Record retention, retrieval and destruction costs, including, but not limited to exit fees charged by third party record keeping vendors
* Third party audit reviews (SAS 70)
* Pricing services (or services used to determine Company NAV)
* Vendor pricing comparison
* Such other expenses as are agreed to by FDISG and the Company


2. Miscellaneous Charges. The Company shall be charged for the following products and services as applicable:
* Ad hoc reports
* Manual Pricing
* Materials for Rule 15c-3 Presentations

3. Programming Costs. The following programming rates are subject to an annual 5% increase after the one year anniversary of the effective date of this Agreement.

System Enhancements (Non Dedicated Team):    $150.00 per/hr per programmer

                   Amendment to Accounting Services Agreement

                                    EXHIBIT 1

Sit Mutual Funds

Sit Mid Cap Growth Fund, Inc.
Sit Large Cap Growth Fund, Inc.
Sit U.S. Government Securities Fund, Inc.
Sit Money Market Fund, Inc.
Sit Mutual Funds, Inc.
      Sit International Growth Fund (Series A)
      Sit Balanced Fund (Series B)
      Sit Developing Markets Growth Fund (Series C)
      Sit Small Cap Growth Fund (Series D)
      Sit Science and Technology Growth Fund (Series E)
      Sit Regional Growth Fund (Series F)
Sit Mutual Funds II, Inc.
      Sit Tax-Free Income Fund (Series A)
      Sit Minnesota Tax-Free Income Fund (Series B)
      Sit Bond Fund (Series C)

                                  AMENDMENT TO
                          ACCOUNTING SERVICES AGREEMENT

      This Amendment dated as of July 1, 1999, is entered into by SIT MID CAP GROWTH FUND, INC. (the "Company") and FIRST DATA INVESTOR SERVICES GROUP, INC. ("FDISG").

      WHEREAS, the Company and FDISG entered into an Accounting Services Agreement dated as of April 1, 1996 (as amended and supplemented, the "Agreement");

      WHEREAS, the Company and FDISG wish to amend certain terms of the Agreement;

      NOW, THEREFORE, the parties hereto, intending to be legally bound hereby, hereby agree as follows:

I. Paragraph (a) of Section 4 is hereby deleted in its entirety and replaced with the following:

(a) For the services to be rendered, the facilities to be furnished and the payments to be made by FDISG, as provided for in this Agreement, the Company, on behalf of each Fund, will pay FDISG on the first business day of each month a fee for the previous month at the annual rate as follows:

                 Assets                             Basis Point Charge
                 $1 > $2,000,000,000                      4.0
                 $2,000,000,000 - $5,000,000,000          2.5
                 > $5,000,000,000                         2.0

For purposes of determining the asset levels in the foregoing fee schedule, the assets of all Sit Mutual Funds serviced by FDISG , shall be combined. In addition, for each fund added, if any, to the Sit Mutual Funds listed on Exhibit 1 and serviced hereunder by FDISG (a "New Fund") the Company shall pay FDISG a minimum annual fee in an amount equal to a.) $30,000 less b.) an amount calculated in accordance with the foregoing fee schedule for the New Fund on a stand alone basis without regard to other Sit Mutual Funds serviced by FDISG. For each fund listed on Exhibit 1 that is liquidated or dissolved, or merged into another fund included on Exhibit 1, the aggregate fee paid to FDISG by the remaining funds listed on Exhibit 1 will be reduced by $15,000 annually. The annual fee reduction will be applied as a credit monthly in arrears. The annual fee reduction will commence in the month of the liquidation, dissolution or merger if the liquidation, dissolution or merger takes place on or before the 15th of a month, and will commence in the month following the liquidation, dissolution or merger if the liquidation, dissolution or merger takes place after the 15th of a month.

II. Schedule B to the Agreement is hereby deleted in its entirety and replaced with the attached Schedule B.

III. Paragraph (a) of Section 8 is hereby deleted in its entirety and replaced with the following:

(a) The Agreement shall continue until March 31, 2003 (the "Initial Term"), unless earlier terminated pursuant to the terms of this Agreement. Thereafter, this Agreement shall automatically be renewed for successive terms of three (3) years ("Renewal Terms") each.

      IV. Section 8 is hereby amended to include the following Paragraph (e):


      e.) In the event that prior to March 31, 2002 this Agreement and the Accounting Services Agreements entered into by each fund on Exhibit 1 and FDISG are terminated, or as a result of a purchase or merger the assets of such funds as of the date of this Amendment are not serviced by FDISG hereunder, the Company and the funds on Exhibit 1 shall be liable for all amounts payable under
Section 4 hereof calculated at the asset level on the date notice of termination was delivered to FDISG, or if no notice was delivered to FDISG then the date of the merger or purchase. Notwithstanding anything contained in this Agreement to the contrary, after March 31, 2002, the Company may terminate this Agreement for any reason, or no reason, upon ninety (90) days written notice to FDISG and the payment to FDISG of an early termination penalty equal to $200,000.

      V. Except to the extent amended hereby, the Agreement shall remain unchanged and in full force and effect and is hereby ratified and confirmed in all respects as amended hereby.



IN WITNESS WHEREOF, the undersigned have executed this Amendment as of the date and year first written above.

                                      SIT MID CAP GROWTH FUND, INC.


                                      By:     /s/ Mary K. Stern
                                              -----------------------------


                                      FIRST DATA INVESTOR SERVICES
                                      GROUP, INC.


                                      By:    /s/ Robert W. Gilbert
                                              -----------------------------

                                   SCHEDULE B

                    Out-Of-Pocket Expenses and Other Charges


1. Out-of-Pocket Expenses. The Company shall reimburse FDISG monthly for applicable out-of-pocket expenses, including, but not limited to the following items:

* Postage
* Telephone and telecommunication costs, including all lease, maintenance and line costs
* Shipping, Certified and Overnight mail and insurance
* Terminals, communication lines, printers and other equipment and any expenses incurred in connection with such terminals and lines
* Duplicating services
* Courier services
* Overtime, as approved by the Company
* Temporary staff, as approved by the Company
* Travel and entertainment, as approved by the Company
* Record retention, retrieval and destruction costs, including, but not limited to exit fees charged by third party record keeping vendors
* Third party audit reviews (SAS 70)
* Pricing services (or services used to determine Company NAV)
* Vendor pricing comparison
* Such other expenses as are agreed to by FDISG and the Company


2. Miscellaneous Charges. The Company shall be charged for the following products and services as applicable:

* Ad hoc reports
* Manual Pricing
* Materials for Rule 15c-3 Presentations

3. Programming Costs. The following programming rates are subject to an annual 5% increase after the one year anniversary of the effective date of this Agreement.

System Enhancements (Non Dedicated Team):    $150.00 per/hr per programmer

                   Amendment to Accounting Services Agreement

                                    EXHIBIT 1

Sit Mutual Funds

Sit Mid Cap Growth Fund, Inc.
Sit Large Cap Growth Fund, Inc.
Sit U.S. Government Securities Fund, Inc.
Sit Money Market Fund, Inc.
Sit Mutual Funds, Inc.
      Sit International Growth Fund (Series A)
      Sit Balanced Fund (Series B)
      Sit Developing Markets Growth Fund (Series C)
      Sit Small Cap Growth Fund (Series D)
      Sit Science and Technology Growth Fund (Series E)
      Sit Regional Growth Fund (Series F)
Sit Mutual Funds II, Inc.
      Sit Tax-Free Income Fund (Series A)
      Sit Minnesota Tax-Free Income Fund (Series B)
      Sit Bond Fund (Series C)

                                  AMENDMENT TO
                          ACCOUNTING SERVICES AGREEMENT

      This Amendment dated as of July 1, 1999, is entered into by SIT MUTUAL FUNDS, INC. (the "Company") and FIRST DATA INVESTOR SERVICES GROUP, INC. ("FDISG").

      WHEREAS, the Company and FDISG entered into an Accounting Services Agreement dated as of April 1, 1996 (as amended and supplemented, the "Agreement");

      WHEREAS, the Company and FDISG wish to amend certain terms of the Agreement;

      NOW, THEREFORE, the parties hereto, intending to be legally bound hereby, hereby agree as follows:

I. Paragraph (a) of Section 4 is hereby deleted in its entirety and replaced with the following:

(a) For the services to be rendered, the facilities to be furnished and the payments to be made by FDISG, as provided for in this Agreement, the Company, on behalf of each Fund, will pay FDISG on the first business day of each month a fee for the previous month at the annual rate as follows:

                 Assets                             Basis Point Charge
                 $1 > $2,000,000,000                      4.0
                 $2,000,000,000 - $5,000,000,000          2.5
                 > $5,000,000,000                         2.0

For purposes of determining the asset levels in the foregoing fee schedule, the assets of all Sit Mutual Funds serviced by FDISG , shall be combined. In addition, for each fund added, if any, to the Sit Mutual Funds listed on Exhibit 1 and serviced hereunder by FDISG (a "New Fund") the Company shall pay FDISG a minimum annual fee in an amount equal to a.) $30,000 less b.) an amount calculated in accordance with the foregoing fee schedule for the New Fund on a stand alone basis without regard to other Sit Mutual Funds serviced by FDISG. For each fund listed on Exhibit 1 that is liquidated or dissolved, or merged into another fund included on Exhibit 1, the aggregate fee paid to FDISG by the remaining funds listed on Exhibit 1 will be reduced by $15,000 annually. The annual fee reduction will be applied as a credit monthly in arrears. The annual fee reduction will commence in the month of the liquidation, dissolution or merger if the liquidation, dissolution or merger takes place on or before the 15th of a month, and will commence in the month following the liquidation, dissolution or merger if the liquidation, dissolution or merger takes place after the 15th of a month.

II. Schedule B to the Agreement is hereby deleted in its entirety and replaced with the attached Schedule B.

III. Paragraph (a) of Section 8 is hereby deleted in its entirety and replaced with the following:

(a) The Agreement shall continue until March 31, 2003 (the "Initial Term"), unless earlier terminated pursuant to the terms of this Agreement. Thereafter, this Agreement shall automatically be renewed for successive terms of three (3) years ("Renewal Terms") each.

      IV. Section 8 is hereby amended to include the following Paragraph (e):


      e.) In the event that prior to March 31, 2002 this Agreement and the Accounting Services Agreements entered into by each fund on Exhibit 1 and FDISG are terminated, or as a result of a purchase or merger the assets of such funds as of the date of this Amendment are not serviced by FDISG hereunder, the Company and the funds on Exhibit 1 shall be liable for all amounts payable under
Section 4 hereof calculated at the asset level on the date notice of termination was delivered to FDISG, or if no notice was delivered to FDISG then the date of the merger or purchase. Notwithstanding anything contained in this Agreement to the contrary, after March 31, 2002, the Company may terminate this Agreement for any reason, or no reason, upon ninety (90) days written notice to FDISG and the payment to FDISG of an early termination penalty equal to $200,000.

      V. Except to the extent amended hereby, the Agreement shall remain unchanged and in full force and effect and is hereby ratified and confirmed in all respects as amended hereby.



IN WITNESS WHEREOF, the undersigned have executed this Amendment as of the date and year first written above.

                                      SIT MUTUAL FUNDS, INC.


                                      By:    /s/ Mary K. Stern
                                             ------------------------------

                                      FIRST DATA INVESTOR SERVICES
                                      GROUP, INC.


                                      By:   /s/ Robert W. Gilbert
                                            -------------------------------

                                   SCHEDULE B

                    Out-Of-Pocket Expenses and Other Charges


1. Out-of-Pocket Expenses. The Company shall reimburse FDISG monthly for applicable out-of-pocket expenses, including, but not limited to the following items:

* Postage
* Telephone and telecommunication costs, including all lease, maintenance and line costs
* Shipping, Certified and Overnight mail and insurance
* Terminals, communication lines, printers and other equipment and any expenses incurred in connection with such terminals and lines
* Duplicating services
* Courier services
* Overtime, as approved by the Company
* Temporary staff, as approved by the Company
* Travel and entertainment, as approved by the Company
* Record retention, retrieval and destruction costs, including, but not limited to exit fees charged by third party record keeping vendors
* Third party audit reviews (SAS 70)
* Pricing services (or services used to determine Company NAV)
* Vendor pricing comparison
* Such other expenses as are agreed to by FDISG and the Company


2. Miscellaneous Charges. The Company shall be charged for the following products and services as applicable:
* Ad hoc reports
* Manual Pricing
* Materials for Rule 15c-3 Presentations

3. Programming Costs. The following programming rates are subject to an annual 5% increase after the one year anniversary of the effective date of this Agreement.

System Enhancements (Non Dedicated Team):    $150.00 per/hr per programmer

                   Amendment to Accounting Services Agreement

                                    EXHIBIT 1

Sit Mutual Funds

Sit Mid Cap Growth Fund, Inc.
Sit Large Cap Growth Fund, Inc.
Sit U.S. Government Securities Fund, Inc.
Sit Money Market Fund, Inc.
Sit Mutual Funds, Inc.
      Sit International Growth Fund (Series A)
      Sit Balanced Fund (Series B)
      Sit Developing Markets Growth Fund (Series C)
      Sit Small Cap Growth Fund (Series D)
      Sit Science and Technology Growth Fund (Series E)
      Sit Regional Growth Fund (Series F)
Sit Mutual Funds II, Inc.
      Sit Tax-Free Income Fund (Series A)
      Sit Minnesota Tax-Free Income Fund (Series B)
      Sit Bond Fund (Series C)

                                   EXHIBIT (j)
                          Independent Auditors' Consent


The Board of Directors and Shareholders
Sit Mutual Funds, Inc.
Sit Large Cap Growth Fund, Inc.
Sit Mid Cap Growth Fund, Inc.


We consent to the use of our report dated August 6, 1999 incorporated herein by reference and to the references to our Firm under the headings "Financial Highlights" in Part A and "Custodian; Sub-Custodian; Counsel; Accountants" in Part B of the Registration Statement.




                                  /s/ KPMG LLP

                                  KPMG LLP
Minneapolis, Minnesota
August 27, 1999